As filed with the U.S. Securities and Exchange Commission on December 14, 2009

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 115	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 116

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on February 28, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund also have executed this registration statement.

Title of Securities Being Registered:

ASIA PACIFIC SMALL COMPANY PORTFOLIO — INSTITUTIONAL CLASS

CONTINENTAL SMALL COMPANY PORTFOLIO — INSTITUTIONAL CLASS

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO — INSTITUTIONAL CLASS

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO — INSTITUTIONAL CLASS

DFA FIVE-YEAR GOVERNMENT PORTFOLIO — INSTITUTIONAL CLASS

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO — INSTITUTIONAL CLASS

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO — INSTITUTIONAL CLASS

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO — INSTITUTIONAL CLASS

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO — INSTITUTIONAL CLASS

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO — INSTITUTIONAL CLASS

DFA ONE-YEAR FIXED INCOME PORTFOLIO — INSTITUTIONAL CLASS

DFA REAL ESTATE SECURITIES PORTFOLIO — INSTITUTIONAL CLASS

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO — INSTITUTIONAL CLASS

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO — INSTITUTIONAL CLASS

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO — INSTITUTIONAL CLASS

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO — INSTITUTIONAL CLASS

EMERGING MARKETS CORE EQUITY PORTFOLIO — INSTITUTIONAL CLASS

EMERGING MARKETS PORTFOLIO — INSTITUTIONAL CLASS

EMERGING MARKETS SMALL CAP PORTFOLIO — INSTITUTIONAL CLASS

EMERGING MARKETS VALUE PORTFOLIO — INSTITUTIONAL CLASS

ENHANCED U.S. LARGE COMPANY PORTFOLIO — INSTITUTIONAL CLASS

INTERNATIONAL CORE EQUITY PORTFOLIO — INSTITUTIONAL CLASS

INTERNATIONAL SMALL COMPANY PORTFOLIO — INSTITUTIONAL CLASS

INTERNATIONAL VECTOR EQUITY PORTFOLIO — INSTITUTIONAL CLASS

JAPANESE SMALL COMPANY PORTFOLIO — INSTITUTIONAL CLASS

LARGE CAP INTERNATIONAL PORTFOLIO — INSTITUTIONAL CLASS

U.S. CORE EQUITY 1 PORTFOLIO — INSTITUTIONAL CLASS

U.S. CORE EQUITY 2 PORTFOLIO — INSTITUTIONAL CLASS

U.S. LARGE CAP VALUE PORTFOLIO — INSTITUTIONAL CLASS

U.S. LARGE COMPANY PORTFOLIO — INSTITUTIONAL CLASS

U.S. MICRO CAP PORTFOLIO — INSTITUTIONAL CLASS

U.S. SMALL CAP PORTFOLIO — INSTITUTIONAL CLASS

U.S. SMALL CAP VALUE PORTFOLIO — INSTITUTIONAL CLASS

U.S. TARGETED VALUE PORTFOLIO — INSTITUTIONAL CLASS

U.S. VECTOR EQUITY PORTFOLIO — INSTITUTIONAL CLASS

UNITED KINGDOM SMALL COMPANY PORTFOLIO — INSTITUTIONAL CLASS

This Post-Effective Amendment No. 115/116 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Institutional Class shares of the Registrant’s U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Emerging Markets Small Cap Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, International Vector Equity Portfolio and DFA Global Real Estate Securities Portfolio series of shares

4.	PART A — Prospectus relating to the Institutional Class shares of the Registrant’s DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio series of shares

5.	PART B — Statement of Additional Information relating to the Institutional Class shares of the Registrant’s U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Small Company Portfolio, Continental Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Emerging Markets Small Cap Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, International Vector Equity Portfolio and DFA Global Real Estate Securities Portfolio series of shares

6.	PART B — Statement of Additional Information relating to the Institutional Class shares of the Registrant’s DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio series of shares

7.	PART C — Other Information

8.	SIGNATURES

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies’ Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA International Value Portfolio is offered by Dimensional Investment Group Inc. The other listed Portfolios are part of DFA Investment Dimensions Group Inc. The Portfolios described in this Prospectus are designed for long-term investors, except as otherwise described in this Prospectus.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

U.S. LARGE COMPANY PORTFOLIO Ticker: DFLCX	U.S. CORE EQUITY 2 PORTFOLIO Ticker: DFQTX
ENHANCED U.S. LARGE COMPANY PORTFOLIO Ticker: DFELX	U.S. VECTOR EQUITY PORTFOLIO Ticker: DFVEX
U.S. LARGE CAP VALUE PORTFOLIO Ticker: DFLVX	U.S. SMALL CAP PORTFOLIO Ticker: DFSTX
U.S. SMALL CAP VALUE PORTFOLIO Ticker: DFSVX	U.S. MICRO CAP PORTFOLIO Ticker: DFSCX
U.S. TARGETED VALUE PORTFOLIO Ticker: DFFVX	DFA REAL ESTATE SECURITIES PORTFOLIO Ticker: DFREX
U.S. CORE EQUITY 1 PORTFOLIO Ticker: DFEOX

INTERNATIONAL EQUITY SECURITIES

LARGE CAP INTERNATIONAL PORTFOLIO Ticker: DFALX	DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO Ticker: DFITX
DFA INTERNATIONAL VALUE PORTFOLIO Ticker: DFIVX	DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO Ticker: DFGEX
INTERNATIONAL CORE EQUITY PORTFOLIO Ticker: DFIEX	DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO Ticker: DISVX
INTERNATIONAL SMALL COMPANY PORTFOLIO Ticker: DFISX	INTERNATIONAL VECTOR EQUITY PORTFOLIO Ticker: DFVQX
JAPANESE SMALL COMPANY PORTFOLIO Ticker: DFJSX	EMERGING MARKETS PORTFOLIO Ticker: DFEMX
ASIA PACIFIC SMALL COMPANY PORTFOLIO Ticker: DFRSX	EMERGING MARKETS VALUE PORTFOLIO Ticker: DFEVX
UNITED KINGDOM SMALL COMPANY PORTFOLIO Ticker: DFUKX	EMERGING MARKETS SMALL CAP PORTFOLIO Ticker: DEMSX
CONTINENTAL SMALL COMPANY PORTFOLIO Ticker: DFCSX	EMERGING MARKETS CORE EQUITY PORTFOLIO Ticker: DFCEX

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

Each Portfolio (except the U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio) also offers two additional classes of shares, Class R1 shares and Class R2 shares, which are offered to qualified investors in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

v

U.S. Large Company Portfolio

INVESTMENT OBJECTIVE

The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio. The expenses in the following table are based on those incurred by the U.S. Large Company Portfolio and the U.S. Large Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	The “Management Fee” includes an investment management fee payable by the U.S. Large Company Series and an administration fee payable by the U.S. Large Company Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the U.S. Large Company Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Large Company Series.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Large Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the U.S. Large Company Portfolio and the U.S. Large Company Series.

Portfolio Turnover

The U.S. Large Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Company Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Large Company Portfolio invests substantially all of its assets in the U.S. Large Company Series, which generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately [70]% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Series, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies.

The U.S. Large Company Portfolio and the U.S. Large Company Series each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Large Company Series may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see “Standard & Poor’s-Information and Disclaimers.”

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Series that owns them, and, in turn, the U.S. Large Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U,S. Large Company Series and the U.S. Large Company Portfolio use derivatives for non-hedging purposes, the U.S. Large Company Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Large Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Large Company Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
S&P 500® Index(1)	[	]%	[	]%	[	]%

(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Company Portfolio and the U.S. Large Company Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Large Company Portfolio and the U.S. Large Company Series with respect to their day to day management. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Large Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Large Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Large Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Enhanced U.S. Large Company Portfolio

INVESTMENT OBJECTIVE

The Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Enhanced U.S. Large Company Portfolio. The expenses in the following table are based on those incurred by the Enhanced U.S. Large Company Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP (the “Advisor”).

Example

This Example is meant to help you compare the cost of investing in the Enhanced U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Enhanced U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Enhanced U.S. Large Company Portfolio’s portfolio turnover rate was [_]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Enhanced U.S. Large Company Portfolio seeks to outperform the S&P 500® Index primarily through investment in S&P 500 Index futures and short-term fixed income obligations. The Enhanced U.S. Large Company Portfolio may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Portfolio invests in fixed income obligations, which may include securities of foreign issuers. The Portfolio may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index hereinafter collectively referred to as “Index Derivatives”). The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately [70]% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500® Index to be those of large companies. Under normal circumstances, the Enhanced U.S. Large Company Portfolio will invest at least 80% of its net assets in short-term fixed income obligations that are overlaid by futures, swaps and other derivatives of the S&P 500® Index to create exposure to the performance of large U.S. companies or in securities of large U.S. companies directly. Alternatively, the Portfolio may invest at least 80% of its net assets directly in securities of large companies.

The Enhanced U.S. Large Company Portfolio may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Portfolio not invested in S&P 500® Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations.

The Enhanced U.S. Large Company Portfolio uses foreign currency contracts to hedge foreign currency risks. The Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to hedge against changes in securities prices. The Enhanced U.S. Large Company Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to attempt to achieve its investment objectives.

The Enhanced U.S. Large Company Portfolio may also invest in shares of affiliated and unaffiliated registered and unregistered money market funds. In addition, the Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. The Portfolio’s investments in the securities of other investment companies, including ETFs and money market funds, may involve the duplication of certain fees and expenses.

The Enhanced U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the Enhanced U.S. Large Company Portfolio, see “Standard & Poor’s-Information and Disclaimers.”

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Enhanced U.S. Large Company Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Enhanced U.S. Large Company Portfolio hedges foreign currency risk.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Enhanced U.S. Large Company Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Enhanced U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The Enhanced U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Enhanced U.S. Large Company Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by Standard & Poor’s Rating Group or Ba or below by Moody’s Investors Service, Inc.). Fixed income securities that are below investment grade involve high credit risk and are considered speculative.

Income Risk: Income risk is the risk that falling interest rates will cause the Enhanced U.S. Large Company Portfolio’s income to decline.

Call Risk: Call risk is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date, forcing the Portfolio to reinvest in bonds with lower interest rates than the original obligations.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Enhanced U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. Enhanced U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Enhanced U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Enhanced U.S. Large Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Enhanced U.S. Large Company Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
S&P 500® Index(1)	[	]%	[	]%	[	]%

(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Enhanced U.S. Large Company Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the Enhanced U.S. Large Company Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Enhanced U.S. Large Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Enhanced U.S. Large Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Enhanced U.S. Large Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Large Cap Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Large Cap Value Portfolio is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Large Cap Value Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Value Portfolio. The expenses in the following table are based on those incurred by the U.S. Large Cap Value Portfolio and the U.S. Large Cap Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[__	]%
Total Annual Operating Expenses	0.[__	]%

*	The “Management Fee” includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the U.S. Large Cap Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the U.S. Large Cap Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

The Example reflects the aggregate estimated annual operating expenses of both the U.S. Large Cap Value Portfolio and the U.S. Large Cap Value Series.

Portfolio Turnover

The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Value Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Value Series’ portfolio turnover rate was [__]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Large Cap Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of [            ], for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [            ], the market capitalization of a large cap company was $[            ] million, or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the U.S. Large Cap Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Cap Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Cap Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them, and, in turn, the U.S. Large Cap Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and U.S. Large Cap Value Portfolio use derivatives for non-hedging purposes, the U.S. Large Cap Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Large Cap Value Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Large Cap Value Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 1000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Cap Value Portfolio and the U.S. Large Cap Value Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Large Cap Value Portfolio and the U.S. Large Cap Value Series with respect to their day to day management. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Large Cap Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Large Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Large Cap Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Small Cap Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Small Cap Value Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Value Portfolio. The expenses in the following table are based on those incurred by the U.S. Small Cap Value Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses*(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[__	]%
Total Annual Operating Expenses	0.[__	]%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.

Example

This Example is meant to help you compare the cost of investing in the U.S. Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The U.S. Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Small Cap Value Portfolio’s performance. During the most recent fiscal year, the U.S. Small Cap Value Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

U.S. Small Cap Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small cap companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of [            ], for purposes of the U.S. Small Cap Value Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [            ], the market capitalization of a small cap company was $[            ] million, or below. This dollar amount will change due to market conditions.

The U.S. Small Cap Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Small Cap Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Small Cap Value Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Small Cap Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Small Cap Value Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Small Cap Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Small Cap Value Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Small Cap Value Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 2000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Small Cap Value Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Small Cap Value Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Small Cap Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Small Cap Value Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Small Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Small Cap Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Small Cap Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Targeted Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio. The expenses in the following table are based on those incurred by the U.S. Targeted Value Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses**	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)***	0.[ ]	%
Net Expenses	0.[ ]	%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.
**	Represents the amount of fees and expenses incurred indirectly by the U.S. Targeted Value Portfolio as a result of investing in one or more other investment companies.
***	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Targeted Value Portfolio. The Fee Waiver and Expense Assumption Agreement for the U.S. Targeted Value Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Targeted Value Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

[The costs for the U.S. Targeted Value Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of [            ], the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of [ ], companies smaller than the 500th largest U.S. company fall in lowest 15% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other U.S. national securities exchanges deemed appropriate by the Advisor. As of [ ], the market capitalization of a company smaller than the 500th largest U.S. company was approximately $[            ] million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Targeted Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Targeted Value Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Targeted Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Targeted Value Portfolio Institutional Class Shares

January 2001-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Since 2/23/00 Inception
U.S. Targeted Value Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 2000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Targeted Value Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Targeted Value Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Targeted Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Targeted Value Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Targeted Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Targeted Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Targeted Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Core Equity 1 Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Core Equity 1 Portfolio. The expenses in the following table are based on those incurred by the U.S. Core Equity 1 Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.17%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	Represents the amount of fees and expenses incurred indirectly by the U.S. Core Equity 1 Portfolio as a result of investing in one or more other investment companies.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Core Equity 1 Portfolio. The Fee Waiver and Expense Assumption Agreement for the U.S. Core Equity 1 Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Core Equity 1 Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

[The costs for the U.S. Core Equity 1 Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The U.S. Core Equity 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 1 Portfolio’s performance. During the most recent fiscal year, the U.S. Core Equity 1 Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of [ ], securities of the largest U.S. growth companies comprised [ ]% of the U.S. Universe and the Advisor allocated approximately [ ]% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 1 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which the U.S. Core Equity 1 Portfolio’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

The U.S. Core Equity 1 Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. The U.S. Core Equity 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. In addition to money market instruments and other short-term investments, the U.S. Core Equity 1 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Core Equity 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Core Equity 1 Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Core Equity 1 Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Core Equity 1 Portfolio’s past performance

(before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Core Equity 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Core Equity 1 Portfolio Institutional Class Shares

January 2006-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 9/15/05 Inception
U.S. Core Equity 1 Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Russell 3000® Index	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Core Equity 1 Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Core Equity 1 Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Core Equity 1 Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Core Equity 1 Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Core Equity 1 Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Core Equity 1 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Core Equity 1 Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Core Equity 2 Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Core Equity 2 Portfolio. The expenses in the following table are based on those incurred by the U.S. Core Equity 2 Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	Represents the amount of fees and expenses incurred indirectly by the U.S. Core Equity 2 Portfolio as a result of investing in one or more other investment companies.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Core Equity 2 Portfolio. The Fee Waiver and Expense Assumption Agreement for the U.S. Core Equity 2 Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Core Equity 2 Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 2 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

[The costs for the U.S. Core Equity 2 Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The U.S. Core Equity 2 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 2 Portfolio’s performance. During the most recent fiscal year, the U.S. Core Equity 2 Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 2 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. For example, as of [ ], securities of the largest U.S. growth companies comprised [ ]% of the U.S. Universe and the Advisor allocated approximately [ ]% of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 2 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which the U.S. Core Equity 2 Portfolio’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

The U.S. Core Equity 2 Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. The U.S. Core Equity 2 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. In addition to money market instruments and other short-term investments, the U.S. Core Equity 2 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Core Equity 2 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Core Equity 2 Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 2 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 2 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 2 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Core Equity 2 Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Core Equity 2 Portfolio’s past performance

(before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Core Equity 2 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Core Equity 2 Portfolio Institutional Class Shares

January 2006-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 9/15/05 Inception
U.S. Core Equity 2 Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Russell 3000® Index	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Core Equity 2 Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Core Equity 2 Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Core Equity 2 Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Core Equity 2 Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Core Equity 2 Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Core Equity 2 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Core Equity 2 Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Vector Equity Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Vector Equity Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Vector Equity Portfolio. The expenses in the following table are based on those incurred by the U.S. Vector Equity Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.[	]%
Acquired Fund Fees and Expenses*	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	Represents the amount of fees and expenses incurred indirectly by the U.S. Vector Equity Portfolio as a result of investing in one or more other investment companies.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Vector Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the U.S. Vector Equity Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Vector Equity Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Vector Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

[The costs for the U.S. Vector Equity Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The U.S. Vector Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Vector Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Vector Equity Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Vector Equity Portfolio purchases a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, the U.S. Vector Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 50% of their percentage weight in the U.S. Universe. For example, as of [    ], securities of the largest U.S. growth companies comprised [    ]% of the U.S. Universe and the Advisor allocated approximately [    ]% of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies. The percentage by which the Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the Portfolio’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

The U.S. Vector Equity Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Vector Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity to pay redemptions. In addition to money market instruments and other short-term investments, the U.S. Vector Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Vector Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Vector Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Vector Equity Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Vector Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Vector Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Vector Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Vector Equity Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Vector Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Vector Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Vector Equity Portfolio Institutional Class Shares

January 2006-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 12/30/05 Inception
U.S. Vector Equity Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Russell 2500® Index	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Vector Equity Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Vector Equity Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Vector Equity Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Vector Equity Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Vector Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Vector Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Vector Equity Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Small Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Small Cap Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Portfolio. The expenses in the following table are based on those incurred by the U.S. Small Cap Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.[__]%
Total Annual Operating Expenses	0.[__]%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.

Example

This Example is meant to help you compare the cost of investing in the U.S. Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The U.S. Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Small Cap Portfolio’s performance. During the most recent fiscal year, the U.S. Small Cap Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Small Cap Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of [ ], for purposes of the U.S. Small Cap Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [    ], the market capitalization of a small cap company was $[    ] million, or below. This dollar amount will change due to market conditions. When implementing its strategy, the U.S. Small Cap Portfolio will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under the Advisor’s market capitalization guidelines. As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies.

The U.S. Small Cap Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Small Cap Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Small Cap Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Small Cap Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Small Cap Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Small Cap Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Small Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Small Cap Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Small Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Small Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Small Cap Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Small Cap Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 2000® Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Small Cap Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Small Cap Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Small Cap Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Small Cap Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Small Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Small Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Small Cap Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

U.S. Micro Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the U.S. Micro Cap Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Micro Cap Portfolio. The expenses in the following table are based on those incurred by the U.S. Micro Cap Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[__]%
Total Annual Operating Expenses	0.[__]%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.

Example

This Example is meant to help you compare the cost of investing in the U.S. Micro Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[___]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The U.S. Micro Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Micro Cap Portfolio’s performance. During the most recent fiscal year, the U.S. Micro Cap Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Micro Cap Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. micro cap companies. As of [    ], for the purposes of the U.S. Micro Cap Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [    ], the market capitalization of a micro cap company was $[    ] million, or below. This dollar amount will change due to market conditions. When implementing its strategy, the U.S. Micro Cap Portfolio will, as of _______, generally purchase securities of companies that are in the lowest 4% of total market capitalization but may also purchase securities of companies above this range that are considered micro cap companies under the Advisor’s market capitalization guidelines.

The U.S. Micro Cap Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Micro Cap Portfolio also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Micro Cap Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Micro Cap Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Micro Cap Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Micro Cap Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Micro Cap Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Micro Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Micro Cap Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Micro Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Micro Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Micro Cap Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Micro Cap Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 2000® Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Micro Cap Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Micro Cap Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Micro Cap Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the U.S. Micro Cap Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Micro Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Micro Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Micro Cap Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Real Estate Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Real Estate Securities Portfolio. The expenses in the following table are based on those incurred by the DFA Real Estate Securities Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.[__]%
Total Annual Operating Expenses	0.[__]%

Example

This Example is meant to help you compare the cost of investing in the DFA Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[___	]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The DFA Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA Real Estate Securities Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer.

The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”).

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry. The DFA Real Estate Securities Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or such other U.S. national securities exchanges deemed appropriate by the Advisor and over-the-counter market.

The DFA Real Estate Securities Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The DFA Real Estate Securities Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA Real Estate Securities Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio on the real estate industry may cause the Portfolio’s risk to approximate the general risks of direct real estate ownership. The performance of DFA Real Estate Securities Portfolio may be materially different from the broad equity market.

Real Estate Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA Real Estate Securities Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA Real Estate Securities Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Real Estate Securities Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
S&P 500® Index(1)	[	]%	[	]%	[	]%
Dow Jones Wilshire REIT Index(2)	[	]%	[	]%	[	]%

(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.
(2)	The Dow Jones Wilshire REIT Index measures U.S. publicly traded real estate investment trusts.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA Real Estate Securities Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the DFA Real Estate Securities Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the DFA Real Estate Securities Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the DFA Real Estate Securities Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the DFA Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the DFA Real Estate Securities Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Large Cap International Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap International Portfolio. The expenses in the following table are based on those incurred by the Large Cap International Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[ ]%
Total Annual Operating Expenses	0.[ ]%

Example

This Example is meant to help you compare the cost of investing in the Large Cap International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Large Cap International Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Large Cap International Portfolio’s performance. During the most recent fiscal year, the Large Cap International Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Large Cap International Portfolio purchases stocks of non-U.S. large companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.

The Large Cap International Portfolio intends to purchase stocks of large companies associated with approved markets in Europe, Australia, Canada and the Far East. As a non-fundamental policy, under normal circumstances, Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. As of [ ], for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests was $[ ] million. This threshold will change due to market conditions.

The Large Cap International Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Large Cap International Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Large Cap International Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Large Cap International Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Large Cap International Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Large Cap International Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Large Cap International Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Large Cap International Portfolio may lose money and there may be a delay in recovering the loaned securities. The Large Cap International Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Large Cap International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Large Cap International Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Large Cap International Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Large Cap International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Large Cap International Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Large Cap International Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex USA Index (net dividends)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Large Cap International Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Large Cap International Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Large Cap International Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Large Cap International Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Large Cap International Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Large Cap International Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Large Cap International Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA International Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Value Portfolio. The expenses in the following table are based on those incurred by the DFA International Value Portfolio and the DFA International Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

*	The “Management Fee” includes an investment management fee payable by the DFA International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the DFA International Value Series.

Example

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the DFA International Value Portfolio and the DFA International Value Series.

Portfolio Turnover

The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular country or issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The DFA International Value Series intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of [            ],for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $[            ]. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The DFA International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The DFA International Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives for non-hedging purposes, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA International Value Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA International Value Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex USA Index (net dividends)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the DFA International Value Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the DFA International Value Portfolio and the DFA International Value Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the DFA International Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the DFA International Value Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the DFA International Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

International Core Equity Portfolio

INVESTMENT OBJECTIVE

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Core Equity Portfolio. The expenses in the following table are based on those incurred by the International Core Equity Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.[ ]%
Total Annual Operating Expenses	0.[ ]%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]%
Net Expenses	0.[ ]%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the International Core Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the International Core Equity Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the International Core Equity Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the International Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

[The costs for the International Core Equity Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The International Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Core Equity Portfolio’s performance. During the most recent fiscal year, the International Core Equity Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Core Equity Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of [ ], securities of the largest growth companies in the International Universe comprised approximately [    ]% of the International Universe and the Advisor allocated approximately [ ]% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the International Core Equity Portfolio’s percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The International Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Core Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. The International Core Equity Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

In addition to money market instruments and other short-term investments, the International Core Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Core Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Core Equity Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International

Core Equity Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The International Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the International Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

International Core Equity Portfolio Institutional Class Shares

January 2006-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
MSCI World ex USA Index (net dividends)	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Core Equity Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Core Equity Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Core Equity Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the International Core Equity Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the International Core Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Core Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the International Core Equity Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

International Small Company Portfolio

INVESTMENT OBJECTIVE

The investment objective of the International Small Company Portfolio is to achieve long-term capital appreciation. The International Small Company Portfolio pursues its objective by investing substantially all of its assets in The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (the “International Small Company Master Funds”) of The DFA Investment Trust Company (the “Trust”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Small Company Portfolio. The expenses in the following table are based on those incurred by the International Small Company Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses	0.[	]%
Acquired Fund Fees and Expenses*	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	Represents the amount of fees and expenses incurred indirectly by the International Small Company Portfolio as a result of investing in other investment companies, including the International Small Company Master Funds.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the International Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the International Small Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the International Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

[The costs for the International Small Company Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The International Small Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Small Company Portfolio’s performance. During the most recent fiscal year, the International Small Company Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Small Company Portfolio seeks to achieve its investment objective of providing investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Canadian, Japanese, United Kingdom, European and Asia Pacific companies. The International Small Company Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. The International Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the International Small Company Master Funds. Each International Small Company Master Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a small company within an eligible country, the greater its representation in the International Small Company Master Fund. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. The International Small Company Portfolio and each International Small Company Master Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Each International Small Company Master Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Small Company Master Funds each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions or enter into futures contracts or options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States. The International Small Company Master Funds may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Small Company Master Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Small Company Master Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the International Small Company Portfolio is affected by the investment performance of the International Small Company Master Funds in which the International Small Company Portfolio invests. The ability of the International Small Company Portfolio to achieve its investment objective depends on the ability of the International Small Company Master Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the International Small Company Master Funds. There can be no assurance that the investment objective of the International Small Company Portfolio or any International Small Company Master Fund will be achieved. Through its investments in the International Small Company Master Funds, the International Small Company Portfolio is subject to the risks of the International Small Company Master Funds’ investments. The risks of the International Small Company Master Funds’ investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Small Company Master Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Small Company Master Funds that own them, and, in turn, the International Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Small Company Master Funds use derivatives for non-hedging purposes, the International Small Company Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Small Company Master Funds may lose money and there may be a delay in recovering the loaned securities. The International Small Company Master Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in International Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the International Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

International Small Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
International Small Company Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex USA Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.675% (inception to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Small Company Portfolio and the International Small Company Master Funds and manages each using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Small Company Portfolio and the International Small Company Master Funds with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Small Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the International Small Company Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the International Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the International Small Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Japanese Small Company Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Japanese Small Company Portfolio is to achieve long-term capital appreciation. The Japanese Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Japanese Small Company Series (the “Japanese Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Japanese Small Company Portfolio. The expenses in the following table are based on those incurred by the Japanese Small Company Portfolio and the Japanese Small Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	The “Management Fee” includes an investment management fee payable by the Japanese Small Company Series and an administration fee payable by the Japanese Small Company Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Japanese Small Company Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Japanese Small Company Series.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Japanese Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Japanese Small Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Japanese Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the Japanese Small Company Portfolio and the Japanese Small Company Series.

Portfolio Turnover

The Japanese Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Japanese Small Company Portfolio’s performance. During the most recent fiscal year, the Japanese Small Company Series’ portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Japanese Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Japanese Small Company Series. The Japanese Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable stocks of small companies associated with Japan. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a Japanese small company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of [ ], the Advisor considered Japanese small companies to be those companies with a market capitalization below $[ ] million. This dollar amount will change due to market conditions.

The Japanese Small Company Series may gain exposure to companies associated with Japan by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Japanese Small Company Series and the Japanese Small Company Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Japanese Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the Japanese equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Japanese Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Japanese Small Company Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Japanese Small Company Series does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Japanese Small Company Series that owns them, and, in turn, the Japanese Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Japanese Small Company Series and the Japanese Small Company Portfolio use derivatives for non-hedging purposes, the Japanese Small Company Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Japanese Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Japanese Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Japanese Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Japanese Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Japanese Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Japanese Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Japanese Small Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Japanese Small Company Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]	[	]%	[	]%
MSCI Japan Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.50% (7/01/95 to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Japanese Small Company Portfolio and the Japanese Small Company Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Japanese Small Company Portfolio and the Japanese Small Company Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Japanese Small Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Japanese Small Company Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Japanese Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Japanese Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Japanese Small Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Asia Pacific Small Company Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Asia Pacific Small Company Portfolio is to achieve long-term capital appreciation. The Asia Pacific Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Asia Pacific Small Company Series (the “Asia Pacific Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Asia Pacific Small Company Portfolio. The expenses in the following table are based on those incurred by the Asia Pacific Small Company Portfolio and the Asia Pacific Small Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	The “Management Fee” includes an investment management fee payable by the Asia Pacific Small Company Series and an administration fee payable by the Asia Pacific Small Company Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Asia Pacific Small Company Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Asia Pacific Small Company Series.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Asia Pacific Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Asia Pacific Small Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Asia Pacific Small Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Asia Pacific Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the Asia Pacific Small Company Portfolio and the Asia Pacific Small Company Series.

Portfolio Turnover

The Asia Pacific Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Asia Pacific Small Company Portfolio’s performance. During the most recent fiscal year, the Asia Pacific Small Company Series’ portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Asia Pacific Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Asia Pacific Small Company Series. The Asia Pacific Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable stocks of small companies associated with Australia, New Zealand and Pacific Rim Asian countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Series invests. As of [            ], for the Asia Pacific Small Company Series, the highest maximum market capitalization of a small company in any country in which the Asia Pacific Small Company Series invests was $[            ]. This threshold will change due to market conditions.

The Asia Pacific Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Asia Pacific Small Company Series and the Asia Pacific Small Company Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Asia Pacific equity securities and indices or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Asia Pacific Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Asia Pacific equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity.

In addition to money market instruments and other short-term investments, the Asia Pacific Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Asia Pacific Small Company Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Asia Pacific Small Company Series does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Asia Pacific Small Company Series that owns them, and, in turn, the Asia Pacific Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Asia Pacific Small Company Series and the Asia Pacific Small Company Portfolio use derivatives for non-hedging purposes, the Asia Pacific Small Company Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Asia Pacific Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Asia Pacific Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Asia Pacific Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Asia Pacific Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Asia Pacific Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Asia Pacific Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Asia Pacific Small Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Asia Pacific Small Company Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Pacific ex Japan Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 1.00% (7/01/95 to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Asia Pacific Small Company Portfolio and the Asia Pacific Small Company Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Asia Pacific Small Company Portfolio and the Asia Pacific Small Company Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Asia Pacific Small Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Asia Pacific Small Company Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Asia Pacific Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Asia Pacific Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Asia Pacific Small Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

United Kingdom Small Company Portfolio

INVESTMENT OBJECTIVE

The investment objective of the United Kingdom Small Company Portfolio is to achieve long-term capital appreciation. The United Kingdom Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The United Kingdom Small Company Series (the “United Kingdom Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the United Kingdom Small Company Portfolio. The expenses in the following table are based on those incurred by the United Kingdom Small Company Portfolio and the United Kingdom Small Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	The “Management Fee” includes an investment management fee payable by the United Kingdom Small Company Series and an administration fee payable by the United Kingdom Small Company Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the United Kingdom Small Company Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the United Kingdom Small Company Series.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the United Kingdom Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the United Kingdom Small Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the United Kingdom Small Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the United Kingdom Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the United Kingdom Small Company Portfolio and the United Kingdom Small Company Series.

Portfolio Turnover

The United Kingdom Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the United Kingdom Small Company Portfolio’s performance. During the most recent fiscal year, the United Kingdom Small Company Series’ portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The United Kingdom Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the United Kingdom Small Company Series. The United Kingdom Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable stocks of small companies associated with the United Kingdom. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a United Kingdom small company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies. As of [    ], the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $[    ] million. This dollar amount will change due to market conditions.

The United Kingdom Small Company Series may gain exposure to companies associated with the United Kingdom by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The United Kingdom Small Company Series and the United Kingdom Small Company Portfolio each may use derivatives, such as futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The United Kingdom Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the United Kingdom equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the United Kingdom Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The United Kingdom Small Company Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The United Kingdom Small Company Series does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the United Kingdom Small Company Series that owns them, and, in turn, the United Kingdom Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the United Kingdom Small Company Series and the United Kingdom Small Company Portfolio use derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the United Kingdom Small Company Series may lose money and there may be a delay in recovering the loaned securities. The United Kingdom Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the United Kingdom Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in United Kingdom Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The United Kingdom Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the United Kingdom Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

United Kingdom Small Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
United Kingdom Small Company Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI UK Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 1.5% (inception to 6/30/95) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the United Kingdom Small Company Portfolio and the United Kingdom Small Company Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the United Kingdom Small Company Portfolio and the United Kingdom Small Company Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the United Kingdom Small Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the United Kingdom Small Company Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the United Kingdom Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The United Kingdom Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the United Kingdom Small Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Continental Small Company Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Continental Small Company Portfolio is to achieve long-term capital appreciation. The Continental Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Continental Small Company Series (the “Continental Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Continental Small Company Portfolio. The expenses in the following table are based on those incurred by the Continental Small Company Portfolio and the Continental Small Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	The “Management Fee” includes an investment management fee payable by the Continental Small Company Series and an administration fee payable by the Continental Small Company Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Continental Small Company Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Continental Small Company Series.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Continental Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Continental Small Company Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Continental Small Company Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Continental Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the Continental Small Company Portfolio and the Continental Small Company Series.

Portfolio Turnover

The Continental Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Continental Small Company Portfolio’s performance. During the most recent fiscal year, the Continental Small Company Series’ portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Continental Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Continental Small Company Series. The Continental Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable stocks of small companies associated with European countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. The Advisor determines the maximum market capitalization of a small company with respect to each country or region in which the Series invests. As of [            ], for the Continental Small Company Series, the highest maximum market capitalization of a small company in any country or region in which the Continental Small Company Series invests was $[            ]. This threshold will change due to market conditions. The Series also may invest up to 20% of its net assets in small companies associated with non-European countries that the Advisor has identified as approved markets for investment.

The Continental Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Continental Small Company Series and the Continental Small Company Portfolio each may use derivatives, such as futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Continental Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Continental Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Continental Small Company Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Continental Small Company Series does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Continental Small Company Series that owns them, and, in turn, the Continental Small Company Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Continental Small Company Series and the Continental Small Company Portfolio use derivatives for non-hedging purposes, the Continental Small Company Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Continental Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Continental Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Continental Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Continental Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Continental Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Continental Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Continental Small Company Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Continental Small Company Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Europe ex UK Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 1.00% (7/01/95 to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Continental Small Company Portfolio and the Continental Small Company Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Continental Small Company Portfolio and the Continental Small Company Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Continental Small Company Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Continental Small Company Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Continental Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Continental Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Continental Small Company Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA International Real Estate Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Real Estate Securities Portfolio. The expenses in the following table are based on those incurred by the DFA International Real Estate Securities Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Net Expenses	0.[ ]	%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA International Real Estate Securities Portfolio. The Fee Waiver and Expense Assumption Agreement for the DFA International Real Estate Securities Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the DFA International Real Estate Securities Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the DFA International Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

[The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The DFA International Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA International Real Estate Securities Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA International Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on non-U.S. real estate investment trusts (“REITs”) and companies the Advisor considers to be REIT-like entities. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Portfolio. The

Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

The Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The DFA International Real Estate Securities Portfolio intends to purchase stocks of companies associated with developed and emerging markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry.

The DFA International Real Estate Securities Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA International Real Estate Securities Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The DFA International Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Real Estate Securities Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Real Estate Securities Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry: The DFA International Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA International Real Estate Securities Portfolio on the real estate industry may cause the Portfolio’s risk to approximate the general risks of direct real estate ownership. The performance of DFA International Real Estate Securities Portfolio may be materially different from the broad equity market.

Real Estate Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Real Estate Securities Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA International Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA International Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA International Real Estate Securities Portfolio Institutional Class Shares

January 2008-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 3/1/07 Inception
DFA International Real Estate Securities Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
S&P Global ex US REIT Index(1) (gross dividends)	[	]%	[	]%
S&P Global ex US REIT Index(1) (net dividends)	[	]%	[	]%

(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Real Estate Securities Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the DFA International Real Estate Securities Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the DFA International Real Estate Securities Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the DFA International Real Estate Securities Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the DFA International Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the DFA International Real Estate Securities Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Global Real Estate Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Global Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Global Real Estate Securities Portfolio pursues its objective by investing substantially all of its assets in DFA Real Estate Securities Portfolio and the DFA International Real Estate Securities Portfolio (the “Underlying Funds”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Global Real Estate Securities Portfolio. The expenses in the following table are based on those incurred by the DFA Global Real Estate Securities Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	Represents the amount of fees and expenses incurred indirectly by the DFA Global Real Estate Securities Portfolio as a result of investing in other investment companies, including the Underlying Funds.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA International Real Estate Securities Portfolio. The Fee Waiver and Expense Assumption Agreement for the DFA International Real Estate Securities Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the DFA International Real Estate Securities Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the DFA Global Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA Global Real Estate Securities Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Global Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA Global Real Estate Securities Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Global Real Estate Securities Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers REIT-like entities by primarily purchasing shares of the Underlying Funds. The DFA Global Real Estate Securities Portfolio and Underlying Funds generally consider a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the development, ownership, construction, management, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Each Underlying Fund invests in companies principally engaged in the real estate industry in its designated market using a market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Underlying Fund. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

Each Underlying Fund intends to purchase stocks of companies associated with countries that the Advisor has identified as approved markets for investment for such Underlying Fund. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of companies in the real estate industry. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate industry that are eligible investments for the Underlying Funds.

Each Underlying Fund is authorized to use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The DFA Global Real Estate Securities Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA Global Real Estate Securities Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The DFA Global Real Estate Securities Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Underlying Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the DFA Global Real Estate Securities Portfolio is affected by the investment performance of the Underlying Funds in which the DFA Global Real Estate Securities Portfolio invests. The ability of the DFA Global Real Estate Securities Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds. There can be no assurance that the investment objective of the DFA Global Real Estate Securities Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, DFA Global Real Estate Securities Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the DFA Global Real Estate Securities Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Risks of Concentrating in the Real Estate Industry: The DFA Global Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Global Real Estate Securities Portfolio on the real estate industry may cause the Portfolio’s risk to approximate the general risks of direct real estate ownership. The performance of DFA Global Real Estate Securities Portfolio may be materially different from the broad equity market.

Real Estate Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives for non-hedging purposes, the DFA Global Real Estate Securities Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA Global Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Global Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Global Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA Global Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA Global Real Estate Securities Portfolio Institutional Class Shares

January 2009-December 2009
Highest Quarter	Lowest Quarter
[ ] ([ ]-[ ])	[ ] ([ ]-[ ]	)

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 6/4/08 Inception
DFA Global Real Estate Securities Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
S&P 500® Index(1)	[	]%	[	]%
Dow Jones Wilshire REIT Index(2)	[	]%	[	]%
S&P Global ex US REIT Index(1) (gross dividends)	[	]%	[	]%
S&P Global ex US REIT Index(1) (net dividends)	[	]%	[	]%

(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.
(2)	The Dow Jones Wilshire REIT Index measures U.S. publicly traded real estate investment trusts.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA Global Real Estate Securities Portfolio and the Underlying Funds and manages them using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the DFA Global Real Estate Securities Portfolio and the Underlying Funds with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the DFA Global Real Estate Securities Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the DFA Global Real Estate Securities Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the DFA Global Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA Global Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the DFA Global Real Estate Securities Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA International Small Cap Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Small Cap Value Portfolio. The expenses in the following table are based on those incurred by the DFA International Small Cap Value Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

Example

This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[___]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio’s performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases stocks of small, non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (“book to market ratio”).

The DFA International Small Cap Value Portfolio intends to purchase stocks of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of [            ], for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests was $[            ]. This threshold will vary by country or region. For example, as of [    ], the Advisor considered a small company in the United Kingdom to have a market capitalization below $[            ] million, a small company in Hong Kong to have a market capitalization below $[            ] million, and a small company in Australia to have a market capitalization below $[            ] million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Small Cap Value Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The DFA International Small Cap Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Small Cap Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Small Cap Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA International Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA International Small Cap Value Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA International Small Cap Value Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex USA Small Cap Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.70% (7/01/95 to 3/31/98) and 0.675% (4/01/98 to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Small Cap Value Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the DFA International Small Cap Value Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the DFA International Small Cap Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the DFA International Small Cap Value Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the DFA International Small Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Small Cap Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the DFA International Small Cap Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

International Vector Equity Portfolio

INVESTMENT OBJECTIVE

The investment objective of the International Vector Equity Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Vector Equity Portfolio. The expenses in the following table are based on those incurred by the International Vector Equity Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.45%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[	]%
Net Expenses	0.[	]%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the International Vector Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the International Vector Equity Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the [Fund] [International Vector Equity Portfolio] or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the International Vector Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[___]	$	[___	]	$	[___	]	$	[___	]

[The costs for the International Vector Equity Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The International Vector Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Vector Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Vector Equity Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Vector Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. operating companies in developed markets, with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized for investment by the Advisor’s Investment Committee. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Vector Equity

Portfolio’s assets to the largest growth companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions.

The International Vector Equity Portfolio intends to purchase stocks of companies associated with developed markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The percentage allocation of the assets of the International Vector Equity Portfolio to securities of the largest growth companies will generally be reduced by between 5% and 50% of their percentage weight in the International Universe. For example, as of [    ], securities of the largest growth companies in the International Universe comprised approximately [    ]% of the International Universe and the Advisor allocated approximately [    ]% of the International Vector Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced, as compared to the International Universe, will change from time to time, depending on market movements and other factors. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. Additionally, the range by which the International Vector Equity Portfolio’s percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time.

The International Vector Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Vector Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets, including the U.S. equity market, while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Vector Equity Portfolio may invest in affiliated and unaffiliated registered or unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Vector Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Vector Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Vector Equity Portfolio does not hedge foreign currency risk.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Vector Equity Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Vector Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Vector Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Vector Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International Vector Equity Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The International Vector Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the International Vector Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

International Vector Equity Portfolio Institutional Class Shares

January 2009-December 2009
Highest Quarter	Lowest Quarter
[ ] ([ ]-[ ])	[ ] ([ ]-[ ])

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
[ ]

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Vector Equity Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Vector Equity Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Vector Equity Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the International Vector Equity Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the International Vector Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Vector Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the International Vector Equity Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Emerging Markets Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio. The expenses in the following table are based on those incurred by the Emerging Markets Portfolio and the Emerging Markets Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

*	The “Management Fee” includes an investment management fee payable by the Emerging Markets Series and an administration fee payable by the Emerging Markets Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Emerging Markets Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Emerging Markets Series.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the Emerging Markets Portfolio and the Emerging Markets Series.

Portfolio Turnover

The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines

the minimum market capitalization for a large company in that country. As of [    ], China had the highest size threshold, $[            ] million, and the lowest size threshold, $[            ] million, was in Thailand. These thresholds will change due to market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Series may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Emerging Markets Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives for non-hedging purposes, the Emerging Markets Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Emerging Markets Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Emerging Markets Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.50% (7/01/95 to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Portfolio and the Emerging Markets Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Emerging Markets Portfolio and the Emerging Markets Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Emerging Markets Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Emerging Markets Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Emerging Markets Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Emerging Markets Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Emerging Markets Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Value Portfolio is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Value Portfolio. The expenses in the following table are based on those incurred by the Emerging Markets Value Portfolio and the Emerging Markets Value Fund for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

*	The “Management Fee” includes an investment management fee payable by the Emerging Markets Value Fund and an administration fee payable by the Emerging Markets Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Emerging Markets Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Emerging Markets Value Fund.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the Emerging Markets Value Portfolio and the Emerging Markets Value Fund.

Portfolio Turnover

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Markets securities. The Emerging Market Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Value Fund may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Value Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives for non-hedging purposes, the Emerging Markets Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Emerging Markets Value Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Emerging Markets Value Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (net dividends)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.50% (inception to 3/30/02) of the Portfolio’s offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Value Portfolio and the Emerging Markets Value Fund and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Emerging Markets Value Portfolio and the Emerging Markets Value Fund with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Emerging Markets Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Emerging Markets Value Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Emerging Markets Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Emerging Markets Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Emerging Markets Small Cap Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series (the “Emerging Markets Small Cap Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Small Cap Portfolio. The expenses in the following table are based on those incurred by the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

*	The “Management Fee” includes an investment management fee payable by the Emerging Markets Small Cap Series and an administration fee payable by the Emerging Markets Small Cap Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Emerging Markets Small Cap Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Emerging Markets Small Cap Series.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Series.

Portfolio Turnover

The Emerging Markets Small Cap Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Small Cap Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Small Cap Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Emerging Markets Small Cap Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Small Cap Series. The Emerging Markets Small Cap Series purchases a broad market coverage of smaller companies associated with each emerging market, including frontier markets, authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of small varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the maximum market capitalization for a small company in that country. As of [    ], China had the highest size threshold, $[            ] million, and the lowest size threshold, $[            ] million, was in Thailand. These thresholds will change due to market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are designated in the prospectus as Approved Market securities of small companies.

The Emerging Markets Small Cap Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Small Cap Series may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Small Cap Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Emerging Markets Small Cap Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Small Cap Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Small Cap Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio use derivatives for non-hedging purposes, the Emerging Markets Small Cap Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Small Cap Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Small Cap Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Small Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Small Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Small Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Emerging Markets Small Cap Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Emerging Markets Small Cap Portfolio(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (net dividends)	[	]%	[	]%	[	]%

(1)	Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio’s offering price, which is reflected in the performance presented.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Emerging Markets Small Cap Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Emerging Markets Small Cap Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Emerging Markets Small Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Small Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Emerging Markets Small Cap Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Emerging Markets Core Equity Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Core Equity Portfolio. The expenses in the following table are based on those incurred by the Emerging Markets Core Equity Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.55%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Net Expenses	0.[ ]	%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Emerging Markets Core Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the Emerging Markets Core Equity Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Emerging Markets Core Equity Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

[The costs for the Emerging Markets Core Equity Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

The Emerging Markets Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Core Equity Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Core Equity Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Core Equity Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Core Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Emerging Markets Core Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Core Equity Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Emerging Markets Core Equity Portfolio Institutional Class Shares

January 2006-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 4/5/05 Inception
Emerging Markets Core Equity Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
MSCI Emerging Markets Index (net dividends)	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Core Equity Portfolio and manages the Portfolio using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Emerging Markets Core Equity Portfolio with respect to the day to day management of the Portfolio. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Emerging Markets Core Equity Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Emerging Markets Core Equity Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Emerging Markets Core Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Core Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Emerging Markets Core Equity Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

U.S. Large Company Portfolio

U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Portfolio is a “Feeder Portfolio,” which is a portfolio that does not generally buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities. The U.S. Large Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Series may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see “Standard & Poor’s—Information and Disclaimers.”

Enhanced U.S. Large Company Portfolio

Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. The Portfolio may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Portfolio generally invests in S&P 500® futures contracts and fixed income obligations. The Portfolio may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index hereinafter collectively referred to as “Index Derivatives”).

The Enhanced U.S. Large Company Portfolio may invest all of its assets in Index Derivatives. Assets of the Portfolio may be invested in fixed income obligations including:

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s Investors Service, Inc. (“Moody’s”) or A1 or better by S&P or F1 or better by Fitch Ratings Ltd (“Fitch”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Enhanced U.S. Large Company Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Enhanced U.S. Large Company Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to the Portfolio’s illiquid securities policy. The Enhanced U.S. Large Company Portfolio also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Enhanced U.S. Large Company Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds.

The percentage of assets of the Enhanced U.S. Large Company Portfolio that will be invested in S&P 500® Index stocks, Index Derivatives, fixed income investments and in shares of other investment companies may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Portfolio will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations of the Securities and Exchange Commission (the “SEC”), enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging by the Portfolio.

The Enhanced U.S. Large Company Portfolio will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Portfolio as a commodity pool operator. In addition, the Portfolio may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the “Code”), or by unanticipated illiquidity in the marketplace for such instruments.

It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Portfolio will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

Additional Information Regarding Credit Risk. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Enhanced U.S. Large Company Portfolio desires. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Standard & Poor’s—Information and Disclaimers. Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the “Large Company Portfolios”), nor the U.S. Large Company Series are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Large Company Portfolios or the U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the U.S. Large Company Series. S&P has no obligation to take the needs of the Large Company Portfolios, the U.S. Large Company Series or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large Company Portfolios or the U.S. Large Company Series or the issuance or sale of the Large Company Portfolios or the U.S. Large Company Series or in the determination or calculation of the equation by which the Large Company Portfolios or the U.S. Large Company Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. Large Cap Value Portfolio,

U.S. Small Cap Value Portfolio and

U.S. Targeted Value Portfolio

The investment objective of each of the U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio and the U.S. Targeted Value Portfolio (the “U.S. Value Portfolios”) is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a Feeder Portfolio and pursues its investment objectives by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “Large Cap Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Large Cap Value Portfolio. The U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio generally will pursue their investment objective by investing directly in securities of U.S. companies. Ordinarily, each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and the U.S. Targeted Value Portfolio will invest its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. Each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

The Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Large Cap Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by that Series. Each of the U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by that Portfolio.

In addition, the Large Cap Value Series may sell portfolio securities when its book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by that Series. The U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio may also sell portfolio securities in the same circumstances, however, each of these funds may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book to market ratios.

The total market capitalization ranges, and the value criteria used by the Advisor for the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio, as described above, generally apply at the time of purchase by the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio. Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios” in this Prospectus.

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio and

U.S. Vector Equity Portfolio

The investment objective of the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio is to achieve long-term capital appreciation.

The U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and the U.S. Vector Equity Portfolio each seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. While both the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio (the “U.S. Core Portfolios”) seek increased exposure to small capitalization and value companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization and value companies is greater than that of U.S. Core Equity 1 Portfolio. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE Alternext, Nasdaq and such other U.S. national securities exchanges deemed appropriate by the Advisor (U.S. Universe). The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. Additionally, for the U.S. Vector Equity Portfolio, increased exposure to small and value companies may be achieved by avoiding purchases in that segment of the market. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.

The U.S. Core Portfolios and the U.S. Vector Equity Portfolio will purchase securities that are listed on the NYSE, NYSE Alternext, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor.

U.S. Small Cap Portfolio and

U.S. Micro Cap Portfolio

Each of the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio (the “U.S. Small Company Portfolios”) has an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of the U.S. Small Company Portfolios on the basis of a company’s market capitalization, which will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock.

As of the date of this Prospectus, for purposes of this U.S. Small Cap Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The U.S. Small Cap Portfolio also may purchase securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. Generally, it is the intention of the Portfolio to purchase common stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.” In addition, the U.S. Small Cap Portfolio is authorized to purchase private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the U.S. Small Portfolio’s net assets at the time of purchase.

As of the date of this Prospectus, for purposes of the U.S. Micro Cap Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. The U.S. Micro Cap Portfolio may purchase securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. There is some overlap in the companies in which the U.S. Micro Cap Portfolio and the U.S. Small Cap Portfolio invest. Generally, it is the intention of the Portfolio to purchase the stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.” The U.S. Micro Cap Portfolio is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Portfolio’s net assets at the time of purchase.

For the discussion of portfolio construction and portfolio transactions for the U.S. Small Company Portfolios, see “Portfolio Construction—Small Company Funds.”

DFA Real Estate Securities Portfolio

The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Real Estate Securities Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property.

The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. At the present time, the Portfolio intends to invest only in Hybrid REITs and Equity REITs.

The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.”

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the DFA Real Estate Securities Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the DFA Real Estate Securities Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the DFA Real Estate Securities Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio’s schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

International Portfolios

Approved Markets. As of the date of this Prospectus, the countries listed in the following tables for each international Feeder Portfolio and its corresponding Master Fund (an “International Master Fund”) and each non-Feeder Portfolio are designated as “Approved Markets” for which the International Master Fund or Portfolio is authorized to invest. The Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in a Master Fund/Portfolio and characteristics of each country’s markets. The Investment Committee of the Advisor also may designate other countries as Approved Markets for investment in the future, in addition to the countries listed in the tables. Also, an International Master Fund or Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. Emerging Markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

Developed Markets.

Countries	Large Cap International Portfolio	DFA International Value Portfolio & DFA International Value Series	International Core Equity Portfolio	Japanese Small Company Portfolio & Japanese Small Company Series	Asia Pacific Small Company Portfolio & Asia Pacific Small Company Series	Canadian Small Company Series	U.K. Small Company Portfolio & U.K. Small Company Series	Continental Small Company Portfolio & Continental Small Company Series	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Australia	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests	Invests
Austria	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Belgium	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
Canada	Invests	Invests	Invests	—	—	Invests	—	—	Invests	Invests	Invests	Invests
Denmark	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Finland	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
France	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
Germany	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
Greece	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
Hong Kong	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests	Invests
Ireland	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Israel	—	—	—	—	—	—	—	Invests	—	—	Invests	Invests
Italy	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
Japan	Invests	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Netherlands	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests	Invests
New Zealand	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests	Invests
Norway	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Portugal	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Singapore	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests	Invests
Spain	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Sweden	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
Switzerland	Invests	Invests	Invests	—	—	—	—	Invests	—	—	Invests	Invests
United Kingdom	Invests	Invests	Invests	—	—	—	Invests	—	Invests	Invests	Invests	Invests
United States	—	—	—	—	—	—	—	—	—	Invests	—	—
Emerging Markets.

Countries	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	Emerging Markets Portfolio & Emerging Markets Series	Emerging Markets Value Portfolio & Emerging Markets Value Fund	Emerging Markets Small Cap Portfolio & Emerging Markets Small Cap Series	Emerging Markets Core Equity Portfolio
Argentina	—	—	***	***	***	***
Brazil	—	—	Invests	Invests	Invests	Invests
Chile	—	—	Invests	Invests	Invests	Invests
China	Invests	Invests	Invests	Invests	Invests	Invests
Czech Republic	—	—	Invests	Invests	—	Invests
Hungary	—	—	Invests	Invests	Invests	Invests
India	—	—	Invests	Invests	Invests	Invests
Indonesia	—	—	Invests	Invests	Invests	Invests
Israel	—	—	—	—	—	—
Malaysia	Invests	Invests	Invests	Invests	Invests	Invests

Countries	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	Emerging Markets Portfolio & Emerging Markets Series	Emerging Markets Value Portfolio & Emerging Markets Value Fund	Emerging Markets Small Cap Portfolio & Emerging Markets Small Cap Series	Emerging Markets Core Equity Portfolio
Mexico	—	—	Invests	Invests	Invests	Invests
Philippines	—	—	Invests	Invests	Invests	Invests
Peru
Poland	—	—	Invests	Invests	Invests	Invests
Russia	—	—	Invests	Invests	—	Invests
South Africa	Invests	Invests	Invests	Invests	Invests	Invests
South Korea	—	—	Invests	Invests	Invests	Invests
Taiwan	Invests	Invests	Invests	Invests	Invests	Invests
Thailand	—	—	Invests	Invests	Invests	Invests
Turkey	Invests	Invests	Invests	Invests	Invests	Invests

***	Not currently authorized for new purchases, except as provided above.

The International Master Funds and Portfolios invest in securities of Approved Markets (as identified in the tables above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An International Master Fund or Portfolio will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Large Cap International Portfolio

The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. Under normal market conditions, the Large Cap International Portfolio intends to invest its assets in at least three non-U.S. countries by investing in companies organized or having a majority of their assets in or deriving a majority of their operating income in such countries. The Large Cap International Portfolio invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The Large Cap International Portfolio intends to purchase stocks of large companies in Europe, Australia, Canada and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Large Cap International Portfolio with respect to each country or region. As of [    ], for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests was $[    ] million. This threshold will vary by country or region. For example, as of [    ], the Advisor considered a large company in the European Monetary Union (the “EMU”) to have a market capitalization of at least $[    ] million, a large company in Australia to have a market capitalization of at least $[    ] million, and

a large company in Hong Kong to have a market capitalization of at least $[            ] million. These dollar amounts will change due to market conditions.

The Large Cap International Portfolio intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach.” As a result, the weightings of certain countries in the Large Cap International Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Large Cap International Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Large Cap International Portfolio will receive dividend income.

DFA International Value Portfolio

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio invests substantially all of its assets in The DFA International Value Series of the Trust (the “International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the International Value Series intends to invest its assets in at least three non-U.S. countries, and no more than 40% of the International Value Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of [            ],for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $[            ]. This threshold will vary by country or region. For example, as of [ ], the Advisor considered a large company in the EMU to have a market capitalization of at least $[ ] million, a large company in Australia to have a market capitalization of at least $[ ] million, and a large company in Hong Kong to have a market capitalization of at least $[ ] million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “Market Capitalization Weighted Approach.” As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

International Core Equity Portfolio

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The International Core Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of the International Core Equity Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized for investment by the Advisor’s Investment Committee (International Universe). See “International Portfolios—Approved Markets.” The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry.

International Small Company Portfolios

The International Small Company Portfolio is a “fund of funds,” which means that it uses assets to purchase other mutual funds (the “Underlying Funds”). The International Small Company Portfolio and The Canadian Small Company Series (the “Canadian Small Company Series”), The Japanese Small Company Series (the “Japanese Small Company Series”), The Asia Pacific Small Company Series (the “Asia Pacific Small Company Series”), The United Kingdom Small Company Series (the “United Kingdom Small Company Series”) and The Continental Small Company Series (the “Continental Small Company Series”) of the Trust (the latter five being referred to hereinafter as the “International Small Company Master Funds”) each have an investment objective to achieve long-term capital appreciation. The Feeder Portfolios of the International Small Company Master Funds (the “International Small Company Portfolios”) provide investors with access to securities portfolios consisting of small Canadian, Japanese, United Kingdom, European (including the Mediterranean) and Asia Pacific companies. Company size will be determined for purposes of these Portfolios and Master Funds on the basis of a company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company by the price per share of the company’s stock.

International Small Company Portfolio

The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to five International Small Company Master Funds (the Underlying Funds to the International Small Company Portfolio), in such relative proportions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see “International Small Company Portfolio—The Canadian Small Company Series”; “International Small Company Portfolios—Japanese Small Company Portfolio; Asia Pacific Small Company Portfolio; United Kingdom Small Company Portfolio; and Continental Small Company Portfolio.” The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Canadian, Japanese, United Kingdom, European (including the Mediterranean) and Asia Pacific small companies.

As of the date of this Prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

International Small Company Master Funds	Investment Range
Canadian Small Company Series	[ ]-[ ]%
Japanese Small Company Series	[ ]-[ ]%
Asia Pacific Small Company Series	[ ]-[ ]%
United Kingdom Small Company Series	[ ]-[ ]%
Continental Small Company Series	[ ]-[ ]%

The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described below for the Canadian Small Company Series and for each other International Small Company Master Fund under “International Small Company Portfolios —Japanese Small Company Portfolio; Asia Pacific Small Company Portfolio; United Kingdom Small Company Portfolio; Continental Small Company Portfolio.” The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies.

The Canadian Small Company Series. The Canadian Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of Canadian small companies. The Canadian Small Company Series invests in securities of companies associated with Canada, which is the Canadian Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets), listed or traded in the form of European Depositary Receipts,

Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Canada. As of [    ], the Advisor considered Canadian small companies to be those companies with a market capitalization of $[    ] million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Canadian Small Company Series will invest at least 80% of its net assets in securities of Canadian small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Canadian Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

Japanese Small Company Portfolio

Japanese Small Company Portfolio invests all of its assets in the Japanese Small Company Series, which has the same investment objective and policies as the Portfolio. The Japanese Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies. The Japanese Small Company Series invests in securities of companies associated with Japan, which is the Japanese Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets”). The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of [    ], the Advisor considered Japanese small companies to be those companies with a market capitalization below $[    ] million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Japanese Small Company Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

Asia Pacific Small Company Portfolio

Asia Pacific Small Company Portfolio invests all of its assets in the Asia Pacific Small Company Series, which has the same investment objective and policies as the Portfolio. The Asia Pacific Small Company Series generally will purchase stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Asia Pacific Small Company Series invests in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). The Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Asia Pacific Small Company Series with respect to each country authorized for investment. As of [            ], for the Asia Pacific Small Company Series, the highest maximum market capitalization of a small company in any country in which the Asia Pacific Small Company Series invests was $[            ]. This threshold will vary by country. As of [    ], the Advisor considered Asia Pacific small companies to be those companies with a market capitalization below $[    ] million in Australia, $[    ] million in Hong Kong, $[    ] million in New Zealand and $[ ]million in Singapore. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Asia Pacific Small Company Series intends to invest in eligible companies using a market capitalization weighted approach. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Asia Pacific Small Company Series of holdings in a particular country. See “Portfolio Construction—Small Company Funds.”

United Kingdom Small Company Portfolio

United Kingdom Small Company Portfolio invests all of its assets in the United Kingdom Small Company Series, which has the same investment objective and policies as the Portfolio. The United Kingdom Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies. The United Kingdom Small Company Series invests in securities of companies associated with the United Kingdom, which is the United Kingdom Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets”).

The Advisor measures company size based primarily on the market capitalization of companies in the United Kingdom. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the United Kingdom. As of [    ], the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $[    ] million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The United Kingdom Small Company Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

Continental Small Company Portfolio

Continental Small Company Portfolio invests all of its assets in the Continental Small Company Series, which has the same investment objective and policies as the Portfolio. The Continental Small Company Series generally will purchase readily marketable stocks of a broad and diverse group of small European companies. The Series also may invest in up to 20% of its net assets in small companies associated with non-European countries that the Advisor has identified as authorized for investment. The Continental Small Company Series invests in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Small Company Series with respect to each country or region. As of [            ], for the Continental Small Company Series, the highest maximum market capitalization of a small company in any country or region in which the Continental Small Company Series invests was $[            ]. This threshold will vary by country or region. For example, as of [    ], the Advisor considered a small company in the EMU to have a market capitalization below $[ ] million, a small company in Denmark to have a market capitalization below $[    ] million, and a small company in Sweden to have a market capitalization below $[    ] million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe.

The Advisor will establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Continental Small Company Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Small Company Series of holdings in a particular country. See “Portfolio Construction—Small Company Funds.”

DFA International Real Estate Securities Portfolio

The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate its investments in a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry with a particular focus on non-U.S. REITs and companies the Advisor considers to be REIT-like entities. The DFA International Real Estate Securities Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The DFA International Real Estate Securities Portfolio purchases non-U.S. real estate securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of non-U.S. companies in the real estate industry as described above. It is the intention of the DFA International Real Estate Securities Portfolio to invest in the securities of eligible companies generally using a market capitalization weighted approach to determine individual security weights and country weights. See “Market Capitalization Weighted Approach.” The use of a market capitalization weighted approach may result in the Portfolio having more than 25% of its assets in companies located in a single country.

While a company’s stock may meet the applicable criteria described above, the stock may not be purchased by the DFA International Real Estate Securities Portfolio if, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition that could result in the company no longer being considered principally engaged in the real estate business or if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the DFA International Real Estate Securities Portfolio, as additional cash becomes available to the Portfolio. However, the Portfolio has retained the right to borrow to make redemption payments and also is authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that would otherwise be purchased using strict market capitalization weighting.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the DFA International Real Estate Securities Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the DFA International Real Estate Securities Portfolio’s schedule of eligible investments to include equity securities of eligible companies and countries to respond to market events, new listings and/or new legal structures in non-U.S. markets, among others.

DFA Global Real Estate Securities Portfolio

The investment objective of the DFA Global Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Global Real Estate Securities Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds. The DFA Global Real Estate Securities Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on REITs or companies that the Advisor considers REIT-like entities by primarily purchasing shares of the DFA Real Estate Securities Portfolio and the DFA International Real Estate Securities Portfolio (the “Underlying Funds”). For a complete description of the investment objectives and policies, portfolio structure and transactions for each of the Underlying Funds, see “DFA Real Estate Securities Portfolio” and the “DFA International Real Estate Securities Portfolio.”

In addition to, or in place of, investments in the Underlying Funds, the DFA Global Real Estate Securities Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate industry that are described in this Prospectus as eligible investments for the Underlying Funds.

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices, and such investments may or may not provide exposure to the real estate industry.

The Portfolio primarily allocates its investments between the two Underlying Funds. The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the real estate industry presently eligible for investment by each Underlying Fund. It is the intention of each Underlying Fund to invest in the securities of eligible companies using a market capitalization weighted approach to determine security weights and country weights. See “Market Capitalization Weighted Approach.”

DFA International Small Cap Value Portfolio

The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The DFA International Small Cap Value Portfolio seeks to achieve its objective by purchasing the stocks of small, non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book to market ratio. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for measuring value are subject to change from time to time.

The DFA International Small Cap Value Portfolio intends to purchase the stocks of small companies in countries with developed markets. Under normal market conditions, the DFA International Small Cap Value Portfolio intends to invest its assets in at least three non-U.S. countries, and no more than 40% of the Portfolio’s assets will be invested in such companies in any one country. The DFA International Small Cap Value Portfolio invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The DFA International Small Cap Value Portfolio intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach.”

As a result, the weightings of certain countries in the DFA International Small Cap Value Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The DFA International Small Cap Value Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

International Vector Equity Portfolio

The investment objective of the International Vector Equity Portfolio is to achieve long-term capital appreciation. The International Vector Equity Portfolio’s investment objective may be changed without shareholder approval.

The International Vector Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. operating companies, with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of the International Vector Equity Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (International Universe). See “International Portfolios—Approved Markets.”

An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing growth and value are subject to change from time to time.

The International Vector Equity Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

Under normal market conditions, the International Vector Equity Portfolio intends to invest its assets in at least three non-U.S. countries by investing in companies organized in, having a majority of their assets in, or deriving a majority of their operating income from such countries, and no more than 40% of the Portfolio’s assets will be invested in such companies in any one country.

Emerging Markets Portfolio,

Emerging Markets Value Portfolio,

Emerging Markets Small Cap Portfolio, and

Emerging Markets Core Equity Portfolio

The investment objective of the Emerging Markets Portfolio, the Emerging Markets Value Portfolio, the Emerging Markets Small Cap Portfolio, and the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series of the Trust (the “Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series of the Trust (the “Emerging Markets Small Cap Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Fund pursues its objective through investment primarily in emerging market equity securities. The Emerging Markets Series, the Emerging Markets Small Cap Series, and the Emerging Markets Value Fund are referred to collectively as the “Emerging Markets Master Funds.” The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. Each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio seeks to achieve its investment objective by investing in companies associated with emerging markets, including frontier markets, designated as Approved Markets by the Investment Committee of the Advisor (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). Each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets.

The Emerging Markets Value Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Emerging Markets Core Equity Portfolio will seek to purchase a broad and diverse group of securities, with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

Each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners) and each Emerging Markets Master Fund’s and the Emerging Markets Core Equity Portfolio’s policy not to invest more than 25% of its assets in any one industry.

In determining what countries are eligible markets for the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Value Fund and the Emerging Markets Core Equity Portfolio.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although each Emerging Markets Master Fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances and the Emerging Markets Core Equity Portfolio does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Series’ and Emerging Markets Small Cap Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

The Emerging Markets Core Equity Portfolio seeks broad market diversification with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. The Advisor will not utilize “fundamental” securities research techniques in identifying securities selections for the Emerging Markets Core Equity Portfolio. Even though a company’s stock may meet the applicable market capitalization criterion for a Series or the Emerging Markets Value Fund’s or Emerging Markets Core Equity Portfolio’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semi-annually.

The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio do not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will receive dividend income.

Market Capitalization Weighted Approach

The portfolio structures of the U.S. Large Cap Value Series, each U.S. Value Portfolio, each U.S. Small Company Portfolio, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, the International Value Series, the DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, each International Small Company Master Fund and the DFA International Small Cap Value Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

Portfolio Construction—Small Company Funds

Each of the U.S. Small Company Portfolios, the International Small Company Portfolios and the International Small Company Master Funds (collectively the “Small Company Funds”) intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.” The following discussion applies to the investment policies of the Small Company Funds.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs will not be acquired (except as part of a merger, consolidation or acquisition of assets).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

Portfolio Transactions—All Portfolios

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

Other Information

Commodity Pool Operator Exemption

Each Portfolio, Master Fund and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

All of the Portfolios, Master Funds and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio, Master Fund or Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio, Master Fund or Underlying Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s or Master Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio, Master Fund or Underlying Fund loans a portion of its securities, a Portfolio, Master Fund or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios, Master Funds and Underlying Funds will generally invest the cash collateral received for the loaned securities in _____________, an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of ___%. The Portfolios, Master Funds and Underlying Funds may also invest such collateral in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios, Master Funds and Underlying Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio, Master Fund or Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio, Master Fund or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund” and collectively the “Funds”), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

During the fiscal year ended October 31, 2009, the following Portfolios and Master Funds received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:

Portfolio/Master Fund	Net Revenue			Percentage of Net Assets
U.S. Large Company Portfolio*	$	[	]	[	]%
U.S. Large Cap Value Series**	$	[	]	[	]%
U.S. Small Cap Value Portfolio***	$	[	]	[	]%
U.S. Targeted Value Portfolio	$	[	]	[	]%
U.S. Small Cap Portfolio***	$	[	]	[	]%
U.S. Core Equity 1 Portfolio	$	[	]	[	]%
U.S. Core Equity 2 Portfolio	$	[	]	[	]%
U.S. Vector Equity Portfolio	$	[	]	[	]%
U.S. Micro Cap Portfolio***	$	[	]	[	]%
DFA Real Estate Securities Portfolio	$	[	]	[	]%
Large Cap International Portfolio	$	[	]	[	]%
DFA International Value Portfolio*	$	[	]	[	]%
International Core Equity Portfolio	$	[	]	[	]%
International Small Company Portfolio*	$	[	]	[	]%
Japanese Small Company Portfolio*	$	[	]	[	]%
Asia Pacific Small Company Portfolio*	$	[	]	[	]%
United Kingdom Small Company Portfolio*	$	[	]	[	]%
Continental Small Company Portfolio*	$	[	]	[	]%
DFA International Real Estate Securities Portfolio	$	[	]	[	]%
DFA International Small Cap Value Portfolio	$	[	]	[	]%
International Vector Equity Portfolio	$	[	]	[	]%
Emerging Markets Portfolio*	$	[	]	[	]%
Dimensional Emerging Markets Value Fund**	$	[	]	[	]%
Emerging Markets Small Cap Portfolio*	$	[	]	[	]%
Emerging Markets Core Equity Portfolio	$	[	]	[	]%

*	A Portfolio with corresponding Master Fund(s) taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund(s) that was received by the Portfolio.
**	A Master Fund taxed as a partnership in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Master Fund.

***	Prior to February 28, 2009, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio operated as Feeder Portfolio’s in a master/feeder structure. The U.S. Small Cap Value Portfolio invested all of its assets into The U.S. Small Cap Value Series and the “Net Revenue” reflects the total securities lending revenue generated by The U.S. Small Cap Value Series. The U.S. Small Cap Portfolio invested all of its assets into The U.S. Small Cap Series and the “Net Revenue” reflects the total securities lending revenue generated by The U.S. Small Cap Series. The U.S. Micro Cap Portfolio invested all of its assets into The U.S. Micro Cap Series and the “Net Revenue” reflects the total securities lending revenue generated by The U.S. Micro Cap Series.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, and to each Master Fund and Underlying Fund. As such, the Advisor is responsible for the management of their respective assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for all Portfolios and all Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

Domestic equity portfolios	Stephen A. Clark
International equity portfolios	Karen E. Umland

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

The Portfolios’ Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios, the Master Funds and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. For advisory fees that the Portfolios have incurred for the fiscal period ended October 31, 2009, see “Annual Fund Operating Expenses.” A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios and Master Funds, is available in the semi-annual reports for the Portfolios and Master Funds for the six-month period ending May 31, 2009.

The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or Master Fund or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings

Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately $[ ] billion.

Investment Services—The Japanese Small Company Series, the Asia Pacific Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the DFA Global Real Estate Portfolio and the International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese Series, Asia Pacific Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Portfolio and International Vector Equity Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Japanese Small Company Series, Asia Pacific Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Portfolio and International Vector Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series and the Portfolio as well as making recommendations and elections on corporate actions.

Investment Services—The United Kingdom Small Company Series, the Continental Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the DFA Global Real Estate Securities Portfolio, the International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom Series, Continental Series, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio and International Vector Equity Portfolio. DFAL’s duties include the maintenance of a trading desk for the Series and Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the United Kingdom Small Company Series, Continental Small Company Series, International Core Equity Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio and DFA International Real Estate Securities Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and the Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series and the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver and Expense Assumption Agreements

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by a Fund or the Advisor.

Portfolio	Expense Limits
U.S. Large Company Portfolio (1)	0.15%
U.S. Targeted Value Portfolio (1)	0.50%
U.S. Core Equity 1 Portfolio (2)	0.23%
U.S. Core Equity 2 Portfolio (2)	0.26%
U.S. Vector Equity Portfolio (2)	0.36%
International Core Equity Portfolio (2)	0.49%
International Small Company Portfolio (3)	0.45%

Japanese Small Company Portfolio (3)	0.47%
Asia Pacific Small Company Portfolio (3)	0.47%
United Kingdom Small Company Portfolio (3)	0.47%
Continental Small Company Portfolio (3)	0.47%
DFA International Real Estate Securities Portfolio (4)	0.65%
DFA Global Real Estate Securities Portfolio (5)	0.55%
International Vector Equity Portfolio (4)	0.60%
Emerging Markets Core Equity Portfolio (4)	0.85%

(1)	The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2)	The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio’s expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3)	The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(4)	The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio’s expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(5)	The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

        Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Domestic Portfolios and the International Equity Portfolios (other than the DFA International Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio) are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The DFA International Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio make distributions from net investment income and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio and Emerging Markets Core Equity Portfolio may also make an additional dividend distribution from net investment income in October of each year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic downturn, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio/Master Fund	Annually	Quarterly	Monthly
Domestic Equity Portfolios
U.S. Large Company		X
Enhanced U.S. Large Company		X
U.S. Large Cap Value		X
U.S. Small Cap Value		X
U.S. Targeted Value		X
U.S. Core Equity 1		X
U.S. Core Equity 2		X
U.S. Vector Equity		X
U.S. Small Cap		X
U.S. Micro Cap		X
DFA Real Estate Securities		X
International Equity Portfolios

Net Investment Income Distribution
Portfolio/Master Fund	Annually	Quarterly	Monthly
Large Cap International		X
DFA International Value		X
International Core Equity		X
International Small Company		X
Japanese Small Company		X
Asia Pacific Small Company		X
United Kingdom Small Company		X
Continental Small Company		X
DFA International Real Estate Securities	X
DFA Global Real Estate Securities	X
DFA International Small Cap Value		X
International Vector Equity		X
Emerging Markets		X
Emerging Markets Value		X
Emerging Markets Small Cap		X
Emerging Markets Core Equity		X

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio its pro rata share of its corresponding Master Fund’s income and in the case of a Portfolio invested in the Underlying Funds, its pro rata share of the income of such Underlying Funds.

In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A Portfolio with a high portfolio turnover rate (a measure of how frequently assets within a Portfolio are bought and sold) is more likely to generate short-term capital gains than a Portfolio with a low portfolio turnover rate. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio (or, in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, more than 50% in value of the total assets of the Master

Fund) is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund). If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a corporation and taxable as a regulated investment company to elect to be classified as a partnership (if it has two or more shareholders) or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Portfolio that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors should also see the discussion below under the subheading, “Special Tax Considerations for Investors that invest in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio, and the DFA Global Real Estate Securities Portfolio- Investment in U.S. Real Property.” Non-U.S. investors also may be subject to U.S. estate tax.

Special Tax Considerations for Investors that Invest in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio, and the DFA Global Real Estate Securities Portfolio.

Investment in REITS. A Portfolio may invest directly or indirectly in real estate investment trusts (“REITs”). Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Portfolio may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains. Dividends paid to shareholders from the Portfolio’s investment in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

Receipt of Excess Inclusion Income by a Portfolio. A Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, a Portfolio were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to fund shareholders with special tax consequences.

Investment in U.S. Real Property. The sale of a U.S. real property interest by a REIT in which a Portfolio invests may trigger special tax consequences to the Portfolio’s foreign shareholders. For a more detailed discussion on investment in U.S. real property, including the circumstances under which a sale or redemption of Portfolio shares may result in FIRPTA gain to you, see the section, “Taxation of the Portfolios and Their Shareholders—Non-U.S. investors—Investment in U.S. real property” in the Statement of Additional Information.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase Institutional Class shares of any Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Funds and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio) or, with regard to purchases of the DFA International Value Portfolio for the account of Dimensional Investment Group Inc. Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio (other than the DFA International Value Portfolio) by check should send their check to DFA Investment Dimensions Group Inc., c/o PNC Global Investment Servicing , Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA 19406. To purchase shares of the DFA International Value Portfolio investors should send their check to Dimensional Investment Group Inc., c/o PNC Global Investment Servicing, at the above address.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds or Underlying Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Funds’ policies or procedures or in exchange for local currencies in which such securities of the International Equity Portfolios, the International Value Series and Enhanced U.S. Large Company Portfolio, are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios or Enhanced U.S. Large Company Portfolio with local currencies should first contact the Advisor.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued [(or in its corresponding Master Fund or Underlying Funds)] and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the

Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, Master Fund or Underlying Fund, may not exceed 5% of the net assets of the Portfolio, Master Fund or Underlying Fund immediately after the transaction, however, this last limitation does not apply to the International Small Company Portfolio.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios and Master Funds may be more susceptible to the risks of short-term trading than other Portfolios and Master Funds. The nature of the holdings of the International Portfolios and International Master Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because an International Portfolio or its Master Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the Master Fund calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. The U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio also may be subject to arbitrage market timing because the Portfolios have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolios calculate their net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Funds and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Funds and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund/Underlying Fund.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios, Master Funds and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios, Master Funds and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Master Fund and Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the investments and other assets of the Portfolio, Master Fund or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective Portfolio, Master Fund or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

[The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience.] The value of the shares of the [Feeder Portfolios and International Small Company Portfolio] will fluctuate in relation to the investment experience of the Master Funds or Underlying Funds in which such Portfolios invest. Securities held by the Portfolios, Master Funds and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios, Master Funds and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios, Master Funds and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios, Master Funds and Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds and Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios, Master Funds and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios, Master Funds and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio, Master Fund or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. The Small Cap Portfolio and Micro Cap Portfolio are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios, Master Funds and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours before the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio, Master Fund or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio, Master Fund or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio, Master Fund or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds) are expressed in U.S. dollars by translating the net assets of each Portfolio, Master Fund or Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Because the International Equity Portfolios and Master Funds and the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios, Master Funds and Underlying Funds do not price their shares, the net asset values of the International Equity Portfolios and such Master Funds and Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios, Master Funds and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading. The Japanese Small Company Series, U.K. Small Company Series and Continental Small Company Series (and each Series’ corresponding Feeder Portfolio) are each closed on days that the foreign securities exchange(s) on which their portfolio securities are principally traded are closed. Purchase and redemption orders for shares of such Portfolios or Master Funds will not be accepted on those days.

Certain of the securities holdings of the DFA Global Real Estate Securities Portfolio, the Emerging Markets Series, Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The DFA Global Real Estate Securities Portfolio, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund or Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio, Master Fund or Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then sending a letter of instruction to: DFA Investment Dimensions Group Inc. or, in the case of the DFA International Value Portfolio, to Dimensional Investment Group Inc. A letter of instruction for an exchange of shares may be sent by mail to the following: Attn: Client Operations, 6300 Bee Cave Road, Building One, Austin, TX 78746. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this Prospectus. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if a Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Feeder Portfolio or the DFA Global Real Estate Securities Portfolio, the Feeder Portfolio or the DFA Global Real Estate Securities Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio or the DFA Global Real Estate Securities Portfolio receives from the Master Fund or Underlying Funds in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios reserves the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios, International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, the currencies in which the investments of the corresponding Master Funds or Underlying Funds) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Funds, as well as the expense of operating the Portfolio.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio, Master Fund and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio, Master Fund and Underlying Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios, Master Funds and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios, Master Funds and Underlying Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

[EACH FINANCIAL HIGHLIGHT TO BE UPDATED FOR PERIOD ENDED 2009]

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$43.61		$41.24	$36.79	$34.59	$31.16

Income From Investment Operations
Net Investment Income (Loss)		0.72	#	0.80 #	0.71 #	0.60	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)		(14.96)		2.33	4.41	2.28	3.31

Total From Investment Operations		(14.24)		3.13	5.12	2.88	3.92

Less Distributions
Net Investment Income		(0.80)		(0.76)	(0.67)	(0.68)	(0.49)
Net Realized Gains		—		—	—	—	—

Total Distributions		(0.80)		(0.76)	(0.67)	(0.68)	(0.49)

Net Asset Value, End of Period		$28.57		$43.61	$41.24	$36.79	$34.59

Total Return		(33.14	)%†	7.66%	14.12%	8.41%	12.68%

Net Assets, End of Period (thousands)		$2,544,038		$3,415,833	$2,868,811	$2,088,128	$1,440,869
Ratio of Expenses to Average Net Assets*		0.15	%^	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.15	%^	0.15%	0.19%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets		2.05	%^	1.85%	1.85%	1.78%	1.92%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.91	$10.95	$9.82	$9.35	$8.42

Income From Investment Operations
Net Investment Income (Loss)		0.39 #	0.30 #	0.12 #	0.29	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)		(3.74)	0.45	1.19	0.37	0.94

Total From Investment Operations		(3.35)	0.75	1.31	0.66	1.03

Less Distributions
Net Investment Income		(0.36)	(0.36)	(0.18)	(0.19)	(0.10)
Net Realized Gains		(0.73)	(0.43)	—	—	—

Total Distributions		(1.09)	(0.79)	(0.18)	(0.19)	(0.10)

Net Asset Value, End of Period		$6.47	$10.91	$10.95	$9.82	$9.35

Total Return		(33.89)%†	7.13%	13.52%	7.08%	12.28%

Net Assets, End of Period (thousands)		$200,331	$337,050	$347,216	$313,543	$221,744
Ratio of Expenses to Average Net Assets*		0.25%^	0.25%	0.26%	0.34%	0.37%
Ratio of Net Investment Income to Average Net Assets		4.74%^	2.67%	1.19%	3.11%	0.95%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$24.44	$25.40	$21.93	$19.37	$16.14

Income From Investment Operations
Net Investment Income (Loss)		0.36 #	0.33 #	0.38 #	0.30	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)		(8.83)	(0.43)	3.50	2.49	3.28

Total From Investment Operations		(8.47)	(0.10)	3.88	2.79	3.44

Less Distributions
Net Investment Income		(0.35)	(0.32)	(0.35)	(0.23)	(0.21)
Net Realized Gains		(1.04)	(0.54)	(0.06)	—	—

Total Distributions		(1.39)	(0.86)	(0.41)	(0.23)	(0.21)

Net Asset Value, End of Period		$14.58	$24.44	$25.40	$21.93	$19.37

Total Return		(36.63)%†	(0.49)%	17.97%	14.49%	21.48%

Net Assets, End of Period (thousands)		$5,330,448	$7,535,552	$6,410,086	$4,046,083	$2,630,361
Ratio of Expenses to Average Net Assets*		0.28%^	0.27%	0.28%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets		1.86%^	1.28%	1.64%	1.48%	0.89%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$26.49	$31.59	$28.74	$27.71	$23.26

Income From Investment Operations
Net Investment Income (Loss)		0.18 #	0.30 #	0.28 #	0.29	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)		(7.86)	(2.72)	5.06	2.66	5.73

Total From Investment Operations		(7.68)	(2.42)	5.34	2.95	6.03

Less Distributions
Net Investment Income		(0.22)	(0.28)	(0.23)	(0.26)	(0.38)
Net Realized Gains		(2.27)	(2.40)	(2.26)	(1.66)	(1.20)

Total Distributions		(2.49)	(2.68)	(2.49)	(1.92)	(1.58)

Net Asset Value, End of Period		$16.32	$26.49	$31.59	$28.74	$27.71

Total Return		(31.80)%†	(8.41)%	20.29%	11.32%	27.46%

Net Assets, End of Period (thousands)		$5,503,945	$8,802,846	$8,738,278	$6,924,234	$5,795,166
Ratio of Expenses to Average Net Assets*		0.52%^	0.52%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets		0.86%^	0.98%	0.94%	1.04%	0.04%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$15.89		$18.69		$17.33	$17.09	$15.14

Income From Investment Operations
Net Investment Income (Loss)		0.18	#	0.20	#	0.21 #	0.32	0.86
Net Gains (Losses) on Securities (Realized and Unrealized)		(4.68)		(1.32)		2.84	1.59	2.88

Total From Investment Operations		(4.50)		(1.12)		3.05	1.91	3.74

Less Distributions
Net Investment Income		(0.15)		(0.20)		(0.25)	(0.23)	(0.90)
Net Realized Gains		(0.40)		(1.48)		(1.44)	(1.44)	(0.89)

Total Distributions		(0.55)		(1.68)		(1.69)	(1.67)	(1.79)

Net Asset Value, End of Period		$10.84		$15.89		$18.69	$17.33	$17.09

Total Return		(29.27	)%†	(6.59)%		19.48%	12.17%	27.36%

Net Assets, End of Period (thousands)		$855,448		$554,805		$215,338	$172,595	$159,325
Ratio of Expenses to Average Net Assets*		0.40	%^	0.41	%(A)	0.46%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.40	%^	0.41	%(A)	0.46%*	0.47%*	0.48%*
Ratio of Net Investment Income to Average Net Assets		1.39	%^	1.12%		1.19%	1.91%	0.27%
Portfolio Turnover Rate		20	%†	9	%†(B)	N/A	N/A	N/A

#	Computed using average shares outstanding.
^	Annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
(A)	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
†	Non-Annualized.
(B)	For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005*** to Nov. 30, 2005
Net Asset Value, Beginning of Period		$11.83		$11.50	$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.17	#	0.19 #	0.17 #	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)		(4.03)		0.35	1.28	0.19

Total From Investment Operations		(3.86)		0.54	1.45	0.22

Less Distributions
Net Investment Income		(0.16)		(0.18)	(0.17)	—
Net Realized Gains		—		(0.03)	—	—

Total Distributions		(0.16)		(0.21)	(0.17)	—

Net Asset Value, End of Period		$7.81		$11.83	$11.50	$10.22

Total Return		(32.85	)%†	4.68%	14.35%	2.20	%†

Net Assets, End of Period (thousands)		$1,320,562		$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets		0.20	%^	0.20%	0.23%	0.23	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.20	%^	0.20%	0.23%	0.37	%^@
Ratio of Net Investment Income to Average Net Assets		1.78	%^	1.53%	1.52%	1.85	%^@
Portfolio Turnover Rate		5	%†	10%	6%	0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of Operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005*** to Nov. 30, 2005
Net Asset Value, Beginning of Period		$11.77		$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.17	#	0.19 #	0.17 #	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)		(4.04)		0.13	1.40	0.21

Total From Investment Operations		(3.87)		0.32	1.57	0.24

Less Distributions
Net Investment Income		(0.17)		(0.17)	(0.16)	—
Net Realized Gains		—		(0.03)	—	—

Total Distributions		(0.17)		(0.20)	(0.16)	—

Net Asset Value, End of Period		$7.73		$11.77	$11.65	$10.24

Total Return		(33.16	)%†	2.78%	15.50%	2.40	%†

Net Assets, End of Period (thousands)		$2,501,028		$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets		0.23	%^	0.23%	0.26%	0.26	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.23	%^	0.23%	0.26%	0.38	%^@
Ratio of Net Investment Income to Average Net Assets		1.77	%^	1.55%	1.55%	1.92	%^@
Portfolio Turnover Rate		8	%†	7%	5%	0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of Operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Vector Equity Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005*** to Nov. 30, 2006
Net Asset Value, Beginning of Period		$11.38		$11.79	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.15	#	0.16 #	0.13	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(3.89)		(0.25)	1.73

Total From Investment Operations		(3.74)		(0.09)	1.86

Less Distributions
Net Investment Income		(0.16)		(0.14)	(0.07)
Net Realized Gains		—		(0.18)	—

Total Distributions		(0.16)		(0.32)	(0.07)

Net Asset Value, End of Period		$7.48		$11.38	$11.79

Total Return		(33.29	)%†	(0.87)%	18.65	%†

Net Assets, End of Period (thousands)		$850,623		$959,742	$403,312
Ratio of Expenses to Average Net Assets		0.34	%^	0.34%	0.36	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.34	%^	0.33%	0.39	%^@
Ratio of Net Investment Income to Average Net Assets		1.66	%^	1.29%	1.24	%^@
Portfolio Turnover Rate		11	%†	14%	24	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$20.64	$22.46	$20.75	$19.13	$16.52

Income From Investment Operations
Net Investment Income (Loss)		0.14 #	0.21 #	0.17 #	0.15	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)		(6.08)	(0.66)	2.84	1.75	2.67

Total From Investment Operations		(5.94)	(0.45)	3.01	1.90	2.72

Less Distributions
Net Investment Income		(0.17)	(0.21)	(0.13)	(0.13)	(0.10)
Net Realized Gains		(1.18)	(1.16)	(1.17)	(0.15)	—
Tax Return of Capital		—	—	—	—	(0.01)

Total Distributions		(1.35)	(1.37)	(1.30)	(0.28)	(0.11)

Net Asset Value, End of Period		$13.35	$20.64	$22.46	$20.75	$19.13

Total Return		(30.67)%†	(2.17)%	15.49%	10.04%	16.59%

Net Assets, End of Period (thousands)		$2,066,849	$3,285,093	$3,297,199	$2,641,670	$2,137,970
Ratio of Expenses to Average Net Assets*		0.38%^	0.38%	0.38%	0.40%	0.41%
Ratio of Net Investment Income to Average Net Assets		0.86%^	0.95%	0.82%	0.78%	0.22%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$14.80	$16.83	$15.91	$15.06	$13.34

Income From Investment Operations
Net Investment Income (Loss)		0.10 #	0.14 #	0.10 #	0.07	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)		(4.32)	(0.69)	2.04	1.43	1.93

Total From Investment Operations		(4.22)	(0.55)	2.14	1.50	2.12

Less Distributions
Net Investment Income		(0.13)	(0.13)	(0.08)	(0.06)	(0.22)
Net Realized Gains		(1.26)	(1.35)	(1.14)	(0.59)	(0.18)

Total Distributions		(1.39)	(1.48)	(1.22)	(0.65)	(0.40)

Net Asset Value, End of Period		$9.19	$14.80	$16.83	$15.91	$15.06

Total Return		(31.33)%†	(3.63)%	14.52%	10.33%	16.34%

Net Assets, End of Period (thousands)		$2,924,225	$4,700,371	$4,824,003	$3,949,511	$3,214,520
Ratio of Expenses to Average Net Assets*		0.53%^	0.52%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets		0.91%^	0.89%	0.64%	0.48%	0.06%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$27.20		$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)		0.64	#	0.62 #	0.64 #	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)		(9.28)		(5.64)	8.84	3.33	4.47

Total From Investment Operations		(8.64)		(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income		(0.30)		(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains		(2.10)		(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions		(2.40)		(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period		$16.16		$27.20	$33.80	$25.75	$23.02

Total Return		(34.46	)%†	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)		$1,746,961		$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets		0.33	%^	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets		3.01	%^	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate		13	%†	17%	10%	3%	6%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$27.18		$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)		0.68	#	0.68 #	0.55 #	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)		(12.06)		3.57	4.68	1.72	2.86

Total From Investment Operations		(11.38)		4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income		(0.64)		(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains		(0.35)		—	—	—	—

Total Distributions		(0.99)		(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period		$14.81		$27.18	$23.60	$19.00	$17.31

Total Return		(43.14	)%†	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)		$1,206,860		$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets		0.29	%^	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets		3.18	%^	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate		12	%†	5%	4%	4%	1%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$25.51	$22.71	$17.67	$15.73	$12.20

Income From Investment Operations
Net Investment Income (Loss)		0.74 #	0.72 #	0.66 #	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)		(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations		(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income		(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains		(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions		(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period		$12.54	$25.51	$22.71	$17.67	$15.73

Total Return		(47.96)%†	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)		$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets*		0.44%^	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets		3.86%^	2.89%	3.25%	2.86%	1.87%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005*** to Nov. 30, 2005
Net Asset Value, Beginning of Period		$14.35		$12.82	$10.07	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.37	#	0.35 #	0.28 #	0.04	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(6.76)		1.54	2.71	0.03

Total From Investment Operations		(6.39)		1.89	2.99	0.07

Less Distributions
Net Investment Income		(0.35)		(0.32)	(0.24)	—
Net Realized Gains		(0.15)		(0.04)	—	—

Total Distributions		(0.50)		(0.36)	(0.24)	—

Net Asset Value, End of Period		$7.46		$14.35	$12.82	$10.07

Total Return		(45.76	)%†	14.83%	30.06%	0.70	%†

Net Assets, End of Period (thousands)		$1,981,049		$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets		0.41	%^	0.41%	0.48%	0.49	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.41	%^	0.41%	0.46%	0.90	%^@
Ratio of Net Investment Income to Average Net Assets		3.39	%^	2.49%	2.35%	1.89	%^@
Portfolio Turnover Rate		4	%†	4%	2%	0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of Operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$20.80		$19.43	$16.19	$14.12	$11.00

Income From Investment Operations
Net Investment Income (Loss)		0.44	#	0.43 #	0.36 #	0.31 #	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)		(9.55)		2.07	4.02	2.38	3.24

Total From Investment Operations		(9.11)		2.50	4.38	2.69	3.46

Less Distributions
Net Investment Income		(0.45)		(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains		(1.17)		(0.67)	(0.78)	(0.33)	—

Total Distributions		(1.62)		(1.13)	(1.14)	(0.62)	(0.34)

Net Asset Value, End of Period		$10.07		$20.80	$19.43	$16.19	$14.12

Total Return		(47.13	)%†	13.29%	28.51%	19.74%	32.10%

Net Assets, End of Period (thousands)		$3,084,373		$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average Net Assets*		0.55	%^	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.55	%^	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets		2.90	%^	2.03%	2.04%	2.05%	1.82%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$16.75		$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)		0.29	#	0.27 #	0.22 #	0.16 #	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)		(4.78)		(0.52)	(0.73)	4.00	3.16

Total From Investment Operations		(4.49)		(0.25)	(0.51)	4.16	3.38

Less Distributions
Net Investment Income		(0.29)		(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains		—		—	—	—	—

Total Distributions		(0.29)		(0.23)	(0.23)	(0.18)	(0.19)

Net Asset Value, End of Period		$11.97		$16.75	$17.23	$17.97	$13.99

Total Return		(27.16	)%†	(1.51)%	(2.94)%	30.13%	31.79%

Net Assets, End of Period (thousands)		$133,373		$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets*		0.58	%^	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.58	%^	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets		2.18	%^	1.51%	1.19%	1.03%	1.01%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$28.73		$20.26	$15.28	$14.54	$12.10

Income From Investment Operations
Net Investment Income (Loss)		0.83	#	0.79 #	0.64 #	0.70	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)		(17.04)		8.43	4.92	0.54	2.58

Total From Investment Operations		(16.21)		9.22	5.56	1.24	3.08

Less Distributions
Net Investment Income		(0.85)		(0.75)	(0.58)	(0.50)	(0.64)
Net Realized Gains		—		—	—	—	—
Return of Capital		—		—	—	—	—

Total Distributions		(0.85)		(0.75)	(0.58)	(0.50)	(0.64)

Net Asset Value, End of Period		$11.67		$28.73	$20.26	$15.28	$14.54

Total Return		(57.94	)%†	46.55%	37.52%	8.81%	26.73%

Net Assets, End of Period (thousands)		$64,044		$146,307	$71,537	$38,927	$26,735
Ratio of Expenses to Average Net Assets*		0.62	%^	0.62%	0.64%	0.74%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.61	%^	0.59%	0.64%	0.86%	0.96%
Ratio of Net Investment Income to Average Net Assets		3.85	%^	3.13%	3.68%	3.89%	3.29%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)		0.77 #	0.78 #	0.61 #	0.64 #	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)		(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations		(15.07)	0.70	10.22	2.79	5.35

Less Distributions
Net Investment Income		(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains		(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital		(0.01)	—	—	—	—

Total Distributions		(1.95)	(2.38)	(1.90)	(1.61)	(1.14)

Net Asset Value, End of Period		$14.27	$31.29	$32.97	$24.65	$23.47

Total Return		(50.97)%†	1.94%	44.15%	12.35%	29.05%

Net Assets, End of Period (thousands)		$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets*		0.59%^	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.65%^	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets		3.41%^	2.28%	2.20%	2.70%	2.21%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$22.95	$20.47	$15.78	$14.12	$12.60

Income From Investment Operations
Net Investment Income (Loss)		0.52 #	0.40 #	0.31 #	0.21	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)		(11.32)	3.00	6.28	2.28	3.64

Total From Investment Operations		(10.80)	3.40	6.59	2.49	3.81

Less Distributions
Net Investment Income		(0.45)	(0.38)	(0.34)	(0.30)	(0.50)
Net Realized Gains		(0.96)	(0.54)	(1.56)	(0.53)	(1.79)
Return of Capital		(0.01)	—	—	—	—

Total Distributions		(1.42)	(0.92)	(1.90)	(0.83)	(2.29)

Net Asset Value, End of Period		$10.73	$22.95	$20.47	$15.78	$14.12

Total Return		(49.89)%†	16.99%	46.33%	18.42%	35.91%

Net Assets, End of Period (thousands)		$93,988	$170,909	$90,261	$52,061	$33,839
Ratio of Expenses to Average Net Assets*		0.59%^	0.61%	0.62%	0.71%	0.73%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.59%^	0.57%	0.61%	0.78%	0.87%
Ratio of Net Investment Income to Average Net Assets		3.04%^	1.70%	1.78%	1.77%	1.56%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		For the Period March 1, 2007*** to Nov. 30, 2007
Net Asset Value, Beginning of Period		$9.35		$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.34	#	0.23	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(5.08)		(0.76)

Total From Investment Operations		(4.74)		(0.53)

Less Distributions
Net Investment Income		(0.43)		(0.12)
Net Realized Gains		—		—
Return of Capital		—		—

Total Distributions		(0.43)		(0.12)

Net Asset Value, End of Period		$4.18		$9.35

Total Return		(52.85	)%†	(5.38	)%†

Net Assets, End of Period (thousands)		$394,480		$336,840
Ratio of Expenses to Average Net Assets		0.44	%^	0.48	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.44	%^	0.48	%^@
Ratio of Net Investment Income to Average Net Assets		5.20	%^	3.50	%^@
Portfolio Turnover Rate		1	%†	2	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Real Estate Securities Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	For the Period Jun. 4, 2008*** to Oct. 31, 2008**
Net Asset Value, Beginning of Period		$10.00

Income From Investment Operations
Net Investment Income (Loss)		—	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(3.96)

Total From Investment Operations		(3.96)

Less Distributions
Net Investment Income		—
Net Realized Gains		—
Return of Capital		—

Total Distributions		—

Net Asset Value, End of Period		$6.04

Total Return		39.60	%†

Net Assets, End of Period (thousands)		$90,672
Ratio of Expenses to Average Net Assets*		0.54	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.86	%^@
Ratio of Net Investment Income to Average Net Assets		(0.04	)%^@
Portfolio Turnover Rate		N/A

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from the commencement of operations through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$22.05		$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)		0.52	#	0.46 #	0.36 #	0.40 #	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)		(9.60)		1.66	4.95	2.77	3.85

Total From Investment Operations		(9.08)		2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income		(0.58)		(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains		(1.57)		(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions		(2.15)		(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period		$10.82		$22.05	$21.71	$17.57	$15.16

Total Return		(45.17	)%†	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)		$4,799,748		$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets		0.69	%^	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets		3.22	%^	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate		16	%†	18%	14%	13%	10%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Vector Equity Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	For the Period Aug. 14, 2008*** to Oct. 31, 2008**
Net Asset Value, Beginning of Period		$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.06	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(3.32)

Total From Investment Operations		(3.26)

Less Distributions
Net Investment Income		—
Net Realized Gains		—

Total Distributions		—

Net Asset Value, End of Period		$6.74

Total Return		(32.60	)%†

Net Assets, End of Period (thousands)		$66,774
Ratio of Expenses to Average Net Assets		0.60	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		1.15	%^@
Ratio of Net Investment Income to Average Net Assets		3.01	%^@
Portfolio Turnover Rate		0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from the commencement of operations through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$35.23	$25.40	$19.89	$15.61	$11.87

Income From Investment Operations
Net Investment Income (Loss)		0.70 #	0.64 #	0.48 #	0.58 #	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)		(16.85)	9.88	5.61	4.13	3.80

Total From Investment Operations		(16.15)	10.52	6.09	4.71	4.07

Less Distributions
Net Investment Income		(0.69)	(0.53)	(0.58)	(0.43)	(0.33)
Net Realized Gains		(1.34)	(0.16)	—	—	—

Total Distributions		(2.03)	(0.69)	(0.58)	(0.43)	(0.33)

Net Asset Value, End of Period		$17.05	$35.23	$25.40	$19.89	$15.61

Total Return		(48.37)%†	42.08%	31.31%	30.65%	34.95%

Net Assets, End of Period (thousands)		$1,508,260	$3,388,442	$2,344,990	$1,805,186	$1,131,778
Ratio of Expenses to Average Net Assets*		0.60%^	0.60%	0.61%	0.69%	0.74%
Ratio of Net Investment Income to Average Net Assets		2.59%^	2.12%	2.13%	3.28%	2.20%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
^	Annualized.
†	Non-annualized.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$45.85	$31.26	$22.86	$17.93	$12.53

Income From Investment Operations
Net Investment Income (Loss)		0.98 #	0.78 #	0.60 #	0.50	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)		(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations		(24.50)	15.60	9.25	5.46	5.75

Less Distributions
Net Investment Income		(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains		(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions		(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period		$19.36	$45.85	$31.26	$22.86	$17.93

Total Return		(55.65)%†	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)		$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313
Ratio of Expenses to Average Net Assets*		0.60%^	0.60%	0.63%	0.70%	0.77%
Ratio of Net Investment Income to Average Net Assets		2.82%^	2.00%	2.22%	2.45%	1.37%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$23.74	$17.96	$13.37	$11.44	$8.74

Income From Investment Operations
Net Investment Income (Loss)		0.44 #	0.31 #	0.30 #	0.27 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)		(12.95)	6.86	4.86	2.37	2.85

Total From Investment Operations		(12.51)	7.17	5.16	2.64	2.96

Less Distributions
Net Investment Income		(0.41)	(0.26)	(0.26)	(0.22)	(0.19)
Net Realized Gains		(1.49)	(1.13)	(0.31)	(0.49)	(0.07)

Total Distributions		(1.90)	(1.39)	(0.57)	(0.71)	(0.26)

Net Asset Value, End of Period		$9.33	$23.74	$17.96	$13.37	$11.44

Total Return		(57.00)%†	42.58%	39.95%	24.27%	34.55%

Net Assets, End of Period (thousands)		$547,329	$1,458,152	$838,948	$482,378	$190,028
Ratio of Expenses to Average Net Assets*		0.77%^	0.78%	0.81%	0.97%	1.04%
Ratio of Net Investment Income to Average Net Assets		2.61%^	1.48%	1.92%	2.21%	1.41%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005*** to Nov. 30, 2005
Net Asset Value, Beginning of Period		$21.20		$15.13	$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.43	#	0.35 #	0.27 #	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)		(11.27)		6.10	3.54	1.51

Total From Investment Operations		(10.84)		6.45	3.81	1.61

Less Distributions
Net Investment Income		(0.40)		(0.32)	(0.22)	(0.07)
Net Realized Gains		(0.08)		(0.06)	—	—

Total Distributions		(0.48)		(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period		$9.88		$21.20	$15.13	$11.54

Total Return		(51.93	)%†	43.20%	33.39%	16.12	%†

Net Assets, End of Period (thousands)		$1,155,526		$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets		0.65	%^	0.65%	0.74%	1.00	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.65	%^	0.65%	0.72%	1.09	%^@
Ratio of Net Investment Income to Average Net Assets		2.62	%^	1.87%	2.02%	1.79	%^@
Portfolio Turnover Rate		3	%†	2%	6%	2	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809
Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809
DFA AUSTRALIA LIMITED Level 43 Gateway 1 Macquarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc. (DFA International Value Portfolio)—Registration No. 811-6067

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

RRD022809-001

PROSPECTUS

February 28, 2010

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

The investment company described in this Prospectus offers a variety of investment portfolios.

Each listed Portfolio:

•    Is generally available only to institutional investors and clients of registered investment advisors.

•    Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

•    Does not charge a sales commission or “load.”

•    Is designed for long-term investors, except as described in this Prospectus for the DFA One-Year Fixed Income Portfolio.

DFA One-Year Fixed Income Portfolio

Ticker: DFIHX

DFA Two-Year Global Fixed Income Portfolio

Ticker: DFGFX

DFA Selectively Hedged Global Fixed Income Portfolio

Ticker:

DFA Five-Year Government Portfolio

Ticker: DFFGX

DFA Five-Year Global Fixed Income Portfolio

Ticker: DFGBX

DFA Intermediate Government Fixed Income Portfolio

Ticker: DFIGX

DFA Inflation-Protected Securities Portfolio

Ticker:

DFA Short-Term Municipal Bond Portfolio

Ticker:

DFA California Short-Term Municipal Bond Portfolio

Ticker:

DFA Short-Term Extended Quality Portfolio

Ticker:

INSTITUTIONAL CLASS SHARES

Each Portfolio (except the DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and DFA Short-Term Extended Quality Portfolio) also offers two additional classes of shares, Class R1 shares and Class R2 shares, which are offered to qualified investors in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

iii

iv

DFA One-Year Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio”) is to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the One-Year Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15	%*
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.

Example

This Example is meant to help you compare the cost of investing in the One-Year Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The One-Year Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

1

The One-Year Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years of the date of settlement when higher yields are available. The One-Year Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds.

The One-Year Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The One-Year Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities owned by the One-Year Portfolio to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the One-Year Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the One-Year Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the One-Year Portfolio’s income to decline.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the One-Year Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

2

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the One-Year Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the One-Year Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA One-Year Fixed Income Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[2.46 (10/08-12/08)]	[-0.53 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA One-Year Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index*	[	]%	[	]%	[	]%
BofA Merrill Lynch One-Year U.S. Treasury Note Index*(1)	[	]%	[	]%	[	]%

(1)	The BofA Merrill Lynch One-Year U.S. Treasury Note Index is an unmanaged index tracking U.S. government securities.
*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

3

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the One-Year Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the One-Year Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the One-Year Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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DFA Two-Year Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) is to maximize total returns consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Global Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15	%*
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

*	The “Management Fee” includes the investment advisory fee and the administrative fee paid to Dimensional Fund Advisors LP.

Example

This Example is meant to help you compare the cost of investing in the Two-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Two-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

5

The Two-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio” of the Portfolio’s prospectus, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The Two-Year Global Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Two-Year Global Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

6

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Global Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Two-Year Global Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Two-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Two-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[2.44 (7/01-9/01)]	[-1.21 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Two-Year Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Citigroup World Government Bond Index 1-3 Year Currency Hedged U.S. Dollar	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Two-Year Global Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr.  Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Two-Year Global Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Two-Year Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

8

DFA Selectively Hedged Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) is to maximize total returns within the universe of domestic and foreign debt securities that the Portfolio invests.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Selectively Hedged Global Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Net Expenses	0.[ ]	%

*	The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Selectively Hedged Global Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Selectively Hedged Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The costs for the Selectively Hedged Global Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

Portfolio Turnover

The Selectively Hedged Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

9

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Selectively Hedged Global Portfolio seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio” of the Portfolio’s prospectus, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. It is the policy of the Selectively Hedged Global Portfolio that the weighted average length of maturity of its investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement).

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Selectively Hedged Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

10

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Selectively Hedged Global Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposed unhedged.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Selectively Hedged Global Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Selectively Hedged Global Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the Selectively Hedged Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Selectively Hedged Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Selectively Hedged Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. [UPDATE BAR CHART AND TABLE]

11

DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares

[INSERT BAR CHART]

January 2009-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since Inception
DFA Selectively Hedged Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Citigroup World Government Bond Index 1-3 Years (unhedged)	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Selectively Hedged Global Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr.  Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Selectively Hedged Global Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Selectively Hedged Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

12

DFA Five-Year Government Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Five-Year Government Portfolio (the “Five-Year Government Portfolio”) is to maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Five-Year Government Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Five-Year Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Five-Year Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

13

The Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Advisor expects that the Portfolio’s average portfolio duration will be three years or less. The Portfolio will also acquire repurchase agreements backed by U.S. government securities. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Five-Year Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Five-Year Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Five-Year Government Portfolio’s income to decline.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Five-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Five-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local

14

taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Five-Year Government Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[6.59 (10/08-12/08)]	[-3.22 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Five-Year Government Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Merrill Lynch 1-5 Year Treasuries/Agencies Index*	[	]%	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Five-Year Government Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Five-Year Government Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

15

TAX INFORMATION

The dividends and distributions you receive from the Five-Year Government Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

16

DFA Five-Year Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Five-Year Global Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Five-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Five-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

17

The Five-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Five-Year Global Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Five-Year Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Five-Year Global Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Five-Year Global Portfolio’s performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Five-Year Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment

18

position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Five-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Five-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Five-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[5.34 (7/02-9/02)]	[-3.26 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Five-Year Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar	[	]%	[	]%	[	]%

19

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Five-Year Global Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Five-Year Global Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Five-Year Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

20

DFA Intermediate Government Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio”) is to earn current income consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate Government Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Intermediate Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Intermediate Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

21

The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years. The Intermediate Government Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Intermediate Government Portfolio will purchase securities with maturities of between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between three to ten years. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years.

The Intermediate Government Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate Government Portfolio’s income to decline.

22

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Intermediate Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Intermediate Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares

January 2000-December 2009
Highest Quarter	Lowest Quarter
[9.29 (10/08-12/08)]	[-3.93 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Intermediate Government Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Barclays Capital U.S. Government Bond Index(1)	[	]%	[	]%	[	]%

(1)	Formerly the Lehman Brothers U.S. Government Bond Index.

23

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Intermediate Government Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr.  Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Intermediate Government Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Intermediate Government Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

24

DFA Inflation-Protected Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Inflation-Protected Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Net Expenses	0.[ ]	%

*	The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Inflation-Protected Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The costs for the Inflation-Protected Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

Portfolio Turnover

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

25

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Inflation-Protected Portfolio seeks to maximize risk-adjusted total returns from a universe of inflation-protected securities that are structured to provide a total return that exceeds the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are

26

adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Inflation-Protected Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio’s income to decline.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Inflation-Protected Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Inflation-Protected Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

27

DFA Inflation-Protected Securities Portfolio Institutional Class Shares

January 2007-December 2009
Highest Quarter	Lowest Quarter
[6.32 (1/08-3/08)]	[-4.00 (7/08-9/08)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 9/18/06 Inception
DFA Inflation-Protected Securities Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Barclays Capital US TIPS Index (Series-L)(1)	[	]%	[	]%

(1)	Formerly the Lehman Brothers US TIPS Index.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Inflation-Protected Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Inflation-Protected Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Inflation-Protected Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

28

DFA Short-Term Municipal Bond Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolio”) is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Municipal Bond Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	Represents the amount of fees and expenses incurred indirectly by the Short-Term Municipal Bond Portfolio as a result of investing in another investment company. This amount reflects the fees and expenses of the Portfolio’s investment in multiple investment companies or the Portfolio’s investment in a money market fund.
**	The Advisor has contractually agreed to waive all or a portion of its management fee and to assume certain expenses of the Short-Term Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Short-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The costs for the Short-Term Municipal Bond Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

29

Portfolio Turnover

The Short-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Short-Term Municipal Bond Portfolio seeks to maximize risk-adjusted total returns primarily from a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Generally, the Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)) with regard to investments in bonds, and rated P1, MIG1, MIG2 or MIG3 by Moody’s or A1 or better, SP-1 or better or SP-2 by S&P or F1 or better or F2 by Fitch with regard to investments in notes. No more than 20% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, for bonds, are rated Baa or lower (by Moody’s) or BBB or lower (by S&P or Fitch), and for notes, are rated MIG4 by Moody’s or SP-3 by S&P or F3 by Fitch. The remaining 5% of the Portfolio’s assets may be invested in securities with lower credit ratings or that are unrated.

The Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects,

30

(3) purchase tax-exempt municipal securities on a “when-issued” basis, and (4) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Short-Term Municipal Bond Portfolio may also invest in ETFs and similarly structured pooled investments to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Municipal Bond Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Municipal Bond Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Municipal Bond Portfolio’s income to decline.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Short-Term Municipal Bond Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Short-Term Municipal Bond Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

31

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Short-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and [since inception] returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Short-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Municipal Bond Portfolio Institutional Class Shares

January 2003-December 2009
Highest Quarter	Lowest Quarter
[1.93 (10/08-12/08)]	[-1.36 (4/04-6/04)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Since 8/20/02 Inception
DFA Short-Term Municipal Bond Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Barclays Capital Municipal Bond Index 3 Years(1)	[	]%	[	]%	[	]%

(1)	Formerly the Lehman Brothers Municipal Bond Index 3 Years.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Municipal Bond Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

32

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Short-Term Municipal Bond Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

Most distributions you receive from the Short-Term Municipal Bond Portfolio will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

33

DFA California Short-Term Municipal Bond Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA California Short-Term Municipal Bond Portfolio (the “California Municipal Bond Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the California Municipal Bond Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[ ]	%
Net Expenses	0.[ ]	%

*	Represents the amount of fees and expenses incurred indirectly by the California Municipal Bond Portfolio as a result of investing in another investment company. This amount reflects the fees and expenses of the Portfolio’s investment in multiple investment companies or the Portfolio’s investment in a money market fund.
**	The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the California Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the California Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the California Municipal Bond Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

Portfolio Turnover

The California Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs

34

and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The California Municipal Bond Portfolio seeks to maximize total returns from a universe of municipal securities primarily issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The California Municipal Bond Portfolio invests primarily in municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the California state personal income taxes. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P or Aa2 by Moody’s or AA by Fitch or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Advisor to be of comparable quality. The Portfolio may invest in individual municipal securities of any credit quality rating, including securities considered to be below investment grade. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

35

The California Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) purchase tax-exempt municipal securities on a “when-issued” basis and (4) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The California Municipal Bond Portfolio may also invest in ETFs and similarly structured pooled investments, as well as affiliated and unaffiliated registered and unregistered money market funds, to gain exposure to the California municipal bond market pending investment in municipal bonds.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the California Municipal Bond Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the California Municipal Bond Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the California Municipal Bond Portfolio’s income to decline.

Tax Liability Risk: Tax liability risk is the risk that distributions by the California Municipal Bond Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

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State-Specific Risk: Because the California Municipal Bond Portfolio focuses its investments primarily in California municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. These events may include state or local legislation or policy changes, state constitutional limits on tax increases, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, budget deficits, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole). Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Non-Diversification Risk: The risk that the California Municipal Bond Portfolio may be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Portfolio’s net asset value.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the California Municipal Bond Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the California Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the California Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

37

DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares

January 2008-December 2009
Highest Quarter	Lowest Quarter
[2.20 (10/08-12/08)]	[0.00 (4/08-6/08)]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since 4/2/07 Inception
DFA Short-Term Municipal Bond Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
BofA Merrill Lynch 1-3 Year California Municipal Bond Index*	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the California Municipal Bond Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the California Municipal Bond Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

38

TAX INFORMATION

Most distributions you receive from the California Municipal Bond Portfolio will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

39

DFA Short-Term Extended Quality Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Short-Term Extended Quality Portfolio (the “Extended Quality Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Extended Quality Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Net Expenses	0.[ ]	%

*	The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Extended Quality Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Extended Quality Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The costs for the Extended Quality Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

Portfolio Turnover

The Extended Quality Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

40

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Extended Quality Portfolio invests with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.

The Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Extended Quality Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

41

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Extended Quality Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Extended Quality Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Extended Quality Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Extended Quality Portfolio’s income to decline.

Call Risk: Call risk is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date, forcing the Extended Quality Portfolio to reinvest in bonds with lower interest rates than the original obligations.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Extended Quality Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Extended Quality Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of those derivatives. Gains or losses from derivative investments may be substantially greater than the derivatives’ original cost. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

42

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Extended Quality Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Extended Quality Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. [UPDATE BAR CHART AND TABLE]

DFA Short-Term Extended Quality Portfolio Institutional Class Shares

[INSERT BAR CHART]

January 2009-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Since Inception
DFA Short-Term Extended Quality Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
BofA Merrill Lynch US Corporate and Government Index 1-5 Years	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Extended Quality Portfolio and manages it using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the Portfolio with respect to its day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr.  Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Extended Quality Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares

43

of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Extended Quality Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

44

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES

Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio

The following is a description of the categories of investments that may be acquired by the Portfolios (other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio):

Permissible Categories:
One-Year Portfolio	1-8,11
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Government Portfolio	1,2,6,11
Five-Year Global Portfolio	1-11
Intermediate Government Portfolio	1,2,6,7,8,11
Inflation-Protected Portfolio	1,2,6,11
Extended Quality Portfolio	1,2,4,6-8,10-14

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value

45

of the Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s illiquid securities policy. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Extended Quality Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper—Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

14. Foreign Issuer Obligations—Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Portfolios (other than Intermediate Government Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations

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exceeds 25% of the total net assets of any of these Portfolios such Portfolio will be considered to be concentrating its investments in the banking industry. Once a Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities.

As of the date of this Prospectus, the One-Year Portfolio is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Portfolios may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet each Portfolio’s established credit rating criteria as stated under “Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio.” In addition, the Portfolios are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio and Extended Quality Portfolio may also invest in non-dollar denominated certificates.

Portfolio Strategies of the Portfolios

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Intermediate Government Portfolio, Inflation-Protected Portfolio and Extended Quality Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs.

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Government Portfolio and Five-Year Global Portfolio may engage in frequent trading of portfolio securities and, therefore, are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

The Five-Year Global Portfolio will be managed with a view to capturing credit risk premiums and maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

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The Short-Term Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The Advisor believes that credit risk premiums for a municipal securities portfolio are available largely through investment in high grade municipal securities. The holding period for assets of the Short-Term Municipal Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs, and the Advisor may consider potential realized and unrealized capital gains.

The California Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The Advisor believes that credit risk premiums for a California municipal securities portfolio are available through investment in municipal securities that may include certain securities that are below investment grade. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

Other Information

Commodity Pool Operator Exemption:

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc. (the “Fund”) could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, none of the Portfolios received any net revenues from a securities lending program (see “SECURITIES LOANS”).

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MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has [seven] members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. David A. Plecha coordinates the efforts of all other portfolio managers with respect to the day to day management of the Portfolios.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Portfolios’ Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. For advisory fees that the Portfolios have incurred for the fiscal year ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios is available in the semi-annual reports for the Portfolios for the six-month period ending April 30, 2009. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$    ] billion.

DFA Investment Dimensions Group Inc. (“the Fund”) bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of shareholders and directors, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

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Investment Services—the Selectively Hedged Global Portfolio and Extended Quality Portfolio

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Selectively Hedged Global Portfolio and Extended Quality Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews each Portfolio’s holdings and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio as well as making recommendations and elections on corporate actions. The Advisor pays DFA Australia for the services it provides to the Portfolio.

Investment Services—the Selectively Hedged Global Portfolio and Extended Quality Portfolio

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Selectively Hedged Global Portfolio and Extended Quality Portfolio. DFAL’s duties include the maintenance of a trading desk for each Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Selectively Hedged Global Portfolio and Extended Quality Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver and Expense Assumption Agreements —the Selectively Hedged Global Portfolio, Inflation-Protected Portfolio, Short-Term Municipal Bond Portfolio, California Municipal Bond Portfolio and Extended Quality Portfolio

Pursuant to Fee Waiver and Expense Assumption Agreements for the Selectively Hedged Global Portfolio, Inflation-Protected Portfolio, Short-Term Municipal Bond Portfolio, California Municipal Bond Portfolio and Extended Quality Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver and Expense Assumption Agreements described below will remain in effect through [March 1, 2011], and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Selectively Hedged Global Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.25% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

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The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Inflation-Protected Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.20% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Short-Term Municipal Bond Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total management fee when its Portfolio Expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the California Municipal Bond Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.30% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Extended Quality Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.22% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Net investment income, which is accrued daily, will be distributed monthly (except for January) by the One-Year Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio; distributed quarterly by the Intermediate Government Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio, Five-Year Government Portfolio and Inflation-Protected Portfolio;

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and distributed annually by the Selectively Hedged Global Portfolio and the Extended Quality Portfolio. The Five-Year Global Portfolio and Extended Quality Portfolio may make an additional dividend distribution from net investment income in October of each year. Any net realized capital gains of the Portfolios will be distributed annually after the end of the fiscal year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic downturn, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio	Annually	Quarterly	Monthly
One-Year Portfolio*			X
Two-Year Global Portfolio		X
Selectively Hedged Global Portfolio	X
Five-Year Government Portfolio		X
Five-Year Global Portfolio		X
Intermediate Government Portfolio		X
Inflation-Protected Portfolio		X
Short-Term Municipal Bond Portfolio *			X
California Municipal Bond Portfolio *			X
Extended Quality Portfolio	X

*	Any net investment income will be distributed each month, except for January.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

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For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A Portfolio with a high portfolio turnover rate (a measure of how frequently assets within a Portfolio are bought and sold) is more likely to generate short-term capital gains than a Portfolio with a low portfolio turnover rate. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. In the case of a Portfolio that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Portfolio will be eligible for taxation at these reduced rates.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Special Tax Considerations for Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio. In the case of the Short-Term Municipal Bond Portfolio and the California Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolios”), most Portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). Shareholders will not be required to include the “exempt-interest” portion of dividends paid by the Portfolios in their gross income for federal income tax purposes. Shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Portfolios for the particular days in which you hold shares. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of a shareholder’s social security or railroad retirement benefits. In addition, the Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

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Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and the treatment for state corporate income tax purposes may vary. Shareholders should consult with their tax advisors about the taxability of this income before investing in either of the Portfolios.

While each Portfolio endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Portfolio’s shares, to decline.

The Short-Term Municipal Bond Portfolios may each invest a portion of their assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Portfolio are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The Portfolios may also distribute to shareholders any market discount and net short-term capital gains from the sale of its portfolio securities. If a shareholder is a taxable investor, distributions by a Portfolio from this income are taxable to the shareholder as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

The Short-Term Municipal Bond Portfolios may also realize net long-term capital gains and distribute these gains to shareholders as capital gain distributions. These distributions will be taxable to shareholders as long-term capital gains no matter how long shareholders have owned their shares. This is true whether the shareholder reinvests the distributions in additional Portfolio shares or receives them in cash.

Any loss incurred on the sale or exchange of the Short-Term Municipal Bond Portfolios’ shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to shareholders and any remaining loss will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

You may exclude any exempt-interest dividends paid to you by the California Municipal Bond Portfolio from your California taxable income for purposes of the California personal income tax if:

•

the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law;

•

the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Portfolio receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•

the Portfolio properly identifies the dividends as California exempt-interest dividends in a written notice mailed to the investor not later than 60 days after the close of the Portfolio’s taxable year.

The California Municipal Bond Portfolio may designate dividends as exempt from California income tax, only if:

•	it qualifies as a regulated investment company under the Internal Revenue Code; and

•

at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

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Distributions from the California Municipal Bond Portfolio, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Portfolio that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase Institutional Class shares of any Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to Dimensional Funds, c/o PNC Global Investment Servicing, Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA, 19406.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange

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transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities of the Two-Year Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio or Extended Quality Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio may not exceed 5% of the net assets of the Portfolio immediately after the transaction, however, this last limitation does not apply to the Five-Year Global Portfolio. [The Fund will accept such securities for investment and not resale.]

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

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The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

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The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

One-Year Portfolio is managed for both long-term investors and investors who may invest in the One-Year Portfolio on a short-term basis. Dimensional and DFA Investment Dimensions Group Inc. do not apply the purchase blocking procedures and may allow more frequent purchases and sales of shares by an investor in the One-Year Portfolio than in the shares of other Portfolios, in circumstances where the investor’s trading activity is not excessive and overly disruptive to the Portfolio and portfolio management strategies, or undertaken for prohibited purposes (including market timing). In monitoring this activity, Dimensional, in its discretion, may determine that an investor’s frequent purchases and sales of shares of the One-Year Portfolio are excessive and overly disruptive, or undertaken for prohibited purposes (including market timing), and therefore, inconsistent with the interests of the Portfolio’s other shareholders. In those instances, Dimensional may refuse to process additional purchases or exchanges of shares of the One-Year Portfolio by the investor. Permitting investors to purchase shares of the One-Year Portfolio for short-term purposes may increase the costs of the Portfolio and negatively impact the performance of the Portfolio.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive

58

short-term trading activity in a Portfolio may occur. The Portfolios do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio is calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Each Portfolio generally calculates its net asset value per share and accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of shares of each Portfolio will fluctuate in relation to its investment experience. Securities held by a Portfolio will be valued in accordance with applicable laws and procedures adopted by the Board, and generally, as described below.

Securities held by a Portfolio (including over-the-counter securities) are valued at the last quoted sales price of the day. Securities held by a Portfolio that are listed on Nasdaq Global Market® (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or NOCP of the day, a Portfolio values the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of a Portfolio will tend to fluctuate with interest rates because, unlike money market funds, the Portfolio does not seek to stabilize the value of its shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of a Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of the Fund. Fair value pricing also may be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by a Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio are expressed in U.S. dollars by translating the net assets of

59

each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since these Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio does not price its shares, the net asset values of these Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then sending a letter of instruction to: DFA Investment Dimensions Group Inc. A letter of instruction for an exchange of shares may be sent by mail to the following: Attn: Client Operations, 6300 Bee Cave Road, Building One, Austin, TX 78746. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this Prospectus. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of the Fund and Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of the Fund and Dimensional Investment Group Inc.

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The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

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Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

A Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio as of the most recent month-end, online at the Advisor’s public Web site, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.21		$10.20	$10.14	$10.20	$10.30

Income From Investment Operations
Net Investment Income (Loss)		0.31	#	0.51 #	0.40 #	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.04)		0.01	0.06	(0.05)	(0.10)

Total From Investment Operations		0.27		0.52	0.46	0.23	0.15

Less Distributions
Net Investment Income		(0.31)		(0.51)	(0.40)	(0.29)	(0.25)
Net Realized Gains		—		—	—	—	—

Total Distributions		(0.31)		(0.51)	(0.40)	(0.29)	(0.25)

Net Asset Value, End of Period		$10.17		$10.21	$10.20	$10.14	$10.20

Total Return		2.68	%†	5.20%	4.58%	2.24%	1.08%

Net Assets, End of Period (thousands)		$3,194,420		$3,229,577	$2,418,551	$1,953,884	$1,738,574
Ratio of Expenses to Average Net Assets*		0.18	%^	0.18%	0.18%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets		3.30	%^	4.96%	3.89%	2.78%	1.40%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.39		$10.17	$9.88	$9.92	$10.08

Income From Investment Operations
Net Investment Income (Loss)		0.39	#	0.27 #	0.07 #	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.09)		0.24	0.36	(0.14)	(0.14)

Total From Investment Operations		0.30		0.51	0.43	0.17	0.11

Less Distributions
Net Investment Income		(0.33)		(0.29)	(0.14)	(0.21)	(0.27)
Net Realized Gains		—		—	—	—	—

Total Distributions		(0.33)		(0.29)	(0.14)	(0.21)	(0.27)

Net Asset Value, End of Period		$10.36		$10.39	$10.17	$9.88	$9.92

Total Return		2.93	%†	5.06%	4.41%	1.77%	1.08%

Net Assets, End of Period (thousands)		$3,124,985		$3,097,898	$2,423,622	$1,992,869	$1,674,972
Ratio of Expenses to Average Net Assets*		0.18	%^	0.18%	0.19%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets		4.12	%^	2.59%	0.72%	3.25%	1.35%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	For the Period Jan. 9, 2008*** to Oct. 31, 2008**
Net Asset Value, Beginning of Period		$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.33	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(1.39)

Total From Investment Operations		(1.06)

Less Distributions
Net Investment Income		—
Net Realized Gains		—
Return of Capital		(0.03)

Total Distributions		(0.03)

Net Asset Value, End of Period		$8.91

Total Return		(10.67	)%†

Net Assets, End of Period (thousands)		$198,165
Ratio of Expenses to Average Net Assets		0.24	%^@
Ratio of Net Investment Income to Average Net Assets		4.32	%^@
Portfolio Turnover Rate		21	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from the commencement of operations through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Five-Year Government Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.44		$10.43	$10.41	$10.64	$11.11

Income From Investment Operations
Net Investment Income (Loss)		0.26	#	0.50 #	0.46 #	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)		0.07		0.01	(0.02)	(0.24)	(0.01)

Total From Investment Operations		0.33		0.51	0.44	0.11	0.32

Less Distributions
Net Investment Income		(0.33)		(0.50)	(0.42)	(0.34)	(0.41)
Net Realized Gains		—		—	—	—	(0.38)
Return of Capital		—		—	—	—	—

Total Distributions		(0.33)		(0.50)	(0.42)	(0.34)	(0.79)

Net Asset Value, End of Period		$10.44		$10.44	$10.43	$10.41	$10.64

Total Return		3.25	%†	4.98%	4.36%	1.02%	3.02%

Net Assets, End of Period (thousands)		$1,115,037		$1,216,609	$932,121	$748,847	$542,634
Ratio of Expenses to Average Net Assets		0.23	%^	0.23%	0.23%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets		2.77	%^	4.81%	4.45%	3.47%	3.21%
Portfolio Turnover Rate		79	%†	0%	86%	36%	45%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.84		$10.53	$10.48	$10.50	$10.92

Income From Investment Operations
Net Investment Income (Loss)		0.25	#	0.32 #	0.28 #	0.34 #	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.10)		0.20	0.12	(0.11)	0.06

Total From Investment Operations		0.15		0.52	0.40	0.23	0.32

Less Distributions
Net Investment Income		(0.30)		(0.21)	(0.33)	(0.25)	(0.32)
Net Realized Gains		—		—	—	—	(0.42)
Return of Capital		(0.01)		—	(0.02)	—	—

Total Distributions		(0.31)		(0.21)	(0.35)	(0.25)	(0.74)

Net Asset Value, End of Period		$10.68		$10.84	$10.53	$10.48	$10.50

Total Return		1.40	%†	5.00%	3.89%	2.15%	3.04%

Net Assets, End of Period (thousands)		$3,319,257		$3,484,919	$2,387,784	$1,699,793	$1,205,578
Ratio of Expenses to Average Net Assets		0.28	%^	0.28%	0.29%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets		2.53	%^	3.01%	2.72%	3.22%	3.12%
Portfolio Turnover Rate		55	%†	108%	92%	69%	90%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$11.86		$11.48	$11.45	$11.79	$12.14

Income From Investment Operations
Net Investment Income (Loss)		0.49	#	0.54 #	0.53 #	0.52	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.17)		0.35	0.05	(0.29)	(0.05)

Total From Investment Operations		0.32		0.89	0.58	0.23	0.50

Less Distributions
Net Investment Income		(0.52)		(0.51)	(0.49)	(0.53)	(0.56)
Net Realized Gains		—		—	(0.06)	(0.04)	(0.29)
Return of Capital		—		—	—	—	—

Total Distributions		(0.52)		(0.51)	(0.55)	(0.57)	(0.85)

Net Asset Value, End of Period		$11.66		$11.86	$11.48	$11.45	$11.79

Total Return		2.73	%†	8.06%	5.31%	1.87%	4.21%

Net Assets, End of Period (thousands)		$1,248,514		$1,314,853	$871,392	$463,538	$373,108
Ratio of Expenses to Average Net Assets		0.13	%^	0.13%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets		4.44	%^	4.72%	4.72%	4.61%	4.72%
Portfolio Turnover Rate		14	%†	0%	3%	16%	6%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	For the Period Sept. 18, 2006*** to Nov. 30, 2006
Net Asset Value, Beginning of Period		$10.80		$10.19	$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.70	#	0.45 #	0.02	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(1.48)		0.50	0.17

Total From Investment Operations		(0.78)		0.95	0.19

Less Distributions
Net Investment Income		(0.61)		(0.34)	—
Net Realized Gains		—		—	—

Total Distributions		(0.61)		(0.34)	—

Net Asset Value, End of Period		$9.41		$10.80	$10.19

Total Return		(7.90	)%†	9.59%	1.90	%†

Net Assets, End of Period (thousands)		$371,747		$240,403	$34,299
Ratio of Expenses to Average Net Assets		0.15	%^	0.20%	0.20	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.14	%^	0.21%	0.60	%^@
Ratio of Net Investment Income to Average Net Assets		7.01	%^	4.58%	0.94	%^@
Portfolio Turnover Rate		3	%†	0%	0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$10.05		$10.02	$9.99	$10.09	$10.13

Income From Investment Operations
Net Investment Income (Loss)		0.19	#	0.31 #	0.28 #	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.03)		0.02	0.02	(0.11)	(0.04)

Total From Investment Operations		0.16		0.33	0.30	0.11	0.13

Less Distributions
Net Investment Income		(0.19)		(0.30)	(0.27)	(0.21)	(0.17)

Total Distributions		(0.19)		(0.30)	(0.27)	(0.21)	(0.17)

Net Asset Value, End of Period		$10.02		$10.05	$10.02	$9.99	$10.09

Total Return		1.63	%†	3.38%	3.01%	1.11%	1.27%

Net Assets, End of Period (thousands)		$991,918		$948,426	$697,942	$511,543	$381,709
Ratio of Expenses to Average Net Assets		0.23	%^	0.23%	0.26%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.23	%^	0.23%	0.24%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets		2.04	%^	3.07%	2.77%	2.22%	1.73%
Portfolio Turnover Rate		1	%†	0%	0%	2%	6%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		For the Period April 2, 2007*** to Nov. 30, 2007
Net Asset Value, Beginning of Period		$10.07		$10.00

Income From Investment Operations
Net Investment Income (Loss)		0.21	#	0.20	#
Net Gains (Losses) on Securities (Realized and Unrealized)		(0.06)		0.02

Total From Investment Operations		0.15		0.22

Less Distributions
Net Investment Income		(0.22)		(0.15)

Total Distributions		(0.22)		(0.15)

Net Asset Value, End of Period		$10.00		$10.07

Total Return		1.45	%†	2.23	%†

Net Assets, End of Period (thousands)		$180,915		$128,983
Ratio of Expenses to Average Net Assets		0.27	%^	0.30	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		0.26	%^	0.33	%^@
Ratio of Net Investment Income to Average Net Assets		2.27	%^	3.22	%^@
Portfolio Turnover Rate		17	%†	7	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Short-Term Extended Quality Portfolio Institutional Class Shares
For the Period [ ] to Oct. 31, 2009
Net Asset Value, Beginning of Period

Income From Investment Operations
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Realized and Unrealized)

Total From Investment Operations

Less Distributions
Net Investment Income
Net Realized Gains
Return of Capital

Total Distributions

Net Asset Value, End of Period

Total Return

Net Assets, End of Period (thousands)
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate

72

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809

Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

DFA AUSTRALIA LIMITED Level 43 Gateway 1 Macquarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

73

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

RRD022809-001

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers [fifty-nine] series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers [fifteen] series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to twenty-six series of DFAIDG and one series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio (Feeder)	U.S. Core Equity 2 Portfolio
Enhanced U.S. Large Company Portfolio	U.S. Vector Equity Portfolio
U.S. Large Cap Value Portfolio (Feeder)	U.S. Small Cap Portfolio
U.S. Small Cap Value Portfolio	U.S. Micro Cap Portfolio
U.S. Targeted Value Portfolio	DFA Real Estate Securities Portfolio
U.S. Core Equity 1 Portfolio

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio	DFA International Real Estate Securities Portfolio
DFA International Value Portfolio (Feeder)	DFA Global Real Estate Securities Portfolio
International Core Equity Portfolio	DFA International Small Cap Value Portfolio
International Small Company Portfolio	International Vector Equity Portfolio
Japanese Small Company Portfolio (Feeder)	Emerging Markets Portfolio (Feeder)
Asia Pacific Small Company Portfolio (Feeder)	Emerging Markets Value Portfolio (Feeder)
United Kingdom Small Company Portfolio (Feeder)	Emerging Markets Small Cap Portfolio (Feeder)
Continental Small Company Portfolio (Feeder)	Emerging Markets Core Equity Portfolio

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Funds are incorporated by reference from the Funds’ annual reports to shareholders. The prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

1

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios identified as a “Feeder” (a “Feeder Portfolio”) on the cover page of this SAI seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”) or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund (“DEM”). The series of the Trust and DEM are referred to as the “Master Funds.” Each of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”). The series of Trust and the portfolios of DFAIDG in which the International Small Company Portfolio and the DFA Global Real Estate Portfolio invest may be referred to as the “Underlying Funds.” The Underlying Funds in which the International Small Company Portfolio invests are Master Funds that include The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (the “International Master Funds”). The Underlying Funds in which the DFA Global Real Estate Portfolio invests include the DFA Real Estate Securities Portfolio and the DFA International Real Estate Securities Portfolio. This SAI describes the Institutional Class shares of the Portfolios. Each Portfolio (except the U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, DFA Global Real Estate Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio also offers two additional classes of shares: Class R1 shares and Class R2 shares.

Dimensional serves as investment advisor to each of the Portfolios and each Master Fund, and provides administrative services to the Feeder Portfolios, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and the International Small Company Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios, Master Funds and Underlying Funds, including the Feeder Portfolios, through their investment in the Master Funds, the International Small Company Portfolio through its investment in the International Master Funds, and the DFA Global Real Estate Securities Portfolio through its investment in the Underlying Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Each of the Portfolios, the Master Funds and the Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios (except DFA International Value Portfolio) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

2

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios and Master Funds. For each Feeder Portfolio, the amounts include commissions paid by the corresponding Master Fund. Neither the International Small Company Portfolio nor the DFA Global Real Estate Securities Portfolio incurs any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The following table reports brokerage commissions paid by the Portfolios during the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007.

Master Fund/Portfolio	FISCAL YEAR ENDED 2009			FISCAL PERIOD ENDED 2008	FISCAL YEAR ENDED 2007
The U.S. Large Company Series	$	[	]	$105,549	$50,729
Enhanced U.S. Large Company Portfolio[2]	$	[	]	$42,757	$39,089
The U.S. Large Cap Value Series	$	[	]	$1,904,981	$1,273,333
U.S. Small Cap Value Portfolio[2]	$	[	]	$4,431,995	$7,265,487
The U.S. Targeted Value Portfolio[1]	$	[	]	$1,073,523	$401,103
U.S. Core Equity 1 Portfolio	$	[	]	$436,959	$330,826
U.S. Core Equity 2 Portfolio	$	[	]	$657,003	$1,032,382
U.S. Vector Equity Portfolio	$	[	]	$373,928	$485,221
U.S. Small Cap Portfolio[2]	$	[	]	$1,097,430	$1,573,291
U.S. Micro Cap Portfolio[2]	$	[	]	$1,324,316	$2,583,554
DFA Real Estate Securities Portfolio	$	[	]	$316,584	$478,569
Large Cap International Portfolio	$	[	]	$203,243	$189,620
DFA International Value Series	$	[	]	$1,078,752	$1,982,470
International Core Equity Portfolio	$	[	]	$623,738	$857,231
The Japanese Small Company Series	$	[	]	$102,948	$374,308
The Asia Pacific Small Company Series	$	[	]	$344,087	$678,503
The United Kingdom Small Company Series	$	[	]	$166,519	$223,447
The Continental Small Company Series	$	[	]	$345,580	$735,400
DFA International Real Estate Securities Portfolio	$	[	]	$301,745	$262,395
DFA International Small Cap Value Portfolio	$	[	]	$1,792,512	$3,678,203
International Vector Equity Portfolio	$	[	]	$45,064	N/A
The Emerging Markets Series	$	[	]	$1,403,836	$936,030
Dimensional Emerging Markets Value Fund (Emerging Markets Value Portfolio)	$	[	]	$2,577,695	$3,742,311
The Emerging Markets Small Cap Series	$	[	]	$754,597	$1,043,875
Emerging Markets Core Equity Portfolio	$	[	]	$513,703	$923,977

[1]	Prior to March 30, 2007 the information represents the brokerage commissions for the master fund into which the DFA U.S. Targeted Value Portfolio invested.
[2]

Represents the brokerage commissions for the Master Fund into which the Portfolio invested prior to February 28, 2009. Effective February 28, 2009, the Portfolio invests directly in securities rather than through its Master Fund.

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Portfolios.

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and the International Small Company Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests substantially all

3

of its assets, the International Master Funds in which the International Small Company Portfolio invests and the Underlying Funds in which the DFA Global Real Estate Securities Portfolio invests.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. The Dimensional Fund Advisors Ltd. also performs these services for The United Kingdom Small Company Series, The Continental Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the International Vector Equity Portfolio, the DFA International Small Cap Value Portfolio, the Large Cap International Portfolio, the Emerging Markets Core Equity Portfolio, The DFA International Value Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and DEM and DFA Australia Limited also performs these services for The Japanese Small Company Series, The Asia Pacific Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the International Vector Equity Portfolio, the DFA International Small Cap Value Portfolio, the Large Cap International Portfolio, the Emerging Markets Core Equity Portfolio, The DFA International Value Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and DEM.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio and DFA Real Estate Securities Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios and Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2009, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

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	Value of Securities Transactions			Brokerage Commissions
U.S. Large Company Series	$	[	]	$	[	]
U.S. Large Cap Value Series	$	[	]	$	[	]
U.S. Small Cap Value Portfolio[1]	$	[	]	$	[	]
U.S. Targeted Value Portfolio	$	[	]	$	[	]
U.S. Small Cap Portfolio[1]	$	[	]	$	[	]
U.S. Core Equity 1 Portfolio	$	[	]	$	[	]
U.S. Core Equity 2 Portfolio	$	[	]	$	[	]
U.S. Vector Equity Portfolio	$	[	]	$	[	]

U.S. Micro Cap Portfolio[1]	$	[	]	$	[	]
DFA Real Estate Securities Portfolio	$	[	]	$	[	]
Large Cap International Portfolio	$	[	]	$	[	]
DFA International Value Series	$	[	]	$	[	]
International Core Equity Portfolio	$	[	]	$	[	]

Japanese Small Company Series	$	[	]	$	[	]
Asia Pacific Small Company Series	$	[	]	$	[	]
United Kingdom Small Company Series	$	[	]	$	[	]
Continental Small Company Series	$	[	]	$	[	]
DFA International Real Estate Securities Portfolio	$	[	]	$	[	]
DFA International Small Cap Value Portfolio	$	[	]	$	[	]
International Vector Equity Portfolio	$	[	]	$	[	]
Emerging Markets Series	$	[	]	$	[	]
Dimensional Emerging Markets Value Fund (Emerging Markets Value Portfolio)	$	[	]	$	[	]
Emerging Markets Small Cap Series	$	[	]	$	[	]
Emerging Markets Core Equity Portfolio	$	[	]	$	[	]

[1]	Prior to February 28, 2009 the information represents the value of securities transactions and brokerage commissions for the Master Fund into which the Portfolio invested.

A Feeder Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of its corresponding Master Fund.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended October 31, 2009, as well as the value of such securities held by the Portfolio or Master Fund as of October 31, 2009.

Master Fund/Portfolio	Broker or Dealer		Value of Securities
The U.S. Large Company Series	[	]	$	[	]
The U.S. Large Cap Value Series	[	]	$	[	]
U.S. Core Equity 1 Portfolio	[	]	$	[	]
U.S. Core Equity 1 Portfolio	[	]	$	[	]
U.S. Core Equity 2 Portfolio	[	]	$	[	]
U.S. Core Equity 2 Portfolio	[	]	$	[	]
U.S. Vector Equity Portfolio	[	]	$	[	]
U.S. Vector Equity Portfolio	[	]	$	[	]
Large Cap International Portfolio	[	]	$	[	]
Large Cap International Portfolio	[	]	$	[	]
Large Cap International Portfolio	[	]	$	[	]
Large Cap International Portfolio	[	]	$	[	]
DFA International Value Series	[	]	$	[	]
DFA International Value Series	[	]	$	[	]
DFA International Value Series	[	]	$	[	]
DFA International Value Series	[	]	$	[	]

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Master Fund/Portfolio	Broker or Dealer		Value of Securities
International Core Equity Portfolio	[	]	$	[	]
International Core Equity Portfolio	[	]	$	[	]
International Core Equity Portfolio	[	]	$	[	]
International Core Equity Portfolio	[	]	$	[	]
United Kingdom Small Company Series	[	]	$	[	]
United Kingdom Small Company Series	[	]	$	[	]

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“Commission”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Commission; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others; or

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA International Value Portfolio, DFA International Small Cap Value Portfolio, International Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio will not:

(8)	sell securities short.

The Portfolios, except the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real

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Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio and International Vector Equity Portfolio, will not:

(9)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that the DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

The U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio and International Vector Equity Portfolio, will not:

(10)	concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the DFA International Real Estate Securities Portfolio and the DFA Global Real Estate Securities Portfolio shall invest more than 25% of their total assets in securities of companies in the real estate industry.

The investment limitations described in (5), (9), and (10) above do not prohibit each Feeder Portfolio, International Small Company Portfolio and DFA Global Real Estate Securities Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds, the International Master Funds, or Underlying Funds, respectively. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

For purposes of the investment limitation described in (1) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, and Emerging Markets Value Portfolio (indirectly through their investments in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

Each Portfolio is required to operate in accordance with the Commission staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, Enhanced U.S. Large Company Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitation described in (8) above does not prohibit the Enhanced U.S. Large Company Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

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For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

Notwithstanding any of the above investment limitations, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Dimensional Emerging Markets Value Fund, the Emerging Markets Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, and the DFA Global Real Estate Securities Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by such Master Funds and Portfolios to be advisable. Each Master Fund, the Emerging Markets Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, or the DFA Global Real Estate Securities Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

OPTIONS ON STOCK INDICES

The Enhanced U.S. Large Company Portfolio may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Commission, the Enhanced U.S. Large Company Portfolio will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Portfolio will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Portfolio desires.

The Enhanced U.S. Large Company Portfolio will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

If an option written by the Enhanced U.S. Large Company Portfolio expires, the Portfolio realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S. Large Company Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid.

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The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Portfolio is an asset of the Portfolio. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Indices

There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Portfolio is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Portfolio intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Portfolio will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Portfolio may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Company Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Portfolio would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

The Enhanced U.S. Large Company Portfolio’s activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Portfolio may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

Investment Limitations on Options Transactions

The ability of the Enhanced U.S. Large Company Portfolio to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Portfolio will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

9

SWAPS

Enhanced U.S. Large Company Portfolio may enter into equity index swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a group of securities representing a particular index.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by Enhanced U.S. Large Company Portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Enhanced U.S. Large Company Portfolio’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Portfolio’s portfolio. The Enhanced U.S. Large Company Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s assets.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid, and, therefore, swap agreements entered into by Enhanced U.S. Large Company Portfolio and other illiquid securities will be limited to 15% of the net assets of the Portfolio. Moreover, Enhanced U.S. Large Company Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause Enhanced U.S. Large Company Portfolio to enter into swap agreements only with counterparties that the Investment Committee of the Advisor has approved. Certain restrictions imposed on Enhanced U.S. Large Company Portfolio by the Code may limit the Portfolio’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect Enhanced U.S. Large Company Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Feeder Portfolio and to the Master Fund in which the Feeder Portfolio invests substantially all of its assets and, with respect to the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, the International Master Funds and Underlying Funds, respectively.

All Portfolios and Underlying Funds may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio) may enter into futures contracts and options on future contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio, Master Fund or Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin

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requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Portfolio, Master Fund or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio, Master Fund or Underlying Fund expects to earn income on its margin deposits. Each Master Fund, Underlying Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund, Underlying Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund, Underlying Fund or Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio, Master Fund or Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio, Master Fund or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, a Portfolio, Master Fund or Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio, Master Fund or Underlying Fund may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Equity Master Funds and Portfolios and Enhanced U.S. Large Company Portfolio may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios and Master Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

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With respect to an International Equity Portfolio or Master Fund, the Portfolio or Master Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, a Portfolio or Master Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The Enhanced U.S. Large Company Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Series or Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure.

CASH MANAGEMENT PRACTICES

All non-Feeder Portfolios, Master Funds and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the non-Feeder Portfolios, Master Funds and Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Large Company	Short-term fixed income obligations; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	5%

Enhanced U.S. Large Company Portfolio	Short-term fixed income obligations; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	N.A.

Japanese Small Company, Asia Pacific Small Company, United Kingdom Small Company and Continental Small Company	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Small Cap Portfolio	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Micro Cap Portfolio	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Large Cap Value and U.S. Small Cap Value	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Targeted Value Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Large Cap International Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Small Company Portfolio	Short-term, high quality fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds***	Small portion

DFA International Small Cap Value Portfolio	Index future contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Value Portfolio and Master Fund	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Real Estate Securities Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Global Real Estate Securities Portfolio	Short-term repurchase agreements; money market instruments; investment grade debt securities; freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds ***; index futures contracts, and options thereon.	20%

International Vector Equity Portfolio	Short-term repurchase agreements; money market instruments; investment grade debt securities; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

The Emerging Markets Master Funds	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	10%

Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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*	With respect to fixed income instruments, except in connection with corporate actions, the non-Feeder Portfolios, Master Funds and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations, but the non-Feeder Portfolios, Master Funds and Underlying Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

Each of the International Equity Portfolios, International Equity Master Funds and International Equity Underlying Funds may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where such Portfolio, Master Fund or Underlying Fund is permitted to invest. In addition, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio are authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio, Master Fund or Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio, Master Fund or Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio, Master Fund or Underlying Fund with opportunities which are consistent with the Portfolio’s investment objective and policies.

EXCHANGE TRADED FUNDS

The following non-Feeder Portfolios, Master Funds and Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

U.S. Large Company Series

Enhanced U.S. Large Company Portfolio

U.S. Large Cap Value Series

U.S. Small Cap Value Portfolio

U.S. Targeted Value Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

DFA International Value Portfolio

International Core Equity Portfolio

International Small Company Portfolio

The Japanese Small Company Series

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The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

Emerging Markets Core Equity Portfolio

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios, Equity Master Funds and Equity Underlying Funds with the expectation that they will be held for longer than one year. The Enhanced U.S. Large Company Portfolio is expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for each Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [        ] Audit Committee meetings for each Fund held during the fiscal year ended October 31, 2009.

Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of each Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [        ] Nominating Committee

15

meetings for each Fund held during the fiscal year ended October 31, 2009. Each Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Funds at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

Each Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings for each Fund held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [61]	Director	DFAIDG–since 1983 DIG–since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	[89] portfolios in 4 investment companies	None

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [70]	Director	DFAIDG–since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	[89] portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) ([27] Portfolios) (since 1994).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: [65]	Director	DFAIDG–since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	[89] portfolios in 4 investment companies	None

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: [67]	Director	DFAIDG–since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	[89] portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) ([37] Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [55]	Director	DFAIDG–since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	[89] portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) ([5] portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [62]	Chairman, Director, President and Chief Executive Officer	DFAIDG–since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	[89] portfolios in 4 investment companies	None

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [42]	Director, Vice President, and Chief Investment Officer	DFAIDG- since 2009 DIG-since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DEM, DFAIDG, DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	[89] portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[	]	[	]**
John P. Gould	[	]	[	]**
Roger G. Ibbotson	[	]	[	]**
Myron S. Scholes	[	]	[	]**
Abbie J. Smith	[	]	[	]**
Interested Directors:
David G. Booth	[	]	[	]
Eduardo A. Repetto	[	]	[	]

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period.

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The table also provides the compensation paid by each Fund to the Funds’ Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from DFAIDG*			Aggregate Compensation from DIG			Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	[	]	$	[	]	N/A	N/A	$	[	]
John P. Gould Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Roger G. Ibbotson Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Robert C. Merton** Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Myron S. Scholes Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Abbie J. Smith Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Christopher S. Crossan Chief Compliance Officer	$	[	]	$	[	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[    ] (Mr. Ibbotson); $[    ] (Mr. Scholes); and $[    ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004)

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

22

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC. (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

Directors and officers as a group own less than 1% of the outstanding stock of each Portfolio described in this SAI[, except that Directors and officers as a group, as of January 30, 2010, held     % of the United Kingdom Small Company Portfolio].

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio

The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value

23

Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds or Underlying Funds (as applicable), and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolios, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
U.S. Large Company Portfolio	0.095	%(a)
Enhanced U.S. Large Company Portfolio	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Small Cap Value Portfolio	0.30%
U.S. Targeted Value Portfolio	0.25	%(a)
U.S. Small Cap Portfolio	0.32%
U.S. Micro Cap Portfolio	0.40%
DFA International Value Portfolio	0.20%
DFA Global Real Estate Securities Portfolio	0.35%
International Small Company Portfolio	0.40	%(b)
Japanese Small Company Portfolio	0.40	%(c)
Asia Pacific Small Company Portfolio	0.40	%(c)
United Kingdom Small Company Portfolio	0.40	%(c)
Continental Small Company Portfolio	0.40	%(c)
Emerging Markets Portfolio	0.40%
Emerging Markets Value Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%

(a)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio and U.S. Targeted Value Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Targeted Value Portfolio. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.
(b)	Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus.
(c)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses the Portfolio bears as a shareholder of its Master Fund. The Fee Waiver and Expense Assumption

24

Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the prospectus.

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2009 (000)			FISCAL PERIOD ENDED 2008 (000)		FISCAL YEAR ENDED 2007 (000)
U.S. Large Company Portfolio	$	[	][1]	$2,852	[7]	$3,049	[10]
Enhanced U.S. Large Company Portfolio	$	[	]	$380		$548
U.S. Large Cap Value Portfolio	$	[	]	$9,628		$11,232
U.S. Small Cap Value Portfolio	$	[	]	$21,131		$28,167
U.S. Targeted Value Portfolio	$	[	][2]	$1,875		$865
U.S. Small Cap Portfolio	$	[	]	$7,938		$11,208
U.S. Micro Cap Portfolio	$	[	]	$14,755		$20,325
DFA International Value Portfolio	$	[	]	$10,005		$11,144
International Small Company Portfolio	$	[	]	$18,152		$21,375
Japanese Small Company Portfolio	$	[	][3]	$650		$814	[11]
Asia Pacific Small Company Portfolio	$	[	][4]	$446	[8]	$454	[12]
United Kingdom Small Company Portfolio	$	[	][5]	$139	[9]	$158	[13]
Continental Small Company Portfolio	$	[	][6]	$556		$599	[14]
Emerging Markets Portfolio	$	[	]	$10,054		$11,536
Emerging Markets Value Portfolio	$	[	]	$25,407		$23,907
Emerging Markets Small Cap Portfolio	$	[	]	$4,706		$5,248

[1]	$[ ] after waiver
[2]	$[ ] after waiver
[3]	$[ ] after recoupment of fees previously waived
[4]	$[ ] after waiver
[5]	$[ ] after waiver
[6]	$[ ] after recoupment of fees previously waived
[7]	$2,883 after recoupment of fees previously waived
[8]	$450 after recoupment of fees previously waived
[9]	$120 after waiver
[10]	$3,138 after recoupment of fees previously waived
[11]	$819 after recoupment of fees previously waived
[12]	$488 after recoupment of fees previously waived
[13]	$149 after waiver
[14]	$655 after recoupment of fees previously waived

25

Administrative Services—All Portfolios

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PNC Global are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee. The Feeder Portfolios, International Small Company Fund and DFA Global Real Estate Securities Portfolio are each subject to a monthly fee of $1,000. The Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio and DFA Real Estate Securities Portfolio are each subject to a monthly fee of $1,666. The Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio, are each subject to a monthly base fee of $2,083. The Master Funds in which the Feeder Portfolios invest and the Underlying Funds in which the DFA Global Real Estate Securities Portfolio and International Small Company Portfolio invest are also subject to certain monthly base fees. Each domestic equity Master Fund or Underlying Fund is subject to a monthly base fee of $1,666 and each international equity Master Fund or Underlying Fund is subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: Enhanced U.S. Large Company Portfolio (co-custodian with PFPC Trust Co.), Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Vector Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for DFA Global Real Estate Securities Portfolio, the Domestic Equity non-Feeder Portfolios and all of the Feeder Portfolios and the other Master Funds.

Distributor

Each Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

26

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Funds. For the services it provides as investment advisor to each non-Feeder Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund). The Advisor is paid no fee for the services it provides as investment adviser to each Feeder Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios (or their corresponding Master Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

	FISCAL YEAR ENDED 2009 (000)			FISCAL PERIOD ENDED 2008 (000)	FISCAL YEAR ENDED 2007 (000)
U.S. Large Company Portfolio (a)	$	[	]	$981	$1,201
Enhanced U.S. Large Company Portfolio (h)	$	[	]	$127	$183
U.S. Large Cap Value Portfolio (a)	$	[	]	$8,436	$10,188
U.S. Targeted Value Portfolio (b)	$	[	]	$750	$269
U.S. Small Cap Value Portfolio (h)	$	[	]	$14,090	$19,951
U.S. Core Equity 1 Portfolio (c)	$	[	][6]	$2,182	$1,662	[3]
U.S. Core Equity 2 Portfolio (c)	$	[	][7]	$5,405	$4,471	[4]
U.S. Vector Equity Portfolio (d)	$	[	][8]	$2,790	$2,203	[5]
U.S. Small Cap Portfolio (h)	$	[	]	$805	$1,150
U.S. Micro Cap Portfolio (h)	$	[	]	$3,690	$5,082
DFA Real Estate Securities Portfolio	$	[	]	$6,845	$8,671
Large Cap International Portfolio	$	[	]	$4,438	$4,910
DFA International Value Portfolio (a)	$	[	]	$14,643	$18,039
International Core Equity Portfolio (c)	$	[	][9]	$7,918	$5,482
International Small Company Portfolio (e)	$	[	]	$4,530	$5,337

27

	FISCAL YEAR ENDED 2009 (000)			FISCAL PERIOD ENDED 2008 (000)		FISCAL YEAR ENDED 2007 (000)
Japanese Small Company Portfolio (a)	$	[	]	$1,220		$1,524
Asia Pacific Small Company Portfolio (a)	$	[	]	$871		$1,016
United Kingdom Small Company Portfolio (a)	$	[	]	$899		$1,234
Continental Small Company Portfolio (a)	$	[	]	$1,806		$2,231
DFA International Real Estate Securities Portfolio (f)		[	]	$1,513		$456
DFA Global Real Estate Securities Portfolio		[	]	$98	[1]	N/A
DFA International Small Cap Value Portfolio	$	[	]	$44,953		$52,077
International Vector Equity Portfolio		[	]	$37	[2]	N/A
Emerging Markets Portfolio (a)	$	[	]	$2,774		$3,029
Emerging Markets Value Portfolio (a)	$	[	]	$6,904		$6,669
Emerging Markets Small Cap Portfolio (a)	$	[	]	$2,174		$2,461
Emerging Markets Core Equity Portfolio (g)	$	[	][1][0]	$8,838		$7,247

1.	$9 after waiver
2.	$0 after waiver
[3]	$1,690 after recoupment of fees previously waived
[4]	$4,519 after recoupment of fees previously waived
[5]	$2,272 after recoupment of fees previously waived
[6]	$[ ] after waiver
[7]	$[ ] after waiver
[8]	$[ ] after waiver
[9]	$[ ] after recoupment of fees previously waived
[10]	$[ ] after recoupment of fees previously waived
(a)	The Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.
(b)	Prior to March 30, 2007, the Portfolio was a Feeder Portfolio and the dollar amount prior to March 30, 2007 represents the amount paid by the Master Fund in which the Portfolio invested its assets.
(c)

Pursuant to a Fee Waiver and Expense Assumption Agreement for each of these Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio to 0.23%, 0.26% and 0.49%, respectively, of each Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of a Portfolio are less than that Portfolio’s Expense Limitation Amount described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(d)

U.S. Vector Equity Portfolio commenced operations on December 30, 2005. Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Vector Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.36% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.36% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.36% of its average net assets. The Portfolio is

28

not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.
(e)

Each of the five International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees attributable to this Portfolio paid by each International Master Fund to the Advisor.

(f)

The DFA International Real Estate Securities Portfolio commenced operations on March 1, 2007. Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA International Real Estate Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less that the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expense previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(g)

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.85% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.85% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.85% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(h)

Prior to February 28, 2009, the Portfolio was a Feeder Portfolio and the dollar amount prior to February 28, 2009 represents the amount paid by the Master Fund in which the Portfolio invested its assets.

The DFA Global Real Estate Securities Portfolio commenced operations on June 4, 2008. Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until March 1, 2011, and then shall continue in effect from year to year for one-year periods thereafter unless terminated by the Advisor. The Advisor has voluntarily agreed to waive all or a portion of the Portfolio’s management fee to the extent necessary to limit the total management fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

The International Vector Equity Portfolio commenced operations on August 14, 2008. Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume expenses of the Portfolio to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through an investment in other investment companies)

29

(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.60% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect for an initial period until March 1, 2011, and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Fund or the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, Master Funds and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, Master Funds and Underlying Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of portfolios indicated.

Domestic equity portfolios	Stephen A. Clark
International equity portfolios	Karen E. Umland

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2009 is set forth in the chart below.

Stephen A. Clark

Portfolio	Dollar Range of Portfolio Shares Owned
U.S. Large Company Portfolio[1]	[ ]
U.S. Enhanced Large Company Portfolio	[ ]
U.S. Large Cap Value Portfolio[1]	[ ]
U.S. Targeted Value Portfolio	[ ]
U.S. Small Cap Value Portfolio	[ ]
U.S. Core Equity 1 Portfolio	[ ]
U.S. Core Equity 2 Portfolio	[ ]
U.S. Vector Equity Portfolio	[ ]
U.S. Small Cap Portfolio	[ ]
U.S. Micro Cap Portfolio	[ ]
DFA Real Estate Securities Portfolio	[ ]

[1]	Stephen A. Clark serves as the portfolio manager for the Portfolio and for the Master Fund in which the Portfolio invests substantially all of its assets.

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Karen E. Umland

Portfolio	Dollar Range of Portfolio Shares Owned
Large Cap International Portfolio	[ ]
DFA International Value Portfolio[1]	[ ]
International Core Equity Portfolio	[ ]
International Small Company Portfolio	[ ]
Japanese Small Company Portfolio[1]	[ ]
Asia Pacific Small Company Portfolio[1]	[ ]
United Kingdom Small Company Portfolio[1]	[ ]
Continental Small Company Portfolio[1]	[ ]
DFA International Real Estate Securities Portfolio	[ ]
DFA Global Real Estate Securities Portfolio	[ ]
DFA International Small Cap Value Portfolio	[ ]
International Vector Equity Portfolio	[ ]
Emerging Markets Portfolio[1]	[ ]
Emerging Markets Value Portfolio[1]	[ ]
Emerging Markets Small Cap Portfolio[1]	[ ]
Emerging Markets Core Equity Portfolio	[ ]

[1]	Karen E. Umland serves as the portfolio manager for the Portfolio and for the Master Fund in which the Portfolio invests substantially all of its assets.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios (and with respect to the Feeder Portfolios, the Master Fund in which a Feeder Portfolio invests substantially all of its assets) and the Underlying Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•        [28] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [7] unregistered pooled investment vehicles with $[    ] million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $[    ] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        [51] other accounts with $[    ] million in total assets under management.

Karen E. Umland

•        [37] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [5] unregistered pooled investment vehicles with $[    ] million in total assets under management.

•        [17] other accounts with $[    ] million in total assets under management of which one account with $[    ] million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios, Master Funds and Underlying Funds), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund/Underlying Fund or Account, a Portfolio/Master Fund/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds/Underlying Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Master Funds/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund/Underlying Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts

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where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, Asia Pacific Small Company Portfolio was named Asia-Australia Small Company Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio; U.S. Small Cap Value Portfolio was named U.S. Small Cap High Book to Market Portfolio; U.S. Micro Cap Portfolio was named The Small Company Shares; and Continental Small Company Portfolio was named The Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From September 1995 until August 1997, the U.S. Small Cap Value Portfolio was named the U.S. Small Cap Value Portfolio and from August 1997 to April 1, 2001, it was known as the U.S. 6-10 Value Portfolio. From September 1995 until April 1, 2001, the U.S. Micro Cap Portfolio was known as the U.S. 9-10 Small Company Portfolio. From April 1, 2001 to December 12, 2006, the U.S. Targeted Value Portfolio was known as the U.S. Small XM Value Portfolio. Prior to April 1, 2001, the U.S. Targeted Value Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio were known as the U.S. 4-10 Value Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 6-10 Small Company Portfolio and the U.S. 9-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invested – The U.S. Targeted Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The U.S. Micro Cap Series – were, prior to April 1, 2001, known as The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series and the U.S. 9-10 Small Company Series, respectively. Effective as of March 30, 2007, the U.S. Targeted Value Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Targeted Value Series, the Master Fund in which the U.S. Targeted Value Portfolio invested. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The Enhanced U.S. Large Company Series, the Master Fund in which the Enhanced U.S. Large Company Portfolio invested. Effective as of February 28, 2009, the U.S. Small Cap Value Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Small Cap Value Series, the Master Fund in which the U.S. Small Cap Value Portfolio invested. Effective as of February 28, 2009, the U.S. Small Cap Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Small Cap Series, the Master Fund in which the U.S. Small Cap Portfolio invested. Effective as of February 28, 2009, the U.S. Micro Cap Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Micro Cap Series, the Master Fund in which the U.S. Micro Cap Portfolio invested. From September 1995 until September 13, 2005, the Asia Pacific Small Company Portfolio was known as the Pacific Rim Small Company Portfolio.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund (“DEM”) was incorporated under Maryland law on January 9, 1991 and was reorganized as a Delaware statutory trust effective October 30,

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2009. DEM offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

The Funds, the Trust, Dimensional Emerging Markets Value Fund, the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios, Master Funds and Underlying Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios, Master Funds and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio, Master Fund or Underlying Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Funds, the latter being audited.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund or Underlying Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund or Underlying Fund must vote to approve the continuing existence of the Master Fund or Underlying Fund or the Master Fund or Underlying Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*
101 Montgomery Street
San Francisco, CA 94104	[ ]%

National Financial Services LLC*
200 Liberty Street
One World Financial Center
New York, NY 10281	[ ]%

Ameritrade, Inc.*
1005 N. Ameritrade Place
Bellevue, NE 68005	[ ]%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%

U.S. LARGE CAP VALUE PORTFOLIO
Charles Schwab & Company, Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%

U.S. TARGETED VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Pension Trust Fund for Operating Engineers
1640 S. Loop Road
Alameda, CA 94502	[ ]%

U.S. SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

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U.S. CORE EQUITY 1 PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
DFA Global Equity Portfolio	[ ]%
LPL
P.O. Box 509046
San Diego, CA 92150	[ ]%

U.S. CORE EQUITY 2 PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
DFA Global Equity Portfolio	[ ]%
Trust Company of America*
P.O. Box 6503
Englewood, CO 80155	[ ]%
Ameritrade, Inc.*[1]	[ ]%
DFA Global 60/40 Portfolio	[ ]%

U.S. VECTOR EQUITY PORTFOLIO

National Financial Services LLC*[1]	[ ]%
Charles Schwab & Company, Inc.*[1]	[ ]%
Trust Company of America*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Vanguard Fiduciary Trust Company*
P.O. Box 2900
Valley Forge, PA 19482-2900	[ ]%

U.S. SMALL CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Stichting Shell Pensioenfonds
P.O. Box 65

36

2501 CB The Hague
The Netherlands	[ ]%
Utah Retirement Systems Defined Contribution Plan
540 E 200 S
Salt Lake City, UT 84102	[ ]%

U.S. MICRO CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Fidelity Management Trust Company, as Trustee for
Verizon Master Savings Trust
82 Devonshire Street G10A
Boston, MA 02109	[ ]%

DFA REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
DFA Global Real Estate Securities Portfolio	[ ]%
Trust Company of America*[1]	[ ]%

LARGE CAP INTERNATIONAL PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%

DFA INTERNATIONAL VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
JPMorgan Chase Bank, as Trustee for
The Thrift Plan for Employees of the
Federal Reserve System
3 Chase Metro-Tech Center
5th Floor
Brooklyn, NY 11245	[ ]%

37

INTERNATIONAL CORE EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
DFA Global Equity Portfolio	[ ]%
Ameritrade, Inc.*[1]	[ ]%

INTERNATIONAL SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Maryland State Retirement Agency
Room 1661
120 E. Baltimore Street
Baltimore, MD 21202-1674	[ ]%

JAPANESE SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Wendel & Co c/o The Bank of New York
2 Hanson Plaza, 6th Floor
Brooklyn, NY 11217	[ ]%
Sulam Trust
340 S. Cleveland Avenue
P.O. Box 160
Westerville, OH 43086	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
The RBB Fund Inc Free Market International Equity Fund
3700 Park 42 Drive, Suite 105A
Cincinnati, OH 45241	[ ]%

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UNITED KINGDOM SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
The RBB Fund Inc Free Market International Equity Fund[1]	[ ]%
Ameritrade, Inc.*1	[ ]%
Sulam Trust [1]	[ ]%

CONTINENTAL SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Wendel & Co.[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Sulam Trust[1]	[ ]%
The RBB Fund Inc Free Market International Equity Fund[1]	[ ]%
LPL[1]	[ ]%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
DFA Global Real Estate Securities Portfolio	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
Trust Company of America*[1]	[ ]%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Charles Schwab Trust Co*
Southwest Airlines Pilots Retirement Savings Plan
98 San Jacinto Blvd., Suite 1100
Austin, TX 78701	[ ]%
Ameritrade, Inc.*[1]	[ ]%
LPL[1]	[ ]%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

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INTERNATIONAL VECTOR EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

EMERGING MARKETS PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
DFA Emerging Markets Trust (Australia)
Level 38
259 George Street
Sydney NSW 2000, Australia	[ ]%

EMERGING MARKETS VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%

EMERGING MARKETS SMALL CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Missouri Local Government Employees
Retirement System
P.O. Box 1665
Jefferson City, MO 65102	[ ]%
New York Teamsters Conference Pension and Retirement Fund
3 Northern Concourse
P.O. Box 4928
Syracuse, NY 13221	[ ]%
Ameritrade, Inc.*[1]	[ ]%

EMERGING MARKETS CORE EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously noted above in list.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Tokyo Stock Exchange (“TSE”) is closed on the following days in 2010: [    ]. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading (provided that the NYSE is open on such day). The London Stock Exchange (“LSE”) is closed on the following days in 2010: [    ]. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. In 2010, the foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on [    ].

The Japanese Small Company Portfolio is closed on days that the TSE is closed. The United Kingdom Small Company Portfolio is closed on days that the LSE is closed. The Continental Small Company Portfolio is closed on [    ]. Purchase and redemption orders for shares of such Portfolios will not be accepted on those days.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably

41

practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation Of The Portfolios And Their Shareholders” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest substantially all of their assets in Master Funds organized as corporations for federal income tax purposes and other Portfolios invest substantially all of their assets in Master Funds organized as partnerships for federal income tax purposes. To the extent a Portfolio does not invest all of its assets in a Master Fund, it may invest in Underlying Funds organized as partnerships and/or corporations for federal income tax purposes. The DFA Global Real Estate Securities Portfolio invests in Underlying Funds organized as corporations for federal income tax purposes, and the International Small Company Portfolio invests in Underlying Funds organized as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios. The following Master Funds and Underlying Funds are classified as corporations: DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio, US Core Equity 1 Portfolio, US Core Equity 2 Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, and International Core Equity Portfolio. The following Master Funds and Underlying Funds are classified as partnerships: US Large Value Series, US Large Company Series, DFA International Value Series, Japanese Small Company Series, Untied Kingdom Small Company Series, Continental Small Company Series, Asia Pacific Small Company Series, Canadian Small Company Series, Emerging Markets Series, Emerging Markets Small Cap Series, and Dimensional Emerging Markets Value Fund.

Unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio its pro rata share of its corresponding Master Fund’s income and assets and in the case of a Portfolio invested in the Underlying Funds, its pro rata share of the income and assets of such Underlying Funds.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

Taxation of the Portfolios

Each Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the Code. If a Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, a Portfolio must satisfy the following requirements:

•

Distribution Requirement —the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

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•

Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

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Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by a Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See, “Investment in Complex Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

A Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. In addition, any such under-distribution of income might cause a Portfolio to fail to satisfy the Income Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Portfolio’s income and performance. It is possible that a Portfolio will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a Portfolio with a high turnover rate is likely to generate more short-term and less long-term capital gain or loss than a comparable Portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance.

Capital loss carryovers. For federal income tax purposes, a Portfolio is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on, or distribute, such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if a Portfolio experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of a fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing a Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. A Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Portfolio. Moreover, because of circumstances beyond a Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

        Undistributed capital gains. A Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. A Portfolio currently intends to distribute net capital gains. If a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Master feeder and fund-of-fund corporate structures. In the case of a Portfolio that is (1) a Feeder Portfolio (“feeder fund”) that invests in a corresponding Master Fund classified as a regulated investment company or (2) a Portfolio (“fund-of-funds”) that invests in Underlying Funds classified as regulated investment companies (the Master Fund and Underlying Funds, each referred to as an “underlying fund”), distributions by the underlying funds, redemptions of shares in the underlying funds, and changes in asset allocations by a fund-of-funds may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing by a fund-of-funds of its portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. Also, a Portfolio that is either a feeder fund or a fund-of-funds: (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Investment in Foreign Securities —Pass-through of foreign tax credits” below); (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund; (c) will not be able to currently offset gains realized by one underlying fund in which a fund-of-funds invests against losses realized by another underlying fund, and (c) dividends paid by a Portfolio from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. Government Securities” below). However, a Portfolio that is either a feeder fund or fund-of-funds is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Qualified Dividend Income for Individuals” and “Dividends Received Deduction for Corporations” below).

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Foreign income tax. Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle a Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, a Portfolio may elect to pass-through foreign tax credits to shareholders. See “Investment in Foreign Securities – Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of dividends and interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. A Portfolio investing in Underlying Funds classified as corporations receives income generally in the form of dividends. A Portfolio investing in Underlying Funds classified as partnerships receives income generally in the form of interest. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. The Feeder Portfolios and Portfolios investing in Underlying Funds classified as corporations may also derive capital gains through their redemption of shares of their corresponding Master Funds or Underlying Funds classified as corporations (see, “Taxation of the Portfolios —Master feeder and fund-of-fund corporate structures” above). Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

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Investment in Foreign Securities

Certain of the Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes on a Portfolio and/or its shareholders. Any foreign withholding taxes could reduce a Portfolio distributions paid to you.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio (or, in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, more than 50% in value of the total assets of the Portfolio attributable from the Master Fund) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund). If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for their pro rata share of foreign withholding taxes paid by the Master Funds. A Portfolio investing in Underlying Funds classified as corporations will not likely qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from a Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by a Portfolio as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of a Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if a Portfolio (or a Master Fund organized as a corporation or Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Master Fund or Underlying Fund) may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Master Fund or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities

To the extent a Portfolio (or in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, the Master Fund or an Underlying Fund classified as a partnership) invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio, the Feeder Portfolio’s corresponding Master Fund or the Underlying Fund. To the extent a Master Fund or Underlying Fund organized as a corporation invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the corresponding Feeder Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

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This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Because the income of each International Equity Portfolio is derived primarily from foreign issuers, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

A Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s, foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. While securities are loaned out by a Portfolio, the Portfolio will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Short sales. A Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

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Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made a current inclusion election to accrue market discount into income as it accrues. If a Portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Portfolio’s investment in such securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a Portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a Portfolio should recognize market discount on a debt obligation, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent the Portfolio may take deductions for bad debts or worthless securities and how the Portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Investment in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution. Such Portfolio’s investment in a U.S. REIT may require a Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Portfolio’s investment in a U.S. REIT may at other times result in the Portfolio’s receipt of cash in excess of the U.S. REIT’s earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. If a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Investment in Complex Securities — Investment in taxable mortgage pooling vehicles (excess inclusion income)” and “Non U.S. Investors —Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment. A Portfolio’s investment in a non U.S. REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities- PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Investment in Foreign Securities.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pooling vehicles (excess inclusion income). Certain Portfolios may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Portfolio’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Portfolios do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

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These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The DFA Real Estate Securities Portfolio and the DFA Global Real Estate Portfolio will and certain other Portfolios may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which a Portfolio invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends paid by a Portfolio before January 1, 2010 (sunset date), except that after this date, a Portfolio’s distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of the Portfolio disposes of their Portfolio shares during the 30- day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

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Gain on sale of Portfolio shares as FIRPTA gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

•	As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio; and

•	50% or more of the Portfolio’s assets consist of:

•	more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (USRPHC),

•	interests in non-publicly traded companies that are USRPHCs, and

•	interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 5%.

In the unlikely event a sale of Portfolio shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios and Their Shareholders” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds, and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds, including all authorized traders of the Advisor.

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The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios, Master Funds, and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds, and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, Master Funds, or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios, Master Funds, or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio, Master Fund, or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund or the Board of Trustees of the Trust, as applicable.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund and which seeks to maximize the value of that non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a non-Feeder Portfolio, Master Fund or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s investment and that it is in the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a non-Feeder Portfolio, Master Fund or Underlying Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to

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materially affect the economic value of a non-Feeder Portfolio, Master Fund or Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Funds have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the non-Feeder Portfolios, Master Funds and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG, DIG, DEM and Board of Trustees of the Trust (collectively, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios, Master Funds and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, Master Funds and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio, Master Fund and Underlying Fund generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio, Master Fund or Underlying Fund. Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s, Master Fund’s or Underlying Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

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As of January 31, 2010, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	All Feeder Portfolios, Domestic Portfolios, Domestic Master Funds and DFA Global Real Estate Securities Portfolio	Fund Custodian	Daily

Citibank, N.A.	All International Equity Master Funds and Portfolios	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	All Portfolios and Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios and Master Funds	Independent registered public accounting firm	Upon request

Pricing Service Vendor	International Equity Portfolios and International Equity Master Funds	Fair value information services	Daily

Citibank North American, Inc.	All Portfolios and Master Funds	Middle office operational support service provider to the Advisor	Daily

Cambridge Associates Limited	U.S. Small Cap Portfolio, U.S. Vector Equity Portfolio, DFA International Small Cap Value Portfolio, DFA International Value Series, Japanese Small Company Series, Emerging Markets Series, Dimensional Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio	Monitoring investor exposure and investment strategy	Monthly

The College Board	U.S. Targeted Value Portfolio and Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Greycourt & Co., Inc.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Kansas University Endowment Assoc.	Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Upon request

Lockheed Martin	DFA International Small Cap Value Portfolio and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Marquette Associates, Inc.	U.S. Core Equity 1 Portfolio, U.S. Small Cap Portfolio, U.S. Large Company Series, U.S. Large Cap Value Series, International Small Company Portfolio, DFA International Small Cap Value Portfolio, DFA International Value Series and Emerging Markets Small Cap Series	Monitoring investor exposure and investment strategy	Upon request

Minnesota Mutual Life Insurance	U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, U.S. Large Cap Value Series, DFA International Value Series, International Small Company Portfolio, Dimensional Emerging Markets Value Fund and U.S. Targeted Value Portfolio	Monitoring investor exposure and investment strategy	Upon request

Omaha Fire & Police	DFA International Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Upon request

Rocaton Investment Advisors	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Steward Capital Management	U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series, DFA International Small Cap Value Portfolio, DFA International Value Series and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Upon request

Stratford Advisory Group	DFA International Value Series and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Monthly

U.S. Institutional Investment Consultants	DFA International Value Series	Monitoring investor exposure and investment strategy	Upon request

Watershed Investment Consultants	DFA International Value Series and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Quarterly

AP1-Forsta AP Fondon	U.S. Small Cap Portfolio and U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

AP3-Tredje AP Fondon	U.S. Small Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

California Institute of Technology	Emerging Markets Series and International Small Company Portfolio	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
InterMountain Healthcare	International Small Company Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Merck & Co., Inc.	DFA International Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Upon request

Ontario Municipal Retirement System	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Plan B Financial Services Ltd.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly*

Stichting Shell Pensioenfonds	U.S. Small Cap Portfolio	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Texas Mutual Insurance Company	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Verizon Investment Management Corp	U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

Northern Trust Company	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Thomson Financial (Vestek)	U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Small Cap Value Portfolio and U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series, U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Ennis, Knupp & Associates	U.S. Micro Cap Portfolio, International Small Company Portfolio and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. Targeted Value Portfolio, DFA Real Estate Securities Portfolio and U.S. Large Company Series	Vendor to Advisor providing Portfolio analytics	Quarterly

Fund Evaluation Group, LLC	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Hammond Associates LLC	U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, International Small Company Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly

Hewitt Associates	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Upon request

Independent Fiduciary Services, Inc	U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Upon request

Jeffrey Slocum & Associates	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Upon request

Madison Portfolio Consultants	U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series, U.S. Small Cap Portfolio and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Marco Consulting Group	U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio and U.S. Small Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

Mercer Investment Consulting, Inc.	U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Large Cap International Portfolio and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

New England Pension	U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Russell Mellon Analytical Service	U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio, DFA International Value Series, Emerging Markets Small Cap Series and U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series, U.S. Small Cap Value Portfolio and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Quarterly

Clark Strategic Advisors, Inc.	U.S. Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Summitt Strategies, Inc.	U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Watson Wyatt Investment Consulting	U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

Wilshire Associates	U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, DFA International Value Series and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Monthly

Yanni Partners, Inc.	U.S. Small Cap Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Vermogens Adries Administratie (VAA) BV	U.S. Small Cap Value Portfolio and DFA International Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

Complementa	Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Monthly

Meketa Investment Group, Inc.	Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Harbor Capital Advisors, Inc.	U.S. Micro Cap Portfolio	Monitoring investor exposure and investment strategy	Monthly

CTC Consulting, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Tamarac (Savant)	U.S. Micro Cap Portfolio, US. Small Cap Value Portfolio, U.S. Large Cap Value Series, DFA International Small Company Portfolio, Canadian Small Company Series, Japanese Small Company Series, Asia Pacific Small Company Series, Continental Small Company Series and United Kingdom Small Company Series	Monitoring investor exposure and investment strategy	Monthly

Rachor Investment Advisory	U.S. Micro Cap Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, Continental Small Company Series, Asia Pacific Small Company Series, Japanese Small Company Series, United Kingdom Small Company Series, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Quarterly

Edelman Financial	U.S. Micro Cap Portfolio, US. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Large Cap Value Series, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA International Value Series, Emerging Markets Core Equity Portfolio, Emerging Markets Series, and Dimensional Emerging Markets Value Fund	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Cuprum AFP	Asia Pacific Small Company Series, Continental Small Company Series, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Value Series, International Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series, Dimensional Emerging Markets Value Fund, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Large Company Series, U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio, U.S. Large Cap Value Series and DFA Real Estate Securities Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	Asia Pacific Small Company Series, Continental Small Company Series, Large Cap International Portfolio, International Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series, Dimensional Emerging Markets Value Fund, U.S. Large Company Series, U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio and U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

R.V. Kuhns	International Small Company Portfolio	Monitoring investor exposure and investment strategy	Monthly

Montana Board of Investments	International Small Company Portfolio	Monitoring investor exposure and investment strategy	Monthly

The Charles Stewart Mott Foundation	Emerging Markets Series and International Small Company Portfolio	Monitoring investor exposure and investment strategy	Monthly

Morningstar, Inc.	DFA International Small Cap Value Portfolio	Monitoring investor exposure and investment strategy	Monthly

*	receive top 500 holdings 15- to 20-days after month end.

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Underlying Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

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The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios, Master Funds and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio, Master Fund or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio, Master Fund or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios, Master Funds and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal period ended October 31, 2009, as set forth in the Funds’ annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund for the fiscal period ended October 31, 2009, as set forth in the Trust’s and Dimensional Emerging Markets Value Fund’s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

A-1

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

A-2

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

A-3

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

A-4

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

A-5

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

A-6

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

A-7

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the

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surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

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•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

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•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

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Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

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Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

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Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

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Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit

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INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers [fifty-nine] series of shares. DFAIDG is referred to as the “Fund” in this Statement of Additional Information (“SAI”). This SAI relates to ten series of DFAIDG (individually, a “Portfolio” and collectively, the “Portfolios”):

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

i

PORTFOLIO CHARACTERISTICS AND POLICIES

This SAI describes the Institutional Class shares of the Portfolios. Each Portfolio (except the DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and DFA Short-Term Extended Quality Portfolio) also offers two additional classes of shares: Class R1 shares and Class R2 shares.

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Each of the Portfolios (except DFA California Short-Term Municipal Bond Portfolio) is diversified under the federal securities laws and regulations. The DFA California Short-Term Municipal Bond Portfolio is non-diversified under the federal securities laws and regulations.

Each of the Portfolios has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of DFAIDG, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

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Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2009, the Portfolios did not pay commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services. During the fiscal year ended October 31, 2009, the Portfolios did not purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act).

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time, provided that, the DFA California Short-Term Municipal Bond Portfolio is not subject to this limitation;

(6)	engage in the business of underwriting securities issued by others; or

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

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The DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, and DFA Five-Year Global Fixed Income Portfolio will not:

(8)	sell securities short.

The Portfolios, except the DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio, will not:

(9)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that each of the DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy.”

The DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio will not:

(10)	concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the DFA Selectively Hedged Global Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy.”

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Director has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitation described in (8) above does not prohibit the DFA Short-Term Municipal Bond Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational

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organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

For purposes of the investment limitation described in (9) above, the DFA Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by a state or local government or a political subdivision of any of the foregoing; the Portfolio will not otherwise invest in an industry if, after giving affect to that investment, the Portfolio’s holding in that industry would exceed 25% of its total assets. For these purposes, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for DFA California Short-Term Municipal Bond Portfolio, for purposes of the investment limitation (10) above, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be a part of any industry.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

All Portfolios, except the DFA One-Year Fixed Income Portfolio, DFA Five-Year Government Portfolio and DFA Inflation-Protected Securities Portfolio, may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits. Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio

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has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.

CREDIT DEFAULT SWAPS

The DFA Short-Term Extended Quality Portfolio also may enter into credit default swap agreements. The DFA Short-Term Extended Quality Portfolio may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The DFA Short-Term Extended Quality Portfolio may be either the buyer or the seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the DFA Short-Term Extended Quality Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the DFA Short-Term Extended Quality Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When the DFA Short-Term Extended Quality Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Advisor and the Fund do not believe that the DFA Short-Term Extended Quality Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that the DFA Short-Term Extended Quality Portfolio cannot dispose of a swap in the

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ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant.

The Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA One-Year Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

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Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA Intermediate Government Fixed Income Portfolio	Futures contracts on U.S. Treasury securities or options on such contracts; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds***	N.A.

DFA Short-Term Municipal Bond Portfolio	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; highly liquid debt securities; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds***	20%

DFA California Short-Term Municipal Bond Portfolio	Short-term fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds ***	20%

DFA Short-Term Extended Quality Portfolio	Money market instruments, debt, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds, index futures contracts, and options thereon.	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

EXCHANGE TRADED FUNDS

The DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

The One-Year Fixed Income Portfolio, Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio and DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for the DFA Five-Year Government Portfolio has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when,

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in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO AND

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

The DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolios”) each may invest in certain types of securities and engage in certain investment practices that the other Portfolios do not. In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Short-Term Municipal Bond Portfolios may purchase and certain investment techniques that each Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Short-Term Municipal Bond Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing a Portfolio and its shareholders to forego the opportunity for capital appreciation of that Portfolio’s investments and of their shares.

The Short-Term Municipal Bond Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Standby Commitments

These instruments, which are similar to a put, give each Short-Term Municipal Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Short-Term Municipal Bond Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of a Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference.

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Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The Short-Term Municipal Bond Portfolios may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, a Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of a Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that a Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions that Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Short-Term Municipal Bond Portfolios may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the thinness of the market in which they are traded. Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to a Portfolio’s 15% limit on illiquid securities. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Portfolio.

When-Issued Securities

The Short-Term Municipal Bond Portfolios may purchase tax-exempt securities on a “when-issued” basis. In buying “when-issued” securities, a Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days. A Portfolio pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. It is also possible that the securities will never be issued and the commitment cancelled.

Municipal Bond Insurance

The Advisor anticipates that a portion of each Short-Term Municipal Bond Portfolio’s investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase. Each Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by a Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as a Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid

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from a Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by a Short-Term Municipal Bond Portfolio, may not improve the resale value of the security. Therefore, unless a Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

Each Short-Term Municipal Bond Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s, including AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation and Financial Guaranty Insurance Company.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that a Short-Term Municipal Bond Portfolio’s participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. Each Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. Each Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

Municipal Custody Receipts

The Short-Term Municipal Bond Portfolios also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on

10

certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

CALIFORNIA MUNICIPAL SECURITIES RISKS

The DFA California Short-Term Municipal Bond Portfolio invests primarily in California municipal securities and, therefore, its performance is closely tied to the ability of California municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect California municipal issuers and does not purport to be a complete description of such factors. These factors only apply to the DFA California Short-Term Municipal Bond Portfolio. The financial condition of California, its public authorities and local governments could affect the market values of, and therefore the net asset value per share and the interest income of the DFA California Short-Term Municipal Bond Portfolio, or result in the default of existing obligations, including obligations that may be held by the Portfolio.

The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of California municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in California. It has not been independently verified by the DFA California Short-Term Municipal Bond Portfolio. The DFA California Short-Term Municipal Bond Portfolio makes no representation or warranty regarding the completeness or accuracy of such information.

Economic Outlook

The California economy is the largest among the states and one of the largest in the world. Major components of the State’s economy are high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, and services. In early 2001, California’s economy slipped into a recession that was concentrated in the State’s high tech sector and, geographically, in the San Francisco Bay area. After healthy gains in 2004, 2005, and early 2006, the California economy decelerated in step with the national economy. The key factors involved in the California slowdown are the same as for the nation; that is, declining real estate markets, decreasing availability of credit, shrinking equity values and growing unemployment. The outlook for the California economy is for negative growth in 2009 and weak growth in 2010.

California personal income grew by an estimated 6.5% in 2006, 5.3% in 2007 and 3.7% in 2008. Growth in statewide taxable sales fell to 3.9% in 2006 from 7.4% in 2005. The State unemployment rate was 5.4% for 2007, up from 4.9% in 2006. The non-agricultural wage and salary employment growth slowed from 0.7 in 2007 to -0.4% in 2008 and is projected to slow further to -1.2% in 2009. Personal income growth is anticipated to slow from 4.0% in 2008 to 2.2% in 2009. Most of the anticipated slowdown in income growth is related to tapering activity in the construction and finance-related sectors stemming from the decline in the real estate market. Taxable sales grew by 4.0% in 2006 but growth slowed in 2007.

Revenues and Expenditures

The California Legislative Analyst’s Office, in its November 2008 California Fiscal Outlook, noted that California’s budget outlook has deteriorated and projects that absent corrective action the State will end the 2009

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fiscal year with a $8.4 billion deficit and the 2010 fiscal year with a $27.8 billion deficit. This negative outlook is due in part to a combination of a worsening economic and revenue picture, delayed benefits from budget solutions and higher costs.

Limitation on Taxes

Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes devoted to a specific purpose without two-thirds voter approval. Proposition 218, another constitutional amendment initiative enacted in 1996 further limited the ability of local governments to raise taxes and fees. Counties, in particular have had fewer revenue raising options than many other local government entities, while having to maintain many services.

Appropriations Limits

California and its local governments are subject to an annual “appropriations limit” imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Proposition 98, as modified by Proposition 111, changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K–14 schools a minimum amount of funding. The Proposition 98 guarantee is funded by local property taxes and the General Fund. Article XIII B prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds.

Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations required to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations for tax refunds, (4) appropriations of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels, (5) appropriations of certain taxes imposed by initiative, and 6) appropriations made in certain cases of emergency. The appropriations limit for each year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population, and any transfers of service responsibilities between government units.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $46 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $10 billion of self liquidating general obligation bonds outstanding as of January 1, 2009. As of January 1, 2009, the State had approximately $66 billion of authorized and unissued non-self liquidating bonds and $1 billion of authorized and unissued self-liquidating bonds.

On March 2, 2004, California voters approved two measures designed to address the cumulative budget deficit and to implement structural reform. Under the California Economic Recovery Bond Act (Proposition 57), the State is authorized to issue up to $15 billion of economic recovery bonds (“ERBs”), of which $8.7 billion remain outstanding as of January 1, 2009 after California issued $10.9 billion in ERBs in fiscal year 2004 and $3.2 billion in fiscal year 2008 to finance the negative General Fund reserve as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. The Balanced Budget Amendment (Proposition 58) restricts future long-term deficit financing and requires the State to adopt and maintain a balanced budget and to establish a reserve fund.

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Other Issuers of California Municipal Obligations

There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

Bond Ratings

In February 2009, Standard and Poor’s lowered its rating on California’s general obligation bonds from “A+” to “A.” In doing so, it cited California’s inability to reach an agreement on a mid-year budget revision and its rapidly eroding cash position. Fitch raised its rating on California’s general obligation bonds from “A” to “A+” on June 9, 2006. On January 23, 2009, Fitch issued a statement stating that the ratings of California’s general obligation bonds is in line for review in light of the state’s financial struggles. California anticipates Fitch’s rating to be lowered from its current “A+” rating. On May 22, 2006, Moody’s raised its rating on California’s general obligation bonds from “A2” to “A1.” As of January 21, 2009, Moody’s warned that it might downgrade California’s general obligation bond rating, currently at “A2”, because of the state’s significant budget shortfall, impending liquidity crisis and lack of legislative solutions. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

There are numerous civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow. It is not possible to predict what impact, if any, such proceedings may have on the DFA California Short-Term Municipal Bond Portfolio.

Other Considerations

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California municipal obligation in the DFA California Short-Term Municipal Bond Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

The DFA California Short-Term Municipal Bond Portfolio is susceptible to political, economic, or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

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DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [            ] Audit Committee meetings held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [            ] Nominating Committee meetings held during the fiscal year ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of a Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [            ] Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	89 portfolios in 4 investment companies	None

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	89 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1981	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	89 portfolios in 4 investment companies	None

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	89 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	89 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 62	Chairman, Director, President and Chief Executive Officer	Since 1981	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	89 portfolios in 4 investment companies	None

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund Inc., DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**

John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**

Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**

Myron S. Scholes	None	$10,001-$50,000; Over $100,000 in Simulated Funds**

Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Interested Directors:

David G. Booth	DFA One-Year Fixed Income-$10,001 - $50,000 DFA Short-Term Municipal Bond-Over $100,000 DFA Two-Year Global Fixed Income -Over $100,000	Over $100,000

Eduardo A. Repetto	DFA Short-Term Municipal Bond Portfolio-Over $100,000	Over $100,000

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal period year ended October 31, 2009.

Name and Position	Aggregate Compensation from DFAIDG*		Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	[$	]	N/A	N/A	[$		]
John P. Gould Director	[$	]	N/A	N/A	[$		]
Roger G. Ibbotson Director	[$	]	N/A	N/A	[$		]
Robert C. Merton** Director	[$	]	N/A	N/A	[$		]
Myron S. Scholes Director	[$	]	N/A	N/A	[$		]
Abbie J. Smith Director	[$	]	N/A	N/A	[$		]
Christopher S. Crossan Chief Compliance Officer	[$	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: [$160,000 (Mr. Ibbotson); $150,000 (Mr. Scholes); and $150,000 (Ms. Smith)]. A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the

17

disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004)

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC. (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

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[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

Directors and officers as a group own less than 1% of the outstanding stock of each Portfolio described in this SAI, except that Directors and officers as a group, as of January 30, 2010, held [    %] of the DFA Five-Year Global Fixed Income Portfolio and [    %] of the DFA Short Term Municipal Bond Portfolio.

SERVICES TO THE PORTFOLIOS

Administrative Services—The DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios

The Fund has entered into an administration agreement with the Advisor, on behalf of the DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios. Pursuant to the administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Portfolios are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.10%

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2009 (000)		FISCAL PERIOD ENDED 2008 (000)	FISCAL YEAR ENDED 2007 (000)
DFA One-Year Fixed Income Portfolio	[	]	$3,110	$3,019
DFA Two-Year Global Fixed Income Portfolio	[	]	$2,920	$2,761

Administrative Services—All Portfolios

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PNC Global are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Portfolios pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

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.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee. The DFA One-Year Fixed In come Portfolio, DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio are each subject to a monthly fee of $1,666. The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio are each subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Five-Year Government Portfolio and DFA California Short-Term Municipal Bond Portfolio. Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid management fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

	FISCAL YEAR ENDED 2009 (000)	FISCAL PERIOD ENDED 2008 (000)		FISCAL YEAR ENDED 2007 (000)
DFA One-Year Fixed Income Portfolio(a)	$	$1,563		$1,510
DFA Two-Year Global Fixed Income Portfolio(b)	$	$1,546		$1,468
DFA Selectively Hedged Global Fixed Income Portfolio(c)	$	$184		N/A
DFA Five-Year Government Portfolio	$	$2,205		$2,146
DFA Five-Year Global Fixed Income Portfolio	$	$8,193		$7,265
DFA Intermediate Government Fixed Income Portfolio	$	$1,254		$1,086
DFA Inflation-Protected Securities Portfolio (d)	$	$316	[1]	$92	[3]
DFA Short-Term Municipal Bond Portfolio (e)	$	$1,813		$1,666
DFA California Short-Term Municipal Bond Portfolio (f)	$	$318	[2]	$93	[4]
DFA Short-Term Extended Quality Portfolio(g)	$	N/A		N/A

[1]	$347 after recoupment of fees previously waived
[2]	$334 after recoupment of fees previously waived
[3]	$81 after waiver
[4]	$77 after waiver
(a)	Prior to October 23, 2009, the Portfolio was a Feeder Portfolio and the dollar amount prior to October 23, 2009 represents the amount paid by the Master Fund in which the Portfolio invested its assets.
(b)

Prior to October 23, 2009, the Portfolio was a Feeder Portfolio and the dollar amount prior to October 23, 2009 represents the amount paid by the Master Fund in which the Portfolio invested its assets. Prior to October 23, 2009, the Master Fund had more than one Feeder Portfolio and/or direct investor and, therefore, the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

(c)

The DFA Selectively Hedged Global Fixed Income Portfolio commenced operations on January 9, 2008. Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.25% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

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(d)

DFA Inflation-Protected Securities Portfolio commenced operations on September 18, 2006. Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA Inflation-Protected Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.20% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(e)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total management fee when its Portfolio Expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

(f)

California Short-Term Municipal Bond Portfolio commenced operations on April 2, 2007. Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA California Short-Term Municipal Bond Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.30% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expense previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(g)

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.22% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect for an initial period until March 1, 2010 and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by DFA Investment Dimensions Group Inc. (the “Fund”) or the Advisor.

PORTFOLIO MANAGER

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. David A. Plecha coordinates the

25

efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios. Mr. Plecha does not own shares of any of the Portfolios.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, Mr. Plecha manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which Mr. Plecha has the primary responsibility for coordinating the day-to-day management responsibilities.

Number of Accounts Managed and Total

Assets by Category As of October 31, 2009

•	[ ] U.S. registered mutual funds with [$ ] million in total assets under management.

•	[ ] unregistered pooled investment vehicles with [$ ] million in total assets under management.

•	[ ] other accounts with [$ ] million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio

26

managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio and/or Account. However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; and DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares. Effective as of October 23, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were no longer feeder portfolios and now hold the portfolio securities previously held by The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively, the Master Funds in which the Portfolios invested. The Fund generally offers shares of the Portfolios only to institutional investors and clients of registered investment advisers.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code is designed to

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ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	[	%]

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	[	%]

Trust Company of America* P.O. Box 6503 Englewood, CO 80155	[	%]

Ameritrade, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	[	%]

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DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

DFA Global 60/40 Portfolio	[	%]

Charles Schwab & Company, Inc.*[1]	[	%]

National Financial Services LLC*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[	%]

National Financial Services LLC*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

Trust Company of America*[1]	[	%]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[	%]

National Financial Services LLC*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

Trust Company of America*[1]	[	%]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[	%]

National Financial Services LLC*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

Trust Company of America*[1]	[	%]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

National Financial Services LLC*[1]	[	%]

Pershing LLC* One Pershing Plaza P.O. Box 2052 Jersey City, NJ 07303	[	%]

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DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[	%]

National Financial Services LLC*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[	%]

National Financial Services LLC*[1]	[	%]

Trust Company of America*[1]	[	%]

Ameritrade, Inc.*[1]	[	%]

LPL P.O. Box 509046 San Diego, CA 92150	[	%]

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[	%]

Ameritrade, Inc.*1	[	%]

National Financial Services LLC*[1]	[	%]

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

*	Owner of record only (omnibus).
[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

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The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation Of The Portfolios And Their Shareholders” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For investors in the Short-Term Municipal Bond Portfolios, the following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect To Short-Term Municipal Bond Portfolios.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

Taxation of the Portfolios

Each Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the Code. If a Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, a Portfolio must satisfy the following requirements:

•

Distribution Requirement —the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•

Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

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In some circumstances, the character and timing of income realized by a Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See, “Investment in Complex Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

A Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. In addition, any such under-distribution of income might cause a Portfolio to fail to satisfy the Income Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Portfolio’s income and performance. It is possible that a Portfolio will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a Portfolio with a high turnover rate is likely to generate more short-term and less long-term capital gain or loss than a comparable Portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance.

Capital loss carryovers. For federal income tax purposes, a Portfolio is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on, or distribute, such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if a Portfolio experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of a fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing a Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. A Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Portfolio. Moreover, because of circumstances beyond a Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Undistributed capital gains. A Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. A Portfolio currently intends to distribute net capital gains. If a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such

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gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Foreign income tax. Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle a Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, a Portfolio may elect to pass-through foreign tax credits to shareholders. See “Investment in Foreign Securities – Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities

Certain of the Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes on a Portfolio and/or its shareholders. Any foreign withholding taxes could reduce a Portfolio distributions paid to you.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its

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shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from a Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by a Portfolio as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of a Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if a Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

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Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities

To the extent a Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations. Because the income of each Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolio on debt securities will continue to be taxed at the higher ordinary income tax rate.

Both a Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

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After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. Because the income of each Portfolio is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

A Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. While securities are loaned out by a Portfolio, the Portfolio will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

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Short sales. A Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made a current inclusion election to accrue market discount into income as it accrues. If a Portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Portfolio’s investment in such securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a Portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a Portfolio should recognize market discount on a debt obligation, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent the Portfolio may take deductions for bad debts or worthless securities and how the Portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Credit default swap agreements. The Portfolio may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Portfolio intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Portfolio intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Portfolio to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in credit default swap agreements.

Investment in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution. Such Portfolio’s investment in a U.S. REIT may require a Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Portfolio’s investment in a U.S. REIT may at other times result in the Portfolio’s receipt of cash in excess of the U.S. REIT’s earnings; if the

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Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. If a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Investment in Complex Securities — Investment in taxable mortgage pooling vehicles (excess inclusion income)” and “Non U.S. Investors —Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment. A Portfolio’s investment in a non U.S. REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities- PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Investment in Foreign Securities.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pooling vehicles (excess inclusion income). Certain Portfolios may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Portfolio’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Portfolios do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities are not subject to U.S. withholding tax.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. Certain Portfolios may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which a Portfolio invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends paid by a Portfolio before January 1, 2010 (sunset date), except that after this date, a Portfolio’s distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

Because each Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and

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residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

Additional Tax Information With Respect To Short-Term Municipal Bond Portfolios

Exempt-interest dividends. By meeting certain requirements of the Code, each of the Short-Term Municipal Bond Portfolios qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading, “Alternative Minimum Tax.”

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states. The right of a state to exempt from taxation interest on its own state and local obligations while taxing the

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interest on out-of-state municipal securities was affirmed by the U.S. Supreme Court in Kentucky v. Davis, decided May 19, 2008. However, the Supreme Court declined to address whether the in-state exemption for private activity bonds violates the Commerce Clause of the U.S. Constitution, leaving for future courts to consider any claim that differential treatment of interest on out-of-state private-activity bonds should be evaluated differently from the treatment of municipal bond interest generally.

Taxable income dividends. The Short-Term Municipal Bond Portfolios may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gains and gain or loss on sale or exchange of your portfolio shares; redemption at a loss within six months of purchase. The Short-Term Municipal Bond Portfolios may realize capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. If you are a taxable investor, when you sell your shares in a Portfolio, you may realize a capital gain or loss, which is subject to federal income tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Information On The Amount and Tax Character of Distributions. The Short-Term Municipal Bond Portfolios will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Portfolio during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December but paid in January are taxed to you as if made in December.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Short-Term Municipal Bond Portfolio or the DFA California Short-Term Municipal Bond Portfolio. The Short-Term Municipal Bond Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Interest on debt you incur to buy or hold shares of the Short-Term Municipal Bond Portfolios may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Short-Term

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Municipal Bond Portfolios distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

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PROXY VOTING POLICIES

The Board of Directors of DFAIDG has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of that Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In

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cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of DFAIDG have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, three months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”).

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Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Five-Year Government Portfolio and DFA California Short-Term Municipal Bond Portfolio	Fund Custodian	Daily

Citibank, N.A.	DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	All Portfolios	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios	Independent registered public accounting firm	Upon request

Citibank North American, Inc.	All Portfolios	Middle office operational support service provider to the Advisor	Daily

American Medical Association	DFA One-Year Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly

Marquette Associates, Inc.	DFA Five-Year Global Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Consulting Services Group LLC	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	DFA One-Year Fixed Income Series and DFA Five-Year Government Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Monthly

Segal Advisors, Inc.	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Rachor Investment Advisory	DFA Five-Year Global Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering

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whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2009, as set forth in the Fund’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or
•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans— Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit

DFA INVESTMENT DIMENSIONS GROUP INC. (115/116)

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO EX-28.a.1.

(2)	Articles Supplementary filed with the Maryland State Secretary of State on September 22, 2009 re: the allocation and classification of shares

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO EX-28.a.2.

(b)	By-Laws.

Amended and Restated By-Laws of the Registrant — to be filed by Amendment.

(c)	Instruments Defining the Rights of Security holders.

(1)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.

(1)	Investment Management Agreements.

(a)	Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:

*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:

*	VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:

*	DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:

*	Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, amended December 20, 1996

*	DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:

*	DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*	VA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*	VA International Small Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*	VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:

*	International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:

*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6- 10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:

*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax- Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(2)	Addendum Number Two re: the reflection of the following name changes:

*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax- Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:

*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*	U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*	U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*	International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*	U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:

*	Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on

Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

*	DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 100/101 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 8, 2008.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA International Value Ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 107/108 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 9, 2008

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 110/111 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 16, 2008

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 110/111 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 16, 2008

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 111/112 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 9, 2008.

(2)	Sub-advisory Agreements.

(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

*	VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

*	VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

*	Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:

*	Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*	Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:

*	Enhanced U.S. Large Company Portfolio;
*	DFA Two-Year Corporate Fixed Income Portfolio; and

*	DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registration Statement of the Registrant on form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:

*	U.S. 9-10 Small Company Portfolio;
*	U.S. Large Company Portfolio;
*	DFA One-Year Fixed Income Portfolio;
*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(a)	Addendum Number One re: the addition of:

*	Tax-Managed U.S. 5-10 Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio
*	Tax-Managed International Value Portfolio
*	Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing	Date: January 22, 1999.

(b)	Addendum Number Two re: the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:

*	Tax-Managed U.S. Marketwide Portfolio; and the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:

*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:

*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:

*	Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:

*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement.

Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:

*	Tax-Managed U.S. Marketwide Portfolio and the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:

*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:

*	Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:

*	U.S. Core Equity 1 Portfolio;
*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Fourteen re: the addition of the:

*	Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement

Administration and Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation (“PFPC”) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:

*	Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:

*	DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:

*	Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:

*	U.S. Core Equity 1 Portfolio;
*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Seventeen re: the addition of the:

*	Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(3)	Administration Agreements.

Administration Agreements between the Registrant and DFA.

(a)	Dated January 6, 1993 re: the

*	DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999

(b)	Dated August 8, 1996 re: the:

*	Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(c)	Dated August 8, 1996 re: the

*	United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the

*	Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:

*	U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the

*	Asia Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:

*	Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the

*	U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:

*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:

*	U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:

*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the

*	RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:

*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:

*	Emerging Markets Portfolios

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:

*	Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(m)	Dated February 8, 1996 re: the

*	DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(n)	Dated August 8, 1996 re: the:

*	International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:

*	Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:

*	U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:

*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 23, 2001.

(q)	Form of Amended and Restated dated October 5, 1999 re: the:

*	U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(r)	Dated November 30, 1997 re: the:

*	Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(s)	Dated December 8, 1998 re: the:

*	Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(t)	Form of Dated August 1, 2001 re: the:

*	Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:

*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(4)	Other.

(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:

*	RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:

*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	DFA California Short-Term Municipal Bond Portfolio
*	TA U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(e)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	Emerging Markets Core Equity Portfolio
*	U.S. Core Equity 1 Portfolio
*	U.S. Core Equity 2 Portfolio
*	U.S. Vector Equity Portfolio
*	International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(f)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	U.S. Large Company Portfolio
*	U.S. Targeted Value Portfolio
*	International Small Company Portfolio
*	Japanese Small Company Portfolio
*	United Kingdom Small Company Portfolio
*	Continental Small Company Portfolio
*	Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)
*	Tax-Managed U.S. Equity Portfolio
*	DFA Short-Term Municipal Bond Portfolio
*	DFA Inflation-Protected Securities Portfolio
*	Emerging Markets Social Core Equity Portfolio
*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(g)	Form of Amended and Restated Fee Waiver Agreement dated December 18, 2008 between the Registrant and DFA re:

*	U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(j)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 112/113 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 26, 2008.

(k)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 112/113 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 26, 2008.

(l)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 113/114 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 23, 2008.

(m)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	Enhanced U.S. Large Company Portfolio
*	U.S. Large Cap Value Portfolio
*	U.S. Small Cap Value Portfolio
*	DFA International Value Portfolio
*	Emerging Markets Portfolio
*	Emerging Markets Value Portfolio

*	DFA One-Year Fixed Income Portfolio
*	DFA Two-Year Fixed Income Portfolio
*	DFA Real Estate Securities Portfolio
*	Large Cap International Portfolio
*	DFA Five-Year Government Portfolio
*	DFA Five-Year Global Fixed Income Portfolio
*	DFA Intermediate Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(n)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:

*	U.S. Sustainability Core 1 Portfolio
*	International Sustainability Core 1 Portfolio
*	DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(o)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re

*	TA World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(p)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re

*	DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers — to be filed by Amendment.

(2)	Consent of PricewaterhouseCoopers LLP re LWAS/DFA International High Book to Market Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 53/54 to Dimensional Investment Group Inc.’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 28, 2008.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.

Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable

(n)	Plans pursuant to Rule 18f-3.

(1)	Multiple Class Plan Pursuant to Rule 18f-3

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 95/96 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 10, 2007.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(3)	On behalf of Dimensional Emerging Markets Value Fund Inc., Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.	INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission

(File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President

Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Patrick E. Carter	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Glenn S. Freed	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Darla Hastings	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho6	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President
Immoo Lee	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
Eduardo A. Repetto	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer
L. Jacobo Rodriguez	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President

Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Sunil Wahal	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Carol W. Wardlaw	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Daniel M. Wheeler	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Office	Not Applicable
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

PNC Global Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 34.	MANAGEMENT SERVICES.

None.

ITEM 35.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment Nos. 115/116 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of this 14th day of December, 2009.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 115/116 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Director, Chairman and Chief Executive Officer	December 14, 2009

Eduardo A. Repetto	Director	December 14, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 14, 2009

/s/ George M. Constantinides* George M. Constantinides	Director	December 14, 2009

/s/ John P. Gould* John P. Gould	Director	December 14, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Director	December 14, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Director	December 14, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Director	December 14, 2009

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 14th day of December, 2009.

THE DFA INVESTMENT TRUST COMPANY (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 115/116 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Trustee, Chairman and Chief Executive Officer	December 14, 2009

Eduardo A. Repetto	Trustee	December 14, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 14, 2009

/s/ George M. Constantinides* George M. Constantinides	Trustee	December 14, 2009

/s/ John P. Gould* John P. Gould	Trustee	December 14, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Trustee	December 14, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Trustee	December 14, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Trustee	December 14, 2009

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

DIMENSIONAL EMERGING MARKETS VALUE FUND consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 14th day of December, 2009.

DIMENSIONAL EMERGING MARKETS VALUE FUND (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of DIMENSIONAL EMERGING MARKETS VALUE FUND consent to the filing of this Post-Effective Amendment No. 115/116 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Trustee, Chairman and Chief Executive Officer	December 14, 2009

/s/Eduardo A. Repetto Eduardo A. Repetto	Trustee	December 14, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 14, 2009

/s/ George M. Constantinides* George M. Constantinides	Trustee	December 14, 2009

/s/ John P. Gould* John P. Gould	Trustee	December 14, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Trustee	December 14, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Trustee	December 14, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Trustee	December 14, 2009

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Exhibit No.	Description

EX-28.a.1	Articles of Amendment and Restatement filed with the State of Maryland on July 9, 2009

EX-28.a.2	Articles Supplementary filed with the State of Maryland on September 22, 2009